UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-08922
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                   Mutual of America Institutional Funds, Inc.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                     Executive Vice President and Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022

       ------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
       ------------------------------------------------------------------
                      Date of fiscal year end: December 31
       ------------------------------------------------------------------

                   Date of reporting period: December 31, 2004
       ------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

      The Annual Report to Shareholders follows:

                                                       MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                                  ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND
                                DECEMBER 31, 2004

           This report is not to be construed as an offering for sale.
          No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    3

Asset Allocations .........................................................    8

Expense Example ...........................................................    9

Summary Portfolio of Investments in Securities:

  All America Fund ........................................................   11

  Equity Index Fund .......................................................   14

  Mid-Cap Equity Index Fund ...............................................   16

  Aggressive Equity Fund ..................................................   18

  Bond Fund ...............................................................   20

  Money Market Fund .......................................................   23

Statements of Assets and Liabilities ......................................   25

Statements of Operations ..................................................   26

Statements of Changes in Net Assets .......................................   28

Financial Highlights ......................................................   30

Notes to Financial Statements .............................................   33

Report of Independent Registered Public Accounting Firm ...................   38

Directors and Officers ....................................................   39

Other Information .........................................................   41

--------------------------------------------------------------------------------
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      The year 2004 was characterized by greater-than-normal uncertainty. There was concern early in the year that the nascent economic recovery was not sustainable because job growth remained muted. Also troubling at this time were continually escalating crude oil prices, from the high $20s to $40 per barrel by early summer. Despite these apparent obstacles to growth, the Federal Reserve had been strongly suggesting for some time that short-term interest rates would have to be revised from abnormally low levels. Meanwhile, military efforts to stabilize Iraq so that it could assume self-government were not going as well as had been hoped for.

      During the first half of 2004, both the bond and stock markets moved sideways, but with a fair degree of volatility. The 10-Year Treasury bond began the year at a yield of 4.25%, fell to 3.68% by the middle of March, and then rose dramatically to a high for the year of 4.87% in mid-June. The stock market reacted to the noted uncertainty by engaging in very rapid sector rotation -- by the end of June, the S&P 500 had advanced little more than 2%, none of the 10 S&P 500 sectors traded outside a range of plus or minus 4% of the overall index, and no one sector ranked either first or last in more than one month.

      Two important events occurred around June 30th. First, following through on announced plans, the United States Military Command in Iraq handed over political authority to an interim Iraqi government in anticipation of free democratic elections scheduled for January 2005. Second, the Federal Reserve changed the Fed Funds rate for the first time in 13 months with an increase of 25 basis points in what was clearly telegraphed as only the beginning of a monetary tightening cycle.

      While both of these events eliminated some of the uncertainty that had prevailed, they simultaneously raised new issues. Would the new Iraqi authority succeed in preparing the way to elections, and could the Iraqis assume the responsibility for their own security? As for domestic monetary policy, when and by how much would the Federal Reserve raise rates again, and more importantly, how high would short rates eventually go? Furthermore, the price of oil reached $50 per barrel by the end of September. And during the same period of time, domestic attention shifted to the upcoming Presidential and Congressional elections as the summer political party conventions and subsequent debates focused the issues, making it apparent that the campaign would be intense and the results likely to be very close.

      In this context, the stock market continued its sideways motion, although energy stocks began to clearly outperform as rising oil prices ensured increasing earnings estimates for companies in this sector. Interestingly, from the end of June, the long-term bond yield proceeded to drift lower, dropping below the 4% level in late October, even while short rates had risen twice in the interim, bringing the Fed Funds rate to 1.75% from the low of 1.00%.

      Then two pivotal events seemed to give the markets at least a partial respite from the outstanding uncertainties. On October 25th, oil prices peaked at $55 per barrel, and began a quick 5% decline over the next week to close at $49.62 on November 2nd, the day that George W. Bush was reelected to his second term as President of the United States.

      During the last two months of 2004, the stock market rallied 7%, with the S&P 500 finishing the year exactly 100 points above its prior year close. This year-over-year increase from 1,111.92 to 1,211.92 represented a 9% price advance for the year. When dividends are included, the total return measured 10.9%. The 10-Year Treasury yield drifted up modestly during the same time period despite two Fed Funds rate hikes to end the year at 4.22%, ironically almost exactly the same yield at which it ended 2003 (4.25%).

      In retrospect, the key driving force behind the stock market in 2004 was the persistence of economic growth and the profits, cash flows and returns that were generated. S&P 500 corporate profits for the fourth quarter of 2004 are likely to be up nearly 20%, which would be the third quarter out of four in which profits advanced 20% or more, confirmation of a powerful recovery. The fact that stock prices did not advance as much as did profits in 2004 has in part to do with the prior year's 28% increase in the S&P 500 in anticipation of the strong profits of 2004, but also as a result of a valuation overhang created by the end of the technology bubble. Price/Earnings multiples expanded dramatically during the final phase of the late 1990s bull market, but have contracted significantly since then. They are still viewed as potentially too high by investors still recovering from a 75% collapse in the Nasdaq Composite and a nearly 50% decline in S&P 500 stocks since 2000.

      The  total  return   performance   for  each  of  the  Mutual  of  America
Institutional Funds is reflected below:

             Total Returns -- Twelve Months Ended December 31, 2004

            All America Fund .............................   + 8.17%

            Equity Index Fund ............................   +10.68%

            Mid-Cap Index Fund ...........................   +16.29%

            Aggressive Equity Fund .......................   + 5.27%

            Bond Fund ....................................   + 3.73%

            Money Market Fund ............................   + 1.18%

      All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

      The pages which immediately follow are brief  presentations and graphs for
each  Fund  (except  the  Money  Market  Fund)  which   illustrate  each  Fund's
respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared to an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                    Sincerely,

                                    John R. Greed

                                    Chairman of the Board, President
                                    and Chief Executive Officer
                                    Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The investment objective of the All America Fund is to outperform the S&P 500 Index(R). The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index(R) with the remaining 40% actively managed, using four different investment approaches. The actively managed portion of the fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value. Mutual of America Capital Management
Corporation manages the value assets and the small cap growth assets. A sub-advisor manages the large cap growth assets.

      The U.S. equity markets continued their advances that started in early 2003 through year-end 2004, with positive performance across all market caps. However, the overall equity performance in 2004 was not nearly as robust as that of 2003. Equity markets have been held in check due to opposing forces of strong earnings growth and fairly reasonable equity valuation levels on one side and the prospect of higher interest rates and the inevitable slowing of growth on the other side.

      The Fund's return for the twelve months ending December 31, 2004 was 8.17% versus the benchmark return of 10.88%, due to underperformance of the active small-cap growth and large-cap growth portions of the Fund.

 [The following table was represented as a line chart in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

               Dates              All America Fund           S & P 500
               -----              ----------------           ---------
             5/1/1996                  10,000                 10,000
            12/31/1996                 11,043                 11,515
            12/31/1997                 13,909                 15,356
            12/31/1998                 16,835                 19,744
            12/31/1999                 21,218                 23,898
            12/31/2000                 20,085                 21,721
            12/31/2001                 16,566                 19,140
            12/31/2002                 12,869                 14,910
            12/31/2003                 17,061                 19,188
            12/31/2004                 18,454                 21,276

            --------------------------------------------------------
                                All America Fund
                                ----------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $10,817           8.17%       8.17%
            5 Years              $ 8,697         -13.03%      -2.75%
            Since 5/1/96
             (Inception)         $18,454          84.54%       7.33%
            --------------------------------------------------------

            --------------------------------------------------------
                                 S & P 500 Index
                                 ---------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $11,088          10.88%      10.88%
            5 Years              $ 8,902         -10.98%      -2.30%
            Since 5/1/96
             (Inception)         $21,276          112.76%      9.10%
            --------------------------------------------------------

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund's objective is to replicate the performance of the S&P 500 Index(R).

      The S&P 500 Index(R) consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

      For the twelve months ended December 31, 2004, the S&P 500 Index(R) had a positive double digit return for the second consecutive year following three years of negative performance. All sectors within the Index posted positive returns with energy and utilities representing the best performing sectors. The weakest sectors were healthcare and technology.

      The Fund's performance for the twelve months ended December 31, 2004 was 10.68%, in line with the benchmark return of 10.88%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not reflected in the benchmark.

 [The following table was represented as a line chart in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

               Dates              Equity Index Fund          S & P 500
               -----              -----------------          ---------
             5/3/1999                  10,000                 10,000
            12/31/1999                 10,895                 11,004
            12/31/2000                  9,908                 10,002
            12/31/2001                  8,705                  8,813
            12/31/2002                  6,777                  6,866
            12/31/2003                  8,697                  8,835
            12/31/2004                  9,625                  9,797

            --------------------------------------------------------
                                Equity Index Fund
                                -----------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $11,068          10.68%      10.68%
            5 Years              $ 8,834         -11.66%      -2.45%
            Since 5/3/99
             (Inception)         $ 9,625          -3.75%      -0.67%
            --------------------------------------------------------

            --------------------------------------------------------
                                 S & P 500 Index
                                 ---------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $11,088          10.88%      10.88%
            5 Years              $ 8,902         -10.98%      -2.30%
            Since 5/3/99
             (Inception)         $ 9,797          -2.03%      -0.36%
            --------------------------------------------------------

      The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                           MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index(R). The index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the index's performance directly proportional to that company's market value. The companies included in the index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For the twelve months ended December 31, 2004, the S&P 400 outperformed the S&P 500 Index(R) for the fifth consecutive year. During this period the S&P 400 Mid-Cap Index(R) generated its second consecutive year of double-digit growth after two years of negative returns. For the 12 months ended December 31, 2004, the best performing sectors were energy and materials. The weakest sector was technology; the only sector to post a negative return.

      The Mid-Cap Equity Index Fund's performance for the twelve-month period ending December 31, 2004 was 16.29% versus the 16.48% return of the S&P MidCap 400 Index(R). Mid-cap futures do not trade as precisely as the larger cap instruments so the cash flows in and out of the Fund can have a larger impact on the performance, which therefore, may vary from the benchmark. In addition, the performance of the Fund includes expenses, such as transaction costs and management fees, which are not reflected in the benchmark.

 [The following table was represented as a line chart in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

                                   Mid Cap Equity          S & P MidCap
               Dates                 Index Fund             400 Index
               -----               --------------          ------------
             9/1/2000                  10,000                 10,000
            12/31/2000                  9,456                  9,549
            12/31/2001                  9,374                  9,491
            12/31/2002                  8,007                  8,114
            12/31/2003                 10,824                 11,005
            12/31/2004                 12,587                 12,818

            --------------------------------------------------------
                            Mid-Cap Equity Index Fund
                            -------------------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $11,629          16.29%      16.29%
            Since 9/1/00
             (Inception)         $12,587          25.87%       5.45%
            --------------------------------------------------------

            --------------------------------------------------------
                             S & P Mid-Cap 400 Index
                             -----------------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $11,648          16.48%      16.48%
            Since 9/1/00
             (Inception)         $12,818          28.18%       5.90%
            --------------------------------------------------------

      The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             AGGRESSIVE EQUITY FUND

      The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

      For the twelve months ended December 31, 2004, the small-cap Russell 2000(R) Index returned 18.33%, outperforming larger caps as measured by either the S&P 400 Index(R) or the S&P 500 Index(R). For the period ending December 31, 2004, the best performing sectors were financial services and materials & processing; the worst performer was technology. All sectors, with the exception of technology, contributed positively for the period and, overall, value outperformed growth.

      Over the twelve-month period ended December 31, 2004, the Fund returned 5.27% versus an 18.33% return for the Russell 2000 Index(R). The underperformance for the period was mainly due to an overconcentration within components of the technology and health care sectors, which under-performed relative to the index.

 [The following table was represented as a line chart in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

                                     Aggressive               Russell
               Dates                 Equity Fund            2000 Index
               -----                 -----------            ----------
             9/1/2000                  10,000                 10,000
            12/31/2000                  9,327                  9,039
            12/31/2001                  8,336                  9,264
            12/31/2002                  6,769                  7,366
            12/31/2003                  9,368                 10,847
            12/31/2004                  9,862                 12,835

            --------------------------------------------------------
                             Aggressive Equity Fund
                             ----------------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $10,527           5.27%       5.27%
            Since 9/1/00
             (Inception)         $ 9,862          -1.38%      -0.32%
            --------------------------------------------------------

            --------------------------------------------------------
                               Russell 2000 Index
                               ------------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $11,833          18.33%      18.33%
            Since 9/1/00
             (Inception)         $12,835          28.35%       5.93%
            --------------------------------------------------------

      The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is to realize high current income while maintaining liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 1.18% for the twelve months ended December 31, 2004. Short-term rates moved higher over the second half of 2004 as the Federal Open Market Committee raised the Fed Funds rate five times, bringing it to 2.25%, up from 1.0% on December 31, 2003. The seven-day effective yield as of February 15, 2005 is 2.40%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                    BOND FUND

      The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage backed securities, all of which normally yield more than U.S. Treasury issues. The Fund measures its performance against the Lehman Brothers Aggregate Bond Index(R) ("Index").

      The ten-year Treasury rate on December 31, 2004 was 4.22%, three basis points lower than the prior year-end. Conversely, yields on five-year Treasuries increased by 36 basis points, finishing 2004 at 3.61%. After five rate hikes over 2004, Fed Funds finished the year at 2.25%, causing short rates to move higher. Concern over both inflation, though still tame, and economic growth drove longer rates lower causing the yield curve to flatten considerably. The spread between the two-year treasury yield and the 30-year treasury yield declined by 149 basis points, finishing 2004 at 176 basis points.

      In the Index, corporate bonds outperformed Treasuries and Agencies due to improved fundamentals and a 50% decline in the default rate. Mortgage-backed securities, which also outperformed Treasuries and Agencies, benefited as a result of low volatility and increased demand from foreign central banks.

      The Bond Fund's return for 2004 was 3.73%, compared to 4.34% for the Lehman Brothers Aggregate Bond Index, due to an underweighting in corporate bonds. In addition, the performance of the Fund includes expenses, such as transaction costs and management fees, which are not reflected in the benchmark.

 [The following table was represented as a line chart in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

                                                           Lehman Bros.
                                        Bond                Aggregate
               Dates                    Fund                Bond Index
               -----                   ------              ------------
             5/1/1996                  10,000                 10,000
            12/31/1996                 10,501                 10,609
            12/31/1997                 11,435                 11,636
            12/31/1998                 12,379                 12,645
            12/31/1999                 11,948                 12,540
            12/31/2000                 12,649                 13,998
            12/31/2001                 13,630                 15,177
            12/31/2002                 14,610                 16,736
            12/31/2003                 15,260                 17,423
            12/31/2004                 15,829                 18,180

            --------------------------------------------------------
                                   Bond Fund
                                   ---------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $10,373           3.73%       3.73%
            5 Years              $13,248          32.48%       5.79%
            Since 5/1/96
             (Inception)         $15,829          58.29%       5.44%
            --------------------------------------------------------

            --------------------------------------------------------
                       Lehman Bros. Aggregate Bond Index
                       ---------------------------------
                                                     Total Return
            Period                Growth         -------------------
            Ended                   of            Cumu-       Average
            12/31/2004           $10,000         lative       Annual
            --------------------------------------------------------
            1 Year               $10,434           4.34%       4.34%
            5 Years              $14,496          44.96%       7.71%
            Since 5/1/96
             (Inception)         $18,180          81.80%       7.14%
            --------------------------------------------------------

      The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    ASSET ALLOCATIONS AS OF DECEMBER 31, 2004

  [The following table was represented as a pie chart in the printed material.]

                                  All America

            Common Stocks                                      96.1%
            Short-Term Debt Securities                          3.2%
            Cash Investments                                    0.7%

  [The following table was represented as a pie chart in the printed material.]

                                Equity Index Fund

            Common Stocks                                      98.8%
            Short-Term Debt Securities                          1.2%

  [The following table was represented as a pie chart in the printed material.]

                            Mid-Cap Equity Index Fund

            Common Stocks                                      94.3%
            Short-Term Debt Securities                          5.7%

  [The following table was represented as a pie chart in the printed material.]

                          Aggressive Equity Index Fund

            Common Stocks                                      95.5%
            Short-Term Debt Securities                          3.2%
            Cash Investments                                    1.3%

  [The following table was represented as a pie chart in the printed material.]

                                    Bond Fund

            Long-Term Debt Securities                          95.3%
            Short-Term Debt Securities                          4.7%

  [The following table was represented as a pie chart in the printed material.]

                                Money Market Fund

            U.S. Government Agencies Discount Notes            52.5%
            Commercial Paper                                   47.1%
            Cash Investments                                    0.4%

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                                EXPENSE EXAMPLE

                                    EXAMPLE

      As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2005 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

      This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2004 and held for the entire period ending December 31, 2004.

                                ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

--------------------------------------------------------------------------------
                                All America Fund
                                ----------------
                                    Beginning        Ending       Expenses Paid
                                     Account        Account       During Period*
                                      Value          Value           July 1 -
                                     July 1,      December 31,     December 31,
                                      2004            2004             2004
--------------------------------------------------------------------------------
  Actual                             $1,000          $1,069             $3
  Hypothetical
    (5% return before expenses)      $1,000          $1,022             $3
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                                Equity Index Fund
                                -----------------
                                    Beginning        Ending       Expenses Paid
                                     Account        Account       During Period*
                                      Value          Value           July 1 -
                                     July 1,      December 31,     December 31,
                                      2004            2004             2004
--------------------------------------------------------------------------------
  Actual                             $1,000          $1,071             $1
  Hypothetical
    (5% return before expenses)      $1,000          $1,024             $1
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                            Mid-Cap Equity Index Fund
                            -------------------------
                                    Beginning        Ending       Expenses Paid
                                     Account        Account       During Period*
                                      Value          Value           July 1 -
                                     July 1,      December 31,     December 31,
                                      2004            2004             2004
--------------------------------------------------------------------------------
  Actual                             $1,000          $1,097             $1
  Hypothetical
    (5% return before expenses)      $1,000          $1,024             $1
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                             Aggressive Equity Fund
                             ----------------------

                                    Beginning        Ending       Expenses Paid
                                     Account        Account       During Period*
                                      Value          Value           July 1 -
                                     July 1,      December 31,     December 31,
                                      2004            2004             2004
--------------------------------------------------------------------------------
  Actual                             $1,000          $1,105             $5
  Hypothetical
    (5% return before expenses)      $1,000          $1,020             $4
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                    Bond Fund
                                    ---------
                                    Beginning        Ending       Expenses Paid
                                     Account        Account       During Period*
                                      Value          Value           July 1 -
                                     July 1,      December 31,     December 31,
                                      2004            2004             2004
--------------------------------------------------------------------------------
  Actual                              $1,000         $1,037             $2
  Hypothetical
    (5% return before expenses)       $1,000         $1,023             $2
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                                Money Market Fund
                                -----------------

                                    Beginning        Ending       Expenses Paid
                                     Account        Account       During Period*
                                      Value          Value           July 1 -
                                     July 1,      December 31,     December 31,
                                      2004            2004             2004
--------------------------------------------------------------------------------
  Actual                             $1,000          $1,007             $1
  Hypothetical
    (5% return before expenses)      $1,000          $1,024             $1
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                            Shares      Value
                                                            ------   -----------

INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.7%) .................................    24,633   $ 1,102,884
                                                                     -----------
CONSUMER, CYCLICAL (6.8%)
   eBay, Inc.* .........................................     2,097       243,839
   Home Depot, Inc. ....................................     6,943       296,744
   Time Warner, Inc.* ..................................    14,482       281,530
   Other Securities ....................................    97,560     3,423,314
                                                                     -----------
                                                                       4,245,427
                                                                     -----------
CONSUMER, NON-CYCLICAL (6.0%)
   Altria Group, Inc. ..................................     6,485       396,234
   Coca-Cola Co. .......................................     7,650       318,470
   PepsiCo, Inc. .......................................     5,326       278,017
   Proctor & Gamble Co. ................................     8,021       441,797
   Wal-Mart Stores, Inc. ...............................    13,390       707,260
   Other Securities ....................................    41,181     1,598,060
                                                                     -----------
                                                                       3,739,838
                                                                     -----------
ENERGY (4.1%)
   ChevronTexaco Corp. .................................     6,699       351,764
   Exxon Mobil Corp. ...................................    20,398     1,045,601
   Other Securities ....................................    24,415     1,154,834
                                                                     -----------
                                                                       2,552,199
                                                                     -----------
FINANCIAL (11.8%)
   American Int'l. Group, Inc. .........................     8,235       540,792
   Bank of America Corp. ...............................    12,771       600,109
   Citigroup, Inc. .....................................    16,409       790,586
   J.P. Morgan Chase & Co. .............................    11,264       439,409
   Wachovia Corp. ......................................     5,070       266,682
   Wells Fargo & Company ...............................     5,349       332,440
   Other Securities ....................................    96,661     4,397,539
                                                                     -----------
                                                                       7,367,557
                                                                     -----------
HEALTHCARE (7.2%)
   Amgen, Inc.* ........................................     4,016       257,626
   Johnson & Johnson ...................................     9,384       595,133
   Pfizer, Inc. ........................................    23,812       640,305
   Other Securities ....................................    70,841     3,008,349
                                                                     -----------
                                                                       4,501,413
                                                                     -----------
INDUSTRIAL (6.8%)
   General Electric Co. ................................    33,428     1,220,109
   United Parcel Service Cl B ..........................     3,544       302,870
   Other Securities ....................................    54,561     2,708,885
                                                                     -----------
                                                                       4,231,864
                                                                     -----------
TECHNOLOGY (9.2%)
   Cisco Systems, Inc.* ................................    20,820       401,826
   Dell, Inc.* .........................................     7,855       331,010
   EMC Corp.* ..........................................     7,577       112,670
   Intel Corp. .........................................    19,992       467,613
   Intl. Business Machines Corp. .......................     5,264       518,925
   Microsoft Corp. .....................................    34,374       918,138
   Other Securities ....................................   155,763     2,978,350
                                                                     -----------
                                                                       5,728,532
                                                                     -----------
TELECOMMUNICATIONS (1.9%)
   SBC Communications, Inc. ............................    10,481       270,095
   Verizon Communications ..............................     8,750       354,463
   Other Securities ....................................    24,659       541,484
                                                                     -----------
                                                                       1,166,042
                                                                     -----------

UTILITIES (1.7%) .......................................    31,820     1,048,240
                                                                     -----------

TOTAL INDEXED ASSETS -- COMMON STOCKS
  (Cost: $33,628,397) 57.2% ............................             $35,683,996
                                                                     -----------

----------
o     Non income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2004

                                                           Face
                                     Rate    Maturity     Amount        Value
                                    ------   --------   ----------   -----------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%) (a) .......                      $  200,000   $   199,290
                                                                     -----------
U.S. Government Agencies (1.2%)
   Federal National Mtge. Assoc ..   1.06%   01/03/05      760,000       759,956
                                                                     -----------
COMMERCIAL PAPER (0.8%)
   7-Eleven Inc. .................   2.25    01/05/05      500,000       499,875
                                                                     -----------
   (Cost: $1,459,146) 2.3% .......                                     1,459,121
                                                                     -----------
TOTAL INDEXED ASSETS
   (Cost: $35,087,543) 59.5% .....                                   $37,143,117
                                                                     -----------

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004:

                                                                  Expiration      Underlying Face      Unrealized
                                                                     Date         Amount at Value      Gain (Loss)
                                                                  ----------      ---------------      ----------
PURCHASED
   5 S&P 500 Stock Index Futures Contracts .................      March 2005         $1,517,125          $9,625
                                                                                     ==========          ======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.4%

----------
(a) The securities, or a portion thereof, in this investment category have been segregated to cover initial margin requirements in open futures contracts.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2004

                                                            Shares      Value
                                                            ------   -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.9%) .................................    44,109   $ 1,194,404
                                                                     -----------
CONSUMER, CYCLICAL (5.2%)
   eBay, Inc.* .........................................     3,300       383,724
   Staples, Inc. .......................................     7,600       256,196
   Other Securities ....................................   116,452     2,613,374
                                                                     -----------
                                                                       3,253,294
                                                                     -----------

CONSUMER, NON-CYCLICAL (1.3%) ..........................    31,473       789,680
                                                                     -----------
ENERGY (0.9%)
   Exxon Mobil Corp. ...................................       880        45,109
   Other Securities ....................................    23,682       536,956
                                                                     -----------
                                                                         582,065
                                                                     -----------
FINANCIAL (8.6%)
   Bank of America Corp. ...............................     5,440       255,626
   Charles Schwab Corp. ................................    28,000       334,880
   Citigroup, Inc. .....................................    10,460       503,963
   MBNA Corp. ..........................................    10,000       281,900
   Other Securities ....................................   134,859     3,964,146
                                                                     -----------
                                                                       5,340,515
                                                                     -----------
HEALTHCARE (3.6%)
   Amgen, Inc.* ........................................     4,000       256,600
   Medtronic, Inc. .....................................     5,600       278,152
   Pfizer, Inc. ........................................    10,200       274,278
   Other Securities ....................................    75,067     1,451,617
                                                                     -----------
                                                                       2,260,647
                                                                     -----------
INDUSTRIAL (5.9%)
   General Electric Co. ................................     6,130       223,745
   United Parcel Service Cl B ..........................     3,607       308,254
   Other Securities ....................................   129,427     3,165,548
                                                                     -----------
                                                                       3,697,547
                                                                     -----------
TECHNOLOGY (9.8%)
   Applied Materials, Inc.* ............................    15,000       256,500
   Cisco Systems, Inc.* ................................    15,000       289,500
   Dell Inc.* ..........................................     7,000       294,980
   EMC Corp.* ..........................................    35,629       529,803
   Electronic Arts, Inc.* ..............................     4,700       289,896
   Juniper Networks, Inc.* .............................    10,500       285,495
   Linear Technology Corp. .............................     7,000       271,320
   Maxim Integrated Products, Inc. .....................     6,300       267,057
   Microsoft Corp. .....................................     9,200       245,724
   Other Securities ....................................   203,542     3,415,732
                                                                     -----------
                                                                       6,146,007
                                                                     -----------

TELECOMMUNICATIONS (0.8%) ..............................    27,092       492,432
                                                                     -----------

UTILITIES (0.9%) .......................................    15,949       547,331
                                                                     -----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost: $21,072,458) 38.9% ...........................             $24,303,922
                                                                     -----------

----------
o     Non income producing security.

                                                           Face
                                     Rate    Maturity     Amount        Value
                                    ------   --------   ----------   -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
Federal Home Loan Bank ...........   1.01%   01/03/05   $  306,000       305,983
                                                                     -----------
COMMERCIAL PAPER (0.4%)
Archer Daniels Midland ...........   2.15    01/03/05      260,000       259,969
                                                                     -----------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $565,952) 0.9% .........                                       565,952
                                                                     -----------
TEMPORARY CASH INVESTMENTS**
   (Cost: $414,400) 0.7% .........                                       414,400
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $57,140,353) 100.0% ....                                   $62,427,391
                                                                     ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2004 was 1.74%.

      The total value of non-income producing investments was $17,224,690 or 27.6% of the Fund's total investments as of December 31,2004.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS:
BASIC MATERIALS (3.1%) .................................    37,007   $ 1,657,424
                                                                     -----------
CONSUMER, CYCLICAL (11.8%)
   eBay, Inc.* .........................................     3,146       365,817
   Comcast Corp. Cl A* .................................    10,536       350,638
   Disney (Walt) Co. ...................................     9,698       269,604
   Home Depot, Inc. ....................................    10,422       445,436
   Time Warner, Inc.* ..................................    21,739       422,606
   Viacom, Inc. Cl B ...................................     8,093       294,504
   Other Securities ....................................   118,179     4,227,442
                                                                     -----------
                                                                       6,376,047
                                                                     -----------
CONSUMER, NON-CYCLICAL (10.4%)
   Altria Group, Inc. ..................................     9,742       595,236
   Coca-Cola Co. .......................................    11,483       478,037
   PepsiCo, Inc. .......................................     7,995       417,339
   Proctor & Gamble Co. ................................    12,039       663,108
   Wal-Mart Stores, Inc. ...............................    20,099     1,061,629
   Other Securities ....................................    61,854     2,400,760
                                                                     -----------
                                                                       5,616,109
                                                                     -----------
ENERGY (7.1%)
   ChevronTexaco Corp. .................................    10,056       528,041
   ConocoPhillips ......................................     3,276       284,455
   Exxon Mobil Corp. ...................................    30,619     1,569,530
   Other Securities ....................................    33,411     1,450,494
                                                                     -----------
                                                                       3,832,520
                                                                     -----------
FINANCIAL (20.4%)
   American Express Co. ................................     5,957       335,796
   American Int'l. Group, Inc. .........................    12,362       811,813
   Bank of America Corp. ...............................    19,171       900,845
   Citigroup, Inc. .....................................    24,631     1,186,722
   Fannie Mae ..........................................     4,594       327,139
   J.P. Morgan Chase & Co. .............................    16,908       659,581
   Merrill Lynch & Co., Inc. ...........................     4,421       264,243
   Morgan Stanley ......................................     5,195       288,426
   US Bancorp ..........................................     8,862       277,558
   Wachovia Corp. ......................................     7,611       400,339
   Wells Fargo & Company ...............................     8,030       499,065
   Other Securities ....................................   116,072     5,107,950
                                                                     -----------
                                                                      11,059,477
                                                                     -----------
HEALTHCARE (12.4%)
   Abbott Laboratories .................................     7,391       344,790
   Amgen, Inc.* ........................................     6,028       386,696
   Johnson & Johnson ...................................    14,086       893,334
   Lilly (Eli) & Co. ...................................     5,371       304,804
   Medtronic, Inc. .....................................     5,737       284,957
   Merck & Co., Inc. ...................................    10,525       338,274
   Pfizer, Inc. ........................................    35,743       961,129
   UnitedHealth Group Inc. .............................     3,102       273,069
   Wyeth ...............................................     6,339       269,978
   Other Securities ....................................    67,878     2,699,365
                                                                     -----------
                                                                       6,756,396
                                                                     -----------
INDUSTRIAL (11.7%)
   3M Company ..........................................     3,695       303,249
   General Electric Co. ................................    50,178     1,831,489
   Tyco International, Ltd. ............................     9,547       341,210
   United Parcel Service Cl B ..........................     5,319       454,562
   United Technologies Corp. ...........................     2,426       250,727
   Other Securities ....................................    66,239     3,172,693
                                                                     -----------
                                                                       6,353,930
                                                                     -----------
TECHNOLOGY (15.8%)
   Cisco Systems, Inc.* ................................    31,252       603,164
   Dell, Inc.* .........................................    11,791       496,873
   Hewlett-Packard Co. .................................    14,333       300,563
   Intel Corp. .........................................    30,010       701,934
   Intl. Business Machines Corp. .......................     7,901       778,881
   Microsoft Corp. .....................................    51,598     1,378,183
   Oracle Corp.* .......................................    24,341       333,959
   Qualcomm, Inc. ......................................     7,779       329,830
   Other Securities ....................................   198,748     3,675,719
                                                                     -----------
                                                                       8,599,106
                                                                     -----------
TELECOMMUNICATIONS (3.2%)
   SBC Communications, Inc. ............................    15,743       405,697
   Verizon Communications ..............................    13,145       532,504
   Other Securities ....................................    37,017       812,898
                                                                     -----------
                                                                       1,751,099
                                                                     -----------

UTILITIES (2.9%) .......................................    47,798     1,574,418
                                                                     -----------
TOTAL INDEXED ASSETS
   (Cost: $53,440,041) 98.8% ...........................             $53,576,526
                                                                     -----------

----------
o     Non income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2004

                                                           Face
                                     Rate    Maturity     Amount        Value
                                    ------   --------   ----------   -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
   U.S. Treasury Bill (a) .........  2.02%   03/03/05   $  400,000   $   398,580
                                                                     -----------

U.S. GOVERNMENT AGENCIES (0.5%) ...                        236,000       235,987
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $634,617) 1.2% ..........                                      634,567
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $54,074,658) 100.0% .....                                  $54,211,093
                                                                     ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The total value of non-income producing investments was $8,077,305, or 14.9% of the Fund"s total investments as of December 31, 2004.

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004:

                                                                  Expiration      Underlying Face      Unrealized
                                                                     Date         Amount at Value      Gain (Loss)
                                                                  ----------      ---------------      ----------
PURCHASED
   2 S&P 500 Stock Index Futures Contracts .................      March 2005          $606,850           $3,850
                                                                                      ========           ======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.1%

   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS:
BASIC MATERIALS (5.0%)
   Lyondell Chemical Co. ...............................     8,102   $   234,310
   Peabody Energy Corp. ................................     2,168       175,413
   Other Securities ....................................    48,236     1,508,359
                                                                     -----------
                                                                       1,918,082
                                                                     -----------
CONSUMER, CYCLICAL (18.3%)
   Caesars Entertainment, Inc.* ........................    10,506       211,591
   D.R. Horton, Inc. ...................................     7,827       315,506
   Harman Intl. Industries, Inc. .......................     2,248       285,496
   Lennar Corp. ........................................     5,239       296,947
   Mandalay Resort Group* ..............................     2,272       160,017
   Mohawk Industries, Inc.* ............................     2,245       204,856
   PetSmart, Inc. ......................................     4,867       172,925
   Toll Brothers, Inc.* ................................     2,503       171,731
   Washington Post Co. Cl B ............................       321       315,549
   Other Securities ....................................   152,058     4,865,431
                                                                     -----------
                                                                       7,000,049
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.3%)
   Constellation Brands, Inc. Cl A .....................     3,622       168,459
   Dean Foods Co* ......................................     4,999       164,717
   Tyson Foods, Inc. ...................................    11,846       217,966
   Whole Foods Market, Inc. ............................     2,082       198,519
   Other Securities ....................................    27,196       892,306
                                                                     -----------
                                                                       1,641,967
                                                                     -----------
ENERGY (6.4%)
   ENSCO International, Inc. ...........................     5,070       160,922
   Murphy Oil Corp. ....................................     3,094       248,912
   Pioneer Natural Resources Co. .......................     4,892       171,709
   Smith International, Inc.* ..........................     3,516       191,306
   Weatherford International, Ltd. .....................     4,560       233,928
   Other Securities ....................................    45,600     1,450,174
                                                                     -----------
                                                                       2,456,951
                                                                     -----------
FINANCIAL (17.5%)
   Banknorth Group, Inc. ...............................     5,902       216,013
   Commerce Bancorp, Inc. (N.J.) .......................     2,663       171,497
   Developers Diversified Realty .......................     3,615       160,398
   Everest RE Group* ...................................     1,883       168,641
   Fidelity Natl. Finl., Inc. ..........................     5,855       267,398
   Hibernia Corp. Cl A .................................     5,204       153,570
   Legg Mason, Inc. ....................................     3,382       247,765
   Leucadia National ...................................     2,407       167,238
   New York Community Bancorp, Inc. ....................     8,903       183,135
   Old Republic Intl. Corp. ............................     6,119       154,811
   Radian Group, Inc. ..................................     3,084       164,192
   TCF Financial .......................................     4,657       149,676
   Other Securities ....................................   122,797     4,503,377
                                                                     -----------
                                                                       6,707,711
                                                                     -----------
HEALTHCARE (10.1%)
   Barr Pharmaceuticals, Inc.* .........................     3,440       156,658
   Coventry Health Care* ...............................     3,012       159,877
   Dentsply International, Inc. ........................     2,713       152,471
   Pacificare Health Systems, Inc. .....................     2,828       159,839
   Patterson Cos., Inc.* ...............................     4,596       199,420
   Sepracor, Inc.* .....................................     3,525       209,279
   Varian Medical Systems, Inc.* .......................     4,559       197,131
   Other Securities ....................................    87,046     2,654,923
                                                                     -----------
                                                                       3,889,598
                                                                     -----------
INDUSTRIAL (12.0%)
   C.H. Robinson Worldwide, Inc. .......................     2,863       158,954
   Expeditors Int'l Wash., Inc. ........................     3,576       199,827
   Fastenal Co. ........................................     2,546       156,732
   Republic Services, Inc. .............................     5,060       169,712
   Other Securities ....................................   114,301     3,926,777
                                                                     -----------
                                                                       4,612,002
                                                                     -----------
TECHNOLOGY (13.8%)
   CDW Corp. ...........................................     2,789       185,050
   Cognizant Tech Solutions* ...........................     4,462       188,876
   McAfee, Inc.* .......................................     5,376       155,528
   Microchip Technology, Inc. ..........................     6,925       184,621
   Other Securities ....................................   235,469     4,577,293
                                                                     -----------
                                                                       5,291,368
                                                                     -----------
TELECOMMUNICATIONS (0.5%)
   Telephone & Data Systems, Inc. ......................     1,934       148,821
   Other Securities ....................................     8,230        34,155
                                                                     -----------
                                                                         182,976
                                                                     -----------

UTILITIES (6.4%) .......................................    92,900     2,466,035
                                                                     -----------

TOTAL COMMON STOCKS
   (Cost: $30,975,238) 94.3% ...........................             $36,166,739
                                                                     -----------

----------
o Non income producing security.

   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2004

                                                           Face
                                     Rate    Maturity     Amount        Value
                                    ------   --------   ----------   -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
   U.S. Treasury Bill (a) .........  2.02%   03/03/05     $300,000   $  298,935
                                                                     -----------
U.S. GOVERNMENT AGENCIES (4.9%)
   Federal National Mtge. Assoc. ..  1.06    01/03/05    1,900,000     1,899,889
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,198,862) 5.7% .......................................     2,198,824
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $33,174,100) 100.0% ....................................   $38,365,563
                                                                     -----------

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The total value of non-income producing investments was $14,014,515, or 36.5% of the Fund's total investments as of December 31, 2004.

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004:

                                                                  Expiration      Underlying Face      Unrealized
                                                                     Date         Amount at Value      Gain (Loss)
                                                                  ----------      ---------------      ----------
PURCHASED
   6 S&P MidCap 400 Stock Index Futures Contracts ..........      March 2005         $1,996,050          $26,550
                                                                                     ==========          =======

Face value of futures purchased and oustanding as a percentage of total investments in securities: 5.2%

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                 Summary PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS:
BASIC MATERIALS (6.3%)
   Cytec Industries, Inc. ..............................     2,310   $   118,780
   Georgia Gulf Corp. ..................................     3,815       189,987
   Graftech International, Ltd.* .......................    12,170       115,128
   Other Securities ....................................    30,240       662,772
                                                                     -----------
                                                                       1,086,667
                                                                     -----------
CONSUMER, CYCLICAL (14.1%)
   Aaron Rents, Inc. ...................................     5,378       134,450
   Crown Holdings, Inc.* ...............................    21,708       298,268
   Jacuzzi Brands, Inc.* ...............................    14,710       127,977
   Shopko Stores, Inc.* ................................     6,060       113,201
   Other Securities ....................................    80,468     1,784,612
                                                                     -----------
                                                                       2,458,508
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.4%)
   Chiquita Brands Intl., Inc. .........................     6,260       138,096
   Longs Drug Stores Corp. .............................     3,970       109,453
   MGI Pharma, Inc.* ...................................     4,706       131,815
   Walter Industries, Inc. .............................     5,130       173,035
   Other Securities ....................................    12,977       211,381
                                                                     -----------
                                                                         763,780
                                                                     -----------
ENERGY (3.7%)
   Range Resources Corp. ...............................     8,385       171,557
   Southern Union Co.* .................................     4,717       113,114
   Other Securities ....................................    17,830       353,801
                                                                     -----------
                                                                         638,472
                                                                     -----------
FINANCIAL (19.7%)
   American Home Mortgage Inv ..........................     3,100       106,175
   Assured Guaranty Co.* ...............................     5,530       108,775
   BankAtlantic Bancorp, Inc. Cl A .....................     6,960       138,504
   Brookline Bankcorp ..................................     7,230       117,994
   Direct General Corp. ................................     3,480       111,708
   Equity Inns, Inc. ...................................     9,760       114,582
   LandAmerica Financial Group .........................     2,650       142,915
   MAF Bancorp .........................................     2,530       113,395
   PrivateBancorp, Inc. ................................     3,489       112,450
   Provident Financial Services ........................     6,270       121,450
   Sterling Financial Corp.* ...........................     3,075       120,725
   W Holding Co., Inc. .................................     4,680       107,359
   Other Securities ....................................    77,078     2,004,926
                                                                     -----------
                                                                       3,420,958
                                                                     -----------
HEALTHCARE (8.0%)
   Advanced Medical Optics, Inc.* ......................     2,938   $   120,869
   Centene Corporation* ................................     3,712       105,235
   Other Securities ....................................    80,450     1,170,933
                                                                     -----------
                                                                       1,397,037
                                                                     -----------
INDUSTRIAL (20.0%)
   Apogee Enterprises, Inc. ............................     8,770       117,606
   Audiovox Corp. Cl A* ................................     7,020       110,776
   Benchmark Electronics* ..............................     4,448       151,677
   Champion Enterprises, Inc* ..........................    14,100       166,662
   Ciber Inc.* .........................................    11,326       109,183
   Dycom Industries, Inc.* .............................     3,970       121,164
   Engineered Support Systems ..........................     2,360       139,759
   General Cable Corp.* ................................    15,920       220,492
   Kirby Corp.* ........................................     3,413       151,469
   Landstar System, Inc.* ..............................     1,769       130,269
   RailAmerica, Inc.* ..................................    12,710       165,866
   Siligan Holdings, Inc. ..............................     2,710       165,202
   Trinity Industries ..................................     3,600       122,688
   UTI Worldwide, Inc.* ................................     1,660       112,913
   Universal Forest Products ...........................     2,660       115,444
   Other Securities ....................................    63,598     1,367,324
                                                                     -----------
                                                                       3,468,494
                                                                     -----------
TECHNOLOGY (15.4%)
   Cypress Semiconductor Corp.* ........................    13,337       156,443
   DRS Technologies, Inc.* .............................     2,570       109,765
   Other Securities ....................................   198,978     2,404,730
                                                                     -----------
                                                                       2,670,938
                                                                     -----------

TELECOMMUNICATIONS (1.0%) ..............................    14,907       165,651
                                                                     -----------

UTILITIES (2.9%)
   Energen Corp. .......................................     2,220       130,869
   PNM Resources, Inc. .................................     5,255       132,899
   Westar Energy, Inc. .................................     4,550       104,059
   Other Securities ....................................     4,226       142,233
                                                                     -----------
                                                                         510,060
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost: $14,532,627) 95.5% ...........................             $16,580,565
                                                                     -----------

----------
o     Non income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                           Face
                                     Rate    Maturity     Amount        Value
                                    ------   --------   ----------   -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.2%)
   Federal Home Loan Bank .........  1.01%   01/03/05   $  217,000   $   216,988
                                                                     -----------
COMMERCIAL PAPER (2.0%)
   Archer Daniels Midland .........  2.15    01/03/05      350,000       349,958
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $566,946) 3.2% .........................................       566,946
                                                                     -----------
TEMPORARY CASH INVESTMENTS**
   (Cost: $221,800) 1.3% .........................................       221,800
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $15,321,373) 100.0% ....................................   $17,369,311
                                                                     ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2004 was 1.74%.

      The total value of non-income producing investments was $10,412,289, or 59.9% of the Fund's total investments as of December 31, 2004

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                                                       Face
                                             Rating*       Rate       Maturity        Amount           Value
                                             -------      ------      --------      ----------      -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.8%)
   U.S. Treasury Note ................         AAA         3.00%      11/15/07      $  700,000      $   695,680
   U.S. Treasury Note ................         AAA         4.63       05/15/06         500,000          511,524
   U.S. Treasury Strip ...............         AAA         0.00       02/15/17       2,500,000        1,415,493
                                                                                                    -----------
                                                                                                      2,622,697
                                                                                                    -----------
U.S. GOVERNMENT AGENCIES (60.4%)
MORTGAGE-BACKED OBLIGATIONS (41.2%)
   FHLMC .............................         AAA         8.00       07/15/06          13,293           13,280
   FHLMC .............................         AAA         5.00       06/15/17         500,000          512,405
   FHLMC .............................         AAA         4.00       10/15/26         750,000          739,674
   FNMA ..............................         AAA         6.00       05/01/33         538,891          557,476
   FNMA ..............................         AAA         5.00       06/01/33         657,477          653,620
   FNMA ..............................         AAA         5.50       07/01/33         463,612          471,067
   FNMA ..............................         AAA         5.50       10/01/33         614,566          624,449
   FNMA ..............................         AAA         5.00       11/01/33         767,687          763,184
   FNMA ..............................         AAA         4.50       05/01/34         209,324          202,449
   FNMA ..............................         AAA         4.50       06/01/34         351,929          340,371
   FNMA ..............................         AAA         6.50       07/01/34         386,570          405,529
   FNMA ..............................         AAA         5.50       07/01/34         396,466          402,733
   FNMA ..............................         AAA         5.50       09/01/34       1,394,065        1,416,100
   FNMA ..............................         AAA         6.00       09/01/34         688,833          712,637
   FNMA ..............................         AAA         6.50       09/01/34         289,208          303,391
   FNMA ..............................         AAA         5.50       09/01/34       1,233,615        1,253,113
   FNMA ..............................         AAA         5.50       09/01/34         344,779          350,229
   FNMA ..............................         AAA         6.00       10/01/34         737,165          762,638
   FNMA ..............................         AAA         5.50       10/01/34         223,076          226,602
   FNMA ..............................         AAA         4.20       12/26/13       2,000,000        2,005,692
   FNMA ..............................         AAA         5.00       10/25/15         375,000          382,617
   FNMA ..............................         AAA         5.00       04/01/18         572,725          582,440
   FNMA ..............................         AAA         4.50       05/01/18         317,292          316,996
   FNMA ..............................         AAA         4.00       05/01/19         416,676          407,018
   FNMA ..............................         AAA         4.50       05/01/19         378,554          377,587
   FNMA ..............................         AAA         4.50       06/01/19         766,978          765,019
   FNMA ..............................         AAA         4.00       11/25/26         600,000          590,561
   FNMA ..............................         AAA                                   3,431,889        3,531,628
   GNMA (a) ..........................         AAA         6.27       10/16/27       2,000,000        2,198,090
   GNMA (a) ..........................         AAA                                     457,836          479,808
   Other Securities ..................         AAA         7.00       10/25/07         110,202          111,430
                                                                                                    -----------
                                                                                                     22,459,833
                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                                                       Face
                                             Rating*       Rate       Maturity        Amount           Value
                                             -------      ------      --------      ----------      -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (CONTINUED)
NON-MORTGAGE-BACKED OBLIGATION (19.2%)
   FFCB ..............................         AAA         2.88%      06/29/06      $  500,000      $   498,140
   FHLB ..............................         AAA         2.88       09/15/06       1,550,000        1,544,507
   FHLMC .............................         AAA         5.20       03/05/19       3,000,000        2,966,091
   FNMA ..............................         AAA         4.25       07/15/07       1,000,000        1,020,959
   FNMA ..............................         AAA         3.25       01/15/08       3,000,000        2,976,928
   FNMA ..............................         AAA         3.25       02/15/09       1,500,000        1,470,833
                                                                                                    -----------
                                                                                                     10,477,458
                                                                                                    -----------
BASIC MATERIALS (3.3%)
   Cytec Industries, Inc. ............         BBB         6.85       05/11/05         500,000          504,824
   Praxair, Inc. .....................         A-          6.90       11/01/06         500,000          532,836
   Other Securities ..................                                                 750,000          741,718
                                                                                                    -----------
                                                                                                      1,779,378
                                                                                                    -----------
CONSUMER, CYCLICAL (4.9%)
   Kellwood, Co. .....................         BBB-        7.88       07/15/09         250,000          276,200
   Newell Rubbermaid .................         BBB+        4.63       12/15/09         500,000          504,714
   Other Securities ..................                                               2,058,537        1,900,774
                                                                                                    -----------
                                                                                                      2,681,688
                                                                                                    -----------
CONSUMER, NON-CYCLICAL (2.3%)
   Wal-Mart Stores, Inc. .............         AA          6.88       08/10/09         250,000          280,723
   Other Securities ..................                                               1,000,000          983,572
                                                                                                    -----------
                                                                                                      1,264,295
                                                                                                    -----------

ENERGY (0.9%) ........................                                                 500,000          499,356
                                                                                                    -----------
FINANCIAL (15.4%)
   Deere Capital Corp. ...............         A-          3.90       01/15/08         500,000          503,553
   First Horizon Mtge. Trust .........         AAA         5.00       06/25/33         970,285          975,246
   First Tennessee Natl. Corp. .......         BBB+        4.50       05/15/13         500,000          480,592
   GE Capital Corp. ..................         AAA         5.45       01/15/13         500,000          527,732
   General Motors Accep. Corp. .......         BBB-        0.00       12/01/12         500,000          286,337
   Nationwide Health Properties ......         BBB-        7.90       11/20/06         500,000          530,395
   Roslyn Bancorp, Inc. ..............         BBB-        7.50       12/01/08         250,000          277,193
   Shurgard Storage Centers, Inc. ....         BBB         7.75       02/22/11         250,000          284,767
   Other Securities ..................                                               4,500,000        4,534,085
                                                                                                    -----------
                                                                                                      8,399,900
                                                                                                    -----------

HEALTHCARE (1.0%)  ...................                                                 500,000          517,965
                                                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                                                       Face
                                             Rating*       Rate       Maturity        Amount           Value
                                             -------      ------      --------      ----------      -----------
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (1.8%)
   Seariver Maritime...........................AAA         0.00%      09/01/12      $1,000,000      $   703,777
   Other Securities ...........................                                        250,000          246,780
                                                                                                    -----------
                                                                                                        950,557
                                                                                                    -----------

TELECOMMUNICATIONS (0.5%) ........................................................     250,000          252,077
                                                                                                    -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $52,089,833) 95.3% ....................................................................    51,905,204

                                                           Face
                                     Rate    Maturity     Amount        Value
                                    ------   --------   ----------   -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (4.7%)
   7-Eleven Inc. .................   2.25%   01/05/05   $1,300,000   $ 1,299,675
   Anheuser-Busch Cos., Inc. .....   2.05    01/03/05    1,250,000     1,249,858
                                                                     -----------
                                                                       2,549,533
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,549,533) 4.7% ........................................    2,549,533
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $54,639,366) 100.0% .....................................  $54,454,737
                                                                     ===========

----------

Abbreviations:   FFCB = Federal Farm Credit Bank
                 FHLB = Federal Home Loan Bank
                 FHLMC = Federal Home Loan Mortgage Corporation
                 FNMA = Federal National Mortgage Association
                 GNMA = Government National Mortgage Association

(a) U.S. Government guaranteed security.

The total value of investments whose issuer has filed for Chapter XI bankruptcy law (or equivalent) protection was $12,669, or 0.02% of the Fund's total investments as of December 31, 2004.

The total value of investments not rated or below-investment grade was $252,669, or 0.5% the Fund's total investments as of December 31, 2004.

*     Ratings as per Standard & Poor's Corporation.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2004

                                                                                       Face
                                             Rating*       Rate       Maturity        Amount           Value
                                             -------      ------      --------      ----------      -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (52.5%)
   FHLB ..............................         AAA         2.26%      01/05/05      $  200,000      $   199,950
   FHLB ..............................         AAA         2.30       01/05/05         200,000          199,949
   FHLB ..............................         AAA         2.28       01/12/05         152,000          151,894
   FHLB ..............................         AAA         2.30       01/20/05         150,000          149,818
   FHLMC .............................         AAA         2.31       01/06/05         504,000          503,838
   FHLMC .............................         AAA         2.26       01/06/05         184,000          183,942
   FHLMC .............................         AAA         2.27       01/10/05       1,645,000        1,644,066
   FHLMC .............................         AAA         2.26       01/11/05       5,673,000        5,669,435
   FHLMC .............................         AAA         2.30       01/11/05         144,000          143,908
   FHLMC .............................         AAA         2.30       01/14/05         200,000          199,834
   FHLMC .............................         AAA         2.27       01/18/05         225,000          224,759
   FHLMC .............................         AAA         2.28       01/28/05         575,000          574,016
   FHLMC .............................         AAA         2.27       02/01/05      12,722,000       12,697,104
   FHLMC .............................         AAA         2.26       02/08/05         400,000          399,044
   FNMA ..............................         AAA         2.27       01/05/05       1,250,000        1,249,684
   FNMA ..............................         AAA         2.30       01/10/05         300,000          299,827
   FNMA ..............................         AAA         2.28       01/10/05         150,000          149,914
   FNMA ..............................         AAA         2.26       01/11/05         272,000          271,829
   FNMA ..............................         AAA         2.27       01/12/05       1,300,000        1,299,097
   FNMA ..............................         AAA         2.28       01/14/05         200,000          199,835
   FNMA ..............................         AAA         2.28       01/24/05         446,000          445,347
   FNMA ..............................         AAA         2.27       01/25/05         299,000          298,547
   FNMA ..............................         AAA         2.27       01/26/05       1,157,000        1,155,174
   FNMA ..............................         AAA         2.25       01/26/05         100,000           99,844
   FNMA ..............................         AAA         2.25       02/04/05         378,000          377,196
                                                                                                    -----------
                                                                                                     28,787,851
                                                                                                    -----------
COMMERCIAL PAPER (47.1%)
   7-Eleven, Inc. ....................        A1+/P1       2.30       01/03/05         849,000          848,891
   7-Eleven, Inc. ....................        A1+/P1       2.25       01/25/05         660,000          659,008
   Archer Daniels Midland ............        A1/P1        2.15       01/03/05       1,500,000        1,499,821
   Anheuser-Busch Cos., Inc. .........        A1/P1        2.05       01/03/05       1,340,000        1,339,847
   Coca Cola Enterprise ..............        A1/P1        2.28       01/31/05       1,500,000        1,497,147
   Coca Cola .........................        A1/P1        2.25       02/01/05       1,500,000        1,497,089
   Eli Lilly & Co. ...................        A-1+         2.31       02/01/05       1,500,000        1,497,013
   Gannett Co., Inc. .................        A1/P1        2.28       01/28/05       1,500,000        1,497,432
   General Electric Capital Corp. ....        A1+/P1       2.28       01/19/05       1,191,000        1,189,642
   General Electric Capital Corp. ....        A1+/P1       2.28       01/10/05         200,000          199,886
   General Electric Capital Corp. ....        A1+/P1       2.28       01/18/05         150,000          149,838
   Kimberly-Clark Worldwide ..........        A1+/P1       2.13       01/03/05         800,000          799,905
   Kimberly-Clark Worldwide ..........        A1+/P1       2.26       01/19/05         688,000          687,222
   Merck & Co., Inc. .................        A1+/P1       2.27       01/21/05       1,500,000        1,498,106
   National Rural Utilities ..........        A1/P1        2.32       01/21/05       1,000,000          998,710
   National Rural Utilities ..........        A1/P1        2.28       01/14/05         500,000          499,588
   Nestle Capital Corp. ..............        A1+/P1       2.28       01/18/05         872,000          871,060
   Nestle Capital Corp. ..............        A1+/P1       2.28       01/31/05         630,000          628,802
   New Jersey Natural Gas ............        A1/P1        2.31       01/07/05         950,000          949,634

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2004

                                                                                       Face
                                             Rating*       Rate       Maturity        Amount           Value
                                             -------      ------      --------      ----------      -----------
SHORT-TERM DEBT SECURITIES:(CONTINUED)
COMMERCIAL PAPER (Cont'd.)
   New Jersey Natural Gas ............        A1/P1        2.30%      01/07/05         583,000      $   582,776
   New York Times Co. ................        A1/P1        2.34       01/03/05         280,000          279,964
   PepsiCo, Inc. .....................        A1/P1        2.25       01/10/05         335,000          334,812
   Sherwin-Williams ..................        A1/P1        2.26       01/04/05       1,500,000        1,499,717
   Siemens Capital Corp. .............        A1+/P1       2.26       02/03/05         514,000          512,934
   Washington Gas Light Company ......        A1+/P1       2.28       01/06/05       1,510,000        1,509,521
   Washington Post ...................        A1/P1        2.15       01/03/05         797,000          796,905
   XTRA, Inc. ........................        A1+/P1       2.32       01/04/05       1,500,000        1,499,710
                                                                                                    -----------
                                                                                                     25,824,980
                                                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $54,612,831) 99.6 % ................................................................       54,612,831
                                                                                                    -----------
TEMPORARY CASH INVESTMENTS**
   (Cost: $204,900) 0.4 % ....................................................................          204,900
                                                                                                    -----------
TOTAL INVESTMENTS
   (Cost: $54,817,731) 100.0% ................................................................      $54,817,731
                                                                                                    ===========

----------
Abbreviations:   FHLB = Federal Home Loan Bank
                 FHLMC = Federal Home Loan Mortgage Corporation
                 FNMA = Federal National Mortgage Association

*     Ratings as per Standard & Poor's Corporation.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2004 was 1.74 %.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004

                                                                                                 Mid-Cap
                                                            All America      Equity Index     Equity Index
                                                               Fund              Fund             Fund
                                                            -----------      ------------     ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $57,140,353
   Equity Index Fund -- $54,074,658
   Mid-Cap Equity Index Fund -- $33,174,100) .........      $62,427,391      $54,211,093      $38,365,563
Cash .................................................              245            2,009            8,652
Interest and dividends receivable ....................           61,098           66,069           24,516
Receivable for securities sold .......................           31,422           47,159           21,021
Receivable for daily variation on futures contracts ..               --               --            5,550
                                                            -----------      -----------      -----------
TOTAL ASSETS .........................................       62,520,156       54,326,330       38,425,302
                                                            -----------      -----------      -----------
LIABILITIES:
Payable for securities purchased .....................          305,975               --               --
Payable for daily variation on futures contracts .....            1,250              500               --
Dividends payable to shareholders ....................            1,306              384           15,010
Accrued expenses .....................................            1,422              382              273
                                                            -----------      -----------      -----------
TOTAL LIABILITIES ....................................          309,953            1,266           15,283
                                                            -----------      -----------      -----------
NET ASSETS ...........................................      $62,210,203      $54,325,064      $38,410,019
                                                            ===========      ===========      ===========
SHARES OUTSTANDING (NOTE 4) ..........................        6,189,710        6,189,541        3,284,957
                                                            ===========      ===========      ===========
NET ASSET VALUE PER SHARE ............................           $10.05            $8.78           $11.69
                                                            ===========      ===========      ===========

                                                            Aggressive
                                                              Equity             Bond         Money Market
                                                               Fund              Fund             Fund
                                                            -----------      -----------      ------------
ASSETS:
Investments at market value (Notes 1 and 3)
(Cost:
   Aggressive Equity Fund -- $15,321,373
   Bond Fund -- $54,639,366
   Money Market Fund -- $54,817,731) .................      $17,369,311      $54,454,737      $54,817,731
Cash .................................................            6,800            9,496               99
Interest and dividends receivable ....................            8,985          399,608               --
Receivable for securities sold .......................               --               --               --
Shareholder subscriptions receivable .................               --               --          202,688
                                                            -----------      -----------      -----------
TOTAL ASSETS .........................................       17,385,096       54,863,841       55,020,518
                                                            -----------      -----------      -----------
LIABILITIES:
Payable for securities purchased .....................          216,982               --          199,645
Dividends payable to shareholders ....................               --            1,811            3,045
Shareholder redemptions payable ......................               --               --               --
Accrued expenses .....................................              692              710              414
                                                            -----------      -----------      -----------
TOTAL LIABILITIES ....................................          217,674            2,521          203,104
                                                            -----------      -----------      -----------
NET ASSETS ...........................................      $17,167,422      $54,861,320      $54,817,414
                                                            ===========      ===========      ===========
SHARES OUTSTANDING (NOTE 4) ..........................        1,745,328        5,802,184        5,211,484
                                                            ===========      ===========      ===========
NET ASSET VALUE PER SHARE ............................            $9.84            $9.46           $10.52
                                                            ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2004

                                                                                                                   Mid-Cap
                                                                            All America       Equity Index      Equity Index
                                                                                Fund              Fund              Fund
                                                                            -----------       ------------      ------------
INVESTMENT INCOME:
   Dividends .......................................................        $   940,737       $   960,556       $   379,905
   Interest ........................................................             23,370            33,669            30,835
                                                                            -----------       -----------       -----------
Total Investment Income ............................................            964,107           994,225           410,740
                                                                            -----------       -----------       -----------
EXPENSES (Note 2):
   Investment management fees ......................................            287,834            61,727            42,402
   Independent directors' fees and expenses ........................             33,534            33,534            33,534
   Custodian expenses ..............................................             35,058            30,074            20,655
   Accounting expenses .............................................             30,000            30,000            30,000
   Transfer agent fees .............................................             31,615            27,122            18,627
   Registration fees and expenses ..................................             24,584            21,090            14,484
   Audit ...........................................................             18,034            15,470            10,625
   Shareholders reports ............................................              9,837             8,438             5,795
   Other ...........................................................              4,804             4,121             2,830
                                                                            -----------       -----------       -----------
Total expenses before reimbursement ................................            475,300           231,576           178,952
Expense reimbursement ..............................................           (187,466)         (169,849)         (136,550)
                                                                            -----------       -----------       -----------
NET EXPENSES .......................................................            287,834            61,727            42,402
                                                                            -----------       -----------       -----------
NET INVESTMENT INCOME (Note 1) .....................................            676,273           932,498           368,338
                                                                            -----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
   Net realized gain (loss) on investments .........................          1,552,020            29,184         1,591,938
   Net realized gain (loss) on futures contracts ...................            162,718           314,945           307,750
                                                                            -----------       -----------       -----------
                                                                              1,714,738           344,129         1,899,688
                                                                            -----------       -----------       -----------
Net unrealized appreciation (depreciation) of investments
   and futures contracts:
   Net unrealized appreciation (depreciation) of investments .......          2,345,983         3,965,357         3,057,811
   Net unrealized appreciation (depreciation) of futures contracts .            (24,275)          (39,650)           (4,950)
                                                                            -----------       -----------       -----------
                                                                              2,321,708         3,925,707         3,052,861
                                                                            -----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS ............................          4,036,446         4,269,836         4,952,549
                                                                            -----------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................        $ 4,712,719       $ 5,202,334       $ 5,320,887
                                                                            ===========       ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2004

                                                                            Aggressive
                                                                              Equity             Bond           Money Market
                                                                               Fund              Fund               Fund
                                                                            -----------       ------------      ------------
INVESTMENT INCOME:
   Dividends .......................................................        $   107,786       $        --       $        --
   Interest ........................................................              5,458         2,225,444           772,599
                                                                            -----------       -----------       -----------
Total Investment Income ............................................            113,244         2,225,444           772,599
                                                                            -----------       -----------       -----------
EXPENSES (Note 2):
   Investment management fees ......................................            132,669           230,053           113,960
   Independent directors' fees and expenses ........................             33,534            33,534            33,534
   Custodian expenses ..............................................              9,506            31,047            34,689
   Accounting expenses .............................................             30,000            30,000            30,000
   Transfer agent fees .............................................              8,572            27,998            31,283
   Registration fees and expenses ..................................              6,666            21,771            24,325
   Audit ...........................................................              4,890            15,971            17,845
   Shareholders reports ............................................              2,667             8,711             9,733
   Other ...........................................................              1,303             4,255             4,754
                                                                            -----------       -----------       -----------
Total expenses before reimbursement ................................            229,807           403,340           300,123
Expense reimbursement ..............................................            (97,138)         (173,287)         (186,163)
                                                                            -----------       -----------       -----------
NET EXPENSES .......................................................            132,669           230,053           113,960
                                                                            -----------       -----------       -----------
NET INVESTMENT INCOME (LOSS) (Note 1) ..............................            (19,425)        1,995,391           658,639
                                                                            -----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .........................          1,595,952           236,643              (805)
   Net unrealized appreciation (depreciation)
     of investments ................................................           (718,826)         (391,819)              978
                                                                            -----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..................................................            877,126          (155,176)              173
                                                                            -----------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................        $   857,701       $ 1,840,215       $   658,812
                                                                            ===========       ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                                                Mid-Cap
                                               All America Fund              Equity Index Fund             Equity Index Fund
                                          --------------------------    --------------------------    --------------------------
                                              2004           2003           2004           2003           2004           2003
                                          -----------    -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS:
   Net investment income ..............   $   676,273    $   389,040    $   932,498    $   509,486    $   368,338    $   256,433
   Net realized gain (loss)
     on investments and
     futures contracts ................     1,714,738      2,022,751        344,129        106,412      1,899,688         85,612
   Net unrealized appreciation
     (depreciation) of investments
     and futures contracts ............     2,321,708     10,729,356      3,925,707      7,591,866      3,052,861      7,222,725
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .........................     4,712,719     13,141,147      5,202,334      8,207,764      5,320,887      7,564,770
                                          -----------    -----------    -----------    -----------    -----------    -----------
Dividend Distributions (Note 6):
   From net investment income .........      (672,534)      (378,152)      (926,636)      (498,174)      (369,175)      (245,677)
   From capital gains .................            --             --             --             --     (1,168,514)            --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total Distributions ...................      (672,534)      (378,152)      (926,636)      (498,174)    (1,537,689)      (245,677)
                                          -----------    -----------    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ...     1,224,696      5,675,845      5,511,662     12,066,563      2,839,949      2,836,550
   Dividend reinvestments .............       670,453        376,474        925,922        497,470      1,520,580        244,180
   Cost of shares redeemed ............      (856,665)      (589,029)    (1,276,959)      (192,121)      (733,828)      (242,892)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM
   CAPITAL TRANSACTIONS ...............     1,038,484      5,463,290      5,160,625     12,371,912      3,626,701      2,837,838
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS .........................     5,078,669     18,226,285      9,436,323     20,081,502      7,409,899     10,156,931
NET ASSETS, BEGINNING OF YEAR .........    57,131,534     38,905,249     44,888,741     24,807,239     31,000,120     20,843,189
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS, END OF YEAR ...............   $62,210,203    $57,131,534    $54,325,064    $44,888,741    $38,410,019    $31,000,120
                                          ===========    ===========    ===========    ===========    ===========    ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital ....................   $57,855,589    $56,817,105    $55,550,366    $50,389,741    $32,655,691    $29,028,990
   Accumulated undistributed
     net investment income ............        14,627         10,888         25,040         19,178          9,919         10,756
   Accumulated undistributed
     net realized gain (loss) on
     investments and futures
     contracts ........................      (956,676)    (2,671,414)    (1,390,627)    (1,734,756)       526,396       (204,778)
   Unrealized appreciation
     (depreciation) of investments
     and futures contracts ............     5,296,663      2,974,955        140,285     (3,785,422)     5,218,013      2,165,152
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS, END OF YEAR ...............   $62,210,203    $57,131,534    $54,325,064    $44,888,741    $38,410,019    $31,000,120
                                          ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                            Aggressive Equity Fund               Bond Fund                 Money Market Fund
                                          --------------------------    --------------------------    --------------------------
                                              2004           2003           2004           2003           2004           2003
                                          -----------    -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS:
   Net investment income (loss) .......   $   (19,425)   $   (59,068)   $ 1,995,391    $ 1,725,124    $   658,639    $   581,981
   Net realized gain (loss)
     on investments ...................     1,595,952      1,605,227        236,643       (348,414)          (805)           (50)
   Net unrealized appreciation
     (depreciation) of investments ....      (718,826)     2,781,456       (391,819)       353,726            978           (910)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .........................       857,701      4,327,615      1,840,215      1,730,436        658,812        581,021
                                          -----------    -----------    -----------    -----------    -----------    -----------
Dividend Distributions (Note 6):
   From net investment income .........            --             --     (1,991,657)    (1,689,150)      (659,997)      (584,036)
   From capital gains .................            --             --             --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total Distributions ...................            --             --     (1,991,657)    (1,689,150)      (659,997)      (584,036)
                                          -----------    -----------    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ...       206,296        975,606      7,842,880      9,647,231     35,279,982     28,736,623
   Dividend reinvestments .............            --             --      1,987,770      1,684,805        654,624        577,585
   Cost of shares redeemed ............       (28,304)       (38,287)      (886,134)    (1,074,060)   (35,801,260)   (41,004,049)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM CAPITAL
   TRANSACTIONS .......................       177,992        937,319      8,944,516     10,257,976        133,346    (11,689,841)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS .........................     1,035,693      5,264,934      8,793,074     10,299,262        132,161    (11,692,856)
NET ASSETS, BEGINNING OF YEAR .........    16,131,729     10,866,795     46,068,246     35,768,984     54,685,253     66,378,109
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS, END OF YEAR ...............   $17,167,422    $16,131,729    $54,861,320    $46,068,246    $54,817,414    $54,685,253
                                          ===========    ===========    ===========    ===========    ===========    ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital ....................   $16,906,867    $16,748,300    $56,739,326    $47,794,810    $54,811,329    $54,677,983
   Accumulated undistributed
     net investment income ............            --             --         39,708         35,974          7,413          8,771
   Accumulated undistributed
     net realized gain (loss) on
     investments ......................    (1,787,383)    (3,383,335)    (1,733,085)    (1,969,728)        (1,328)          (523)
   Unrealized appreciation
     (depreciation) of investments ....     2,047,938      2,766,764       (184,629)       207,190             --           (978)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS, END OF YEAR ...............   $17,167,422    $16,131,729    $54,861,320    $46,068,246    $54,817,414    $54,685,253
                                          ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout each of the previous five years ended December 31 (or since the Fund's inception date if in existence less than five years), and other supplementary data with respect to each Fund are presented below and in the pages following.

                                                                                   All America Fund
                                                                   --------------------------------------------------
                                                                                Years Ended December 31,
SELECTED PER SHARE AND                                             --------------------------------------------------
SUPPLEMENTARY DATA:                                                 2004       2003       2002       2001       2000
----------------------                                             ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF YEAR ............................    $ 9.40     $ 7.14     $ 9.26     $11.31     $16.47
                                                                   ------     ------     ------     ------     ------
Income (loss) from investment operations:
Net investment income .........................................      0.11       0.06       0.06       0.04       0.09
Net gains or losses on securities -- realized and unrealized ..      0.65       2.26      (2.12)     (2.02)     (0.94)
                                                                   ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ..............................      0.76       2.32      (2.06)     (1.98)     (0.85)
                                                                   ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income ....................................     (0.11)     (0.06)     (0.06)     (0.07)     (0.09)
From capital gains ............................................        --         --         --         --      (4.22)
                                                                   ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ...........................................     (0.11)     (0.06)     (0.06)     (0.07)     (4.31)
                                                                   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF YEAR ..................................    $10.05     $ 9.40     $ 7.14     $ 9.26     $11.31
                                                                   ======     ======     ======     ======     ======
Total return (%) (a) ..........................................      8.17      32.58     -22.32     -17.52      -5.34
Net assets, end of year ($ millions) ..........................      62.2       57.1       38.9       50.1       62.2
Ratio of net investment income to average net assets (%) ......      1.17       0.86       0.70       0.41       0.53
Ratio of expenses to average net assets (%) ...................      0.83       0.94       0.96       0.95       0.86
Ratio of expenses to average net assets after expense
  reimbursement (%) ...........................................      0.50       0.50       0.60       0.84       0.82
Portfolio turnover rate (%) (b) ...............................     50.30      73.76      85.60      83.73     109.97

                                                                                   Equity Index Fund
                                                                   --------------------------------------------------
                                                                                Years Ended December 31,
SELECTED PER SHARE AND                                             --------------------------------------------------
SUPPLEMENTARY DATA:                                                 2004       2003       2002       2001       2000
----------------------                                             ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF YEAR ............................    $ 8.07     $ 6.38     $ 8.32     $ 9.56     $10.80
                                                                   ------     ------     ------     ------     ------
Income (loss) from investment operations:
Net investment income .........................................      0.15       0.10       0.10       0.09       0.10
Net gains or losses on securities- realized and unrealized ....      0.71       1.69      (1.94)     (1.24)     (1.07)
                                                                   ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ..............................      0.86       1.79      (1.84)     (1.15)     (0.97)
                                                                   ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income ....................................     (0.15)     (0.10)     (0.10)     (0.09)     (0.10)
From capital gains ............................................        --         --         --         --      (0.17)
                                                                   ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ...........................................     (0.15)     (0.10)     (0.10)     (0.09)     (0.27)
                                                                   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF YEAR ..................................    $ 8.78     $ 8.07     $ 6.38     $ 8.32     $ 9.56
                                                                   ======     ======     ======     ======     ======
Total return (%) (a) ..........................................     10.68      28.33     -22.16     -12.13      -9.07
Net assets, end of year ($ millions) ..........................      54.3       44.9       24.8       30.0       32.8
Ratio of net investment income to average net assets (%) ......      1.89       1.65       1.42       1.06       0.98
Ratio of expenses to average net assets (%) ...................      0.47       0.63       0.66       0.63       0.59
Ratio of expenses to average net assets after expense
  reimbursement (%) ...........................................      0.13       0.13       0.18       0.33       0.32
Portfolio turnover rate (%) (b) ...............................      2.18       1.87       2.54       4.08       5.76

----------
(a) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)   Portfolio turnover rate excludes all short-term securities.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                                                                               Mid-Cap Equity Index Fund
                                                                   --------------------------------------------------
                                                                                Years Ended December 31,
SELECTED PER SHARE AND                                             --------------------------------------------------
SUPPLEMENTARY DATA:                                                 2004       2003       2002       2001       2000
----------------------                                             ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR .....................    $10.48     $ 7.82     $ 9.25     $ 9.41     $10.00
                                                                   ------     ------     ------     ------     ------
Income (loss) from investment operations:
Net investment income .........................................      0.12       0.09       0.08       0.08       0.02
Net gains or losses on securities-- realized and unrealized ...      1.58       2.66      (1.43)     (0.16)     (0.56)
                                                                   ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ..............................      1.70       2.75      (1.35)     (0.08)     (0.54)
                                                                   ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income ....................................     (0.12)     (0.09)     (0.08)     (0.08)     (0.02)
From capital gains ............................................     (0.37)        --         --         --      (0.03)
                                                                   ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ...........................................     (0.49)     (0.09)     (0.08)     (0.08)     (0.05)
                                                                   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD/YEAR ...........................    $11.69     $10.48     $ 7.82     $ 9.25     $ 9.41
                                                                   ======     ======     ======     ======     ======
Total return (%) (b) ..........................................     16.29      35.19     -14.59      -0.87      -5.44(e)
Net assets, end of year($ millions) ...........................      38.4       31.0       20.8       23.7       23.7
Ratio of net investment income to average net assets (%) ......      1.09       1.06       0.94       0.88       0.75(a)
Ratio of expenses to average net assets (%) ...................      0.53       0.64       0.74       0.66       0.64(a)
Ratio of expenses to average net assets after expense
  reimbursement (%) ...........................................      0.13       0.13       0.18       0.33       0.32(a)
Portfolio turnover rate (%) (c) ...............................     15.82       8.02      12.29      24.05      17.72(e)

                                                                               Aggressive Equity Fund
                                                                   --------------------------------------------------
                                                                                Years Ended December 31,
SELECTED PER SHARE AND                                             --------------------------------------------------
SUPPLEMENTARY DATA:                                                 2004       2003       2002       2001       2000
----------------------                                             ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR .....................    $ 9.34     $ 6.75     $ 8.31     $ 9.30     $10.00
                                                                   ------     ------     ------     ------     ------
Income (loss) from investment operations:
Net investment income (loss) ..................................     (0.01)     (0.03)      0.01      (0.01)      0.02
Net gains or losses on securities-- realized and unrealized ...      0.51       2.62      (1.57)     (0.98)     (0.70)
                                                                   ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ..............................      0.50       2.59      (1.56)     (0.99)     (0.68)
                                                                   ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income ....................................        --         --         --         --      (0.02)
From capital gains ............................................        --         --         --         --         --
                                                                   ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ...........................................        --         --         --         --      (0.02)
                                                                   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD/YEAR ...........................    $ 9.84     $ 9.34     $ 6.75     $ 8.31     $ 9.30
                                                                   ======     ======     ======     ======     ======
Total return (%) (b) ..........................................      5.27      38.39     -18.80     -10.62      -6.73(e)
Net assets, end of year($ millions) ...........................      17.2       16.1       10.9       12.8       14.0
Ratio of net investment income to average net assets (%) ......     -0.12      -0.46      -0.15      -0.09       0.78(a)
Ratio of expenses to average net assets (%) ...................      1.47       1.72       1.86       1.79       1.52(a)
Ratio of expenses to average net assets after expense
  reimbursement (%) ...........................................      0.85       0.85       0.91       1.10       1.08(a)
Portfolio turnover rate (%) (c) ...............................    150.06     208.19     215.50     214.65      59.63(e)

----------
(a)   Annualized.

(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(c)   Portfolio turnover rate excludes all short-term securities.

(d)   Commenced operations September 1, 2000

(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                                                                                      Bond Fund
                                                                   --------------------------------------------------
                                                                                Years Ended December 31,
SELECTED PER SHARE AND                                             --------------------------------------------------
SUPPLEMENTARY DATA:                                                 2004       2003       2002       2001       2000
----------------------                                             ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF YEAR ............................    $ 9.47     $ 9.43     $ 9.46     $ 9.33     $ 9.45
                                                                   ------     ------     ------     ------     ------
Income (loss) from investment operations:
Net investment income .........................................      0.36       0.39       0.53       0.59       0.66
Net gains or losses on securities-- realized and unrealized ...     (0.01)      0.03       0.14       0.13      (0.12)
                                                                   ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ..............................      0.35       0.42       0.67       0.72       0.54
                                                                   ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income ....................................     (0.36)     (0.38)     (0.52)     (0.59)     (0.66)
From capital gains ............................................        --         --      (0.18)        --         --
                                                                   ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ...........................................     (0.36)     (0.38)     (0.70)     (0.59)     (0.66)
                                                                   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF YEAR ..................................    $ 9.46     $ 9.47     $ 9.43     $ 9.46     $ 9.33
                                                                   ======     ======     ======     ======     ======
Total return (%) (a) ..........................................      3.73       4.45       7.19       7.76(c)    5.87
Net assets, end of year ($ millions) ..........................      54.9       46.1       35.8       32.7       28.2
Ratio of net investment income to average net assets (%) ......      3.91       4.25       5.53       6.28       6.93
Ratio of expenses to average net assets (%) ...................      0.79       0.81       0.84       0.85       0.93
Ratio of expenses to average net assets
  after expense reimbursement (%) .............................      0.45       0.45       0.50       0.70       0.70
Portfolio turnover rate (%) (b) ...............................     41.77      47.96      57.86       8.18      18.33

                                                                                  Money Market Fund
                                                                   --------------------------------------------------
                                                                                Years Ended December 31,
SELECTED PER SHARE AND                                             --------------------------------------------------
SUPPLEMENTARY DATA:                                                 2004       2003       2002       2001       2000
----------------------                                             ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF YEAR ............................    $10.52     $10.53     $10.53     $10.52     $10.39
                                                                   ------     ------     ------     ------     ------
Income from investment operations:
Net investment income .........................................      0.13       0.10       0.16       0.40       0.63
Net gains or losses on securities -- realized and unrealized ..        --         --         --         --         --
                                                                   ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ..............................      0.13       0.10       0.16       0.40       0.63
                                                                   ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income ....................................     (0.13)     (0.11)     (0.16)     (0.39)     (0.50)
From capital gains ............................................        --         --         --         --         --
                                                                   ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ...........................................     (0.13)     (0.11)     (0.16)     (0.39)     (0.50)
                                                                   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF YEAR ..................................    $10.52     $10.52     $10.53     $10.53     $10.52
                                                                   ======     ======     ======     ======     ======
Total return (%) (a) ..........................................      1.18       0.94       1.49       3.82       6.13
Net assets, end of year ($ millions) ..........................      54.8       54.7       66.4       64.2       67.6
Ratio of net investment income to average net assets (%) ......      1.16       0.95       1.48       3.76       6.01
Ratio of expenses to average net assets (%) ...................      0.53       0.49       0.44       0.43       0.59
Ratio of expenses to average net assets after expense
  reimbursement (%) ...........................................      0.20       0.20       0.25       0.40       0.40
Portfolio turnover rate (%) (b) ...............................       N/A        N/A        N/A        N/A        N/A

----------
(a) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)   Portfolio turnover rate excludes all short-term securities.

(c) In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.

N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

1.    Significant Accounting Policies and Organization

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment  Company is designed primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

      Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies and Organization (Continued)

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends")

      Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      At December 31, 2004, certain funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.

                                                                          Mid-Cap     Aggressive                 Money
                                          All America   Equity Index   Equity Index     Equity        Bond      Market
                                             Fund           Fund           Fund          Fund         Fund       Fund
                                          -----------   ------------   ------------   ----------   ----------   ------
Expiring on December 31
2005..................................      $      0     $        0             $0    $        0   $        0      $ 0
2006..................................             0              0              0             0            0        0
2007..................................             0              0              0             0            0       62
2008..................................             0              0              0             0            0      290
2009..................................             0              0              0       351,498            0        0
2010..................................       850,297      1,173,749              0     1,421,902            0      109
2011..................................             0              0              0             0    1,733,076       62
2012..................................             0              0              0             0            0      805
                                            --------     ----------             --    ----------   ----------   ------
Total.................................      $850,297     $1,173,749             $0    $1,773,400   $1,773,076   $1,328
                                            ========     ==========             ==    ==========   ==========   ======

2.    Expenses and Other Transactions with Affiliates

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, .50%, .125%, .125%, ..45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002.
Effective April 1, 2002, the Adviser contractually agreed to waive all non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2.    Expenses and Other Transactions with Affiliates (Continued)


      The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee remains in effect through 2005 and continues into successive calendar years unless the Adviser gives adequate advance notice to terminate the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.    Purchases and Sales

      The cost of investment  purchases and proceeds from sales of  investments,
excluding  short-term  investments,   U.S.  Government  Securities  and  futures
contracts, for the year ended December 31, 2004 were as follows:

                                                                                    Mid-Cap      Aggressive
                                                   All America    Equity Index      Equity         Equity          Bond
                                                      Fund            Fund        Index Fund        Fund           Fund
                                                   -----------     ----------     ----------    -----------     ----------
Cost of investment purchases...................    $30,184,819     $7,562,993     $6,798,258    $22,819,935     $5,802,170
                                                   ===========     ==========     ==========    ===========     ==========
Proceeds from sales of investments.............    $28,012,873     $1,029,122     $5,032,661    $23,237,544     $6,206,046
                                                   ===========     ==========     ==========    ===========     ==========

      The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities was as follows:

Cost of investment purchases...................    $        --    $         --    $       --    $        --    $21,023,161
                                                   ===========    ============    ===========   ===========    ===========
Proceeds from sales of investments.............    $        --    $         --    $       --    $        --    $14,257,910
                                                   ===========    ============    ===========   ===========    ===========

      For the Money Market Fund, the cost of short-term securities purchased was $763,268,299; net proceeds from sales and redemptions was $763,899,714.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2004 for each of the funds were as follows:

                                                                      Mid-Cap      Aggressive                         Money
                                   All America     Equity Index   Equity Index       Equity          Bond            Market
                                       Fund             Fund           Fund           Fund           Fund             Fund
                                   -----------     ------------   ------------     ----------     -----------     -----------
Unrealized Appreciation........    $11,606,628     $ 7,610,070    $ 9,491,366     $ 2,500,751     $   390,261     $       --
Unrealized Depreciation........     (6,416,343)     (7,686,663)    (4,349,348)       (466,796)       (574,890)            --
                                   -----------     -----------    -----------     -----------     -----------     -----------
  Net..........................    $ 5,190,285     $   (76,593)   $ 5,142,018     $ 2,033,955     $  (184,629)    $       --
                                   ===========     ===========    ===========     ===========     ===========     ===========
Cost of Investments............    $57,237,106     $54,287,686    $33,223,545     $15,335,356     $54,639,366     $54,817,731
                                   ===========     ===========    ===========     ===========     ===========     ===========

4.    Capital Share Activity and Affiliated Ownership

      At December 31, 2004, one billion shares of common stock (par value of $.01 per share) has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

                                                             For the Year Ended December 31, 2004
                                     ------------------------------------------------------------------------------------
                                                                       Mid-Cap      Aggressive                    Money
                                     All America    Equity Index    Equity Index      Equity         Bond        Market
                                         Fund           Fund            Fund           Fund          Fund         Fund
                                     -----------    ------------    ------------    ----------     -------     ----------
Shares issued ..................       131,044         669,120         256,234        22,160       816,797      3,345,171
Shares issued as reinvestment
  of dividends .................        68,252         108,032         130,959            --       211,869         62,229
Shares redeemed ................       (89,833)       (148,614)        (61,045)       (3,267)      (92,488)    (3,393,730)
                                       -------        --------         -------        ------       -------     ----------
Net increase (decrease) ........       109,463         628,538         326,148        18,893       936,178         13,670
                                       =======        ========         =======        ======       =======     ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4.    Capital Share Activity and Affiliated Ownership (Continued)

                                                             For the Year Ended December 31, 2003
                                     ------------------------------------------------------------------------------------
                                                                       Mid-Cap      Aggressive                    Money
                                     All America    Equity Index    Equity Index      Equity         Bond        Market
                                         Fund           Fund            Fund           Fund          Fund         Fund
                                     -----------    ------------    ------------    ----------     -------     ----------
Shares issued ..................      660,104        1,632,735         295,820       122,442      1,007,937     2,723,719
Shares issued as reinvestment
  of dividends .................       43,349           65,559          25,482            --        176,155        54,889
Shares redeemed ................      (72,198)         (28,472)        (27,657)       (5,503)      (113,056)   (3,886,358)
                                      -------        ---------         -------       -------      ---------    ----------
Net increase (decrease) ........      631,255        1,669,822         293,645       116,939      1,071,036    (1,107,750)
                                      =======        =========         =======       =======      =========    ==========

      As of December 31, 2004, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

      All America Fund............   52%     Aggressive Equity Fund...   86%
      Equity Index Fund...........   44%     Bond Fund................   55%
      Mid-Cap Equity Index Fund...   82%     Money Market Fund........    7%

5.    Fund Ownership

      In addition to the affiliated ownership as described in note 4, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2004 are as follows:

      All  America   Fund:   three   shareholders,   owning  9%,  18%  and  11%,
respectively.

      Equity Index Fund: two shareholders, owning 15% and 26%, respectively.

      Mid-Cap Fund: one shareholder owning 8%.

      Aggressive Equity Fund: one shareholder owning 11%.

      Bond Fund: one shareholder owning 36%.

      Money Market Fund: one shareholder owning 6%.

6.    Dividends

      On December 31, 2004, dividend distributions were declared for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2003 were executed by Internal Revenue Sec. 855(a) elections declared and paid on September 15, 2004. On June 30, 2004 dividends were distributed, as applicable, from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2004 and 2003 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2004 and 2003 were as follows:

                                                                      Mid-Cap      Aggressive                    Money
                                    All America    Equity Index    Equity Index      Equity        Bond         Market
                                        Fund           Fund            Fund           Fund         Fund          Fund
                                    -----------    ------------    ------------    ----------    ----------    ----------
Ordinary income (a)
  2004 ...........................   $672,534        $926,636       $  376,805       $     0     $1,991,657    $659,997
  2003 ...........................    378,152         498,174          245,677             0      1,689,150     584,036
Long-term capital gains (b)
  2004 ...........................          0               0       $1,160,885             0              0           0
  2003 ...........................          0               0                0             0              0           0
Return of capital
  2004 ...........................          0               0                0             0              0           0
  2003 ...........................          0               0                0             0              0           0

----------
Notes:

(a)   Includes distributions from fund-level net short-term capital gains.

(b) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Dividends (Continued)

      As of December 31, 2004, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

                                                                      Mid-Cap       Aggressive                      Money
                                    All America    Equity Index    Equity Index       Equity        Bond           Market
                                        Fund           Fund            Fund            Fund         Fund            Fund
                                    -----------    ------------    ------------     ----------    ----------      ----------
Accumulated undistributed net
   investment income ..............  $   14,627    $    25,040      $ (104,681)    $         0     $ 3   9,708     $ 7,412
Accumulated undistributed
   realized gain (loss) on
   investments and futures
   contracts ......................  $ (850,297)   $(1,173,749)     $  507,627     $(1,773,400)    $(1,733,085)    $(1,328)
Net unrealized appreciation
  (depreciation) of investments
  and futures contracts ...........  $5,190,285    $   (76,593)     $5,142,018     $ 2,033,955     $  (184,629)    $     0

      The difference between the components of distributable earnings on a tax basis and the amount reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the federal income tax treatment of futures contracts.

      During the year ended December 31, 2004, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                                      Mid-Cap       Aggressive                  Money
                                    All America    Equity Index    Equity Index       Equity        Bond       Market
                                        Fund           Fund            Fund            Fund         Fund        Fund
                                    -----------    ------------    ------------     ----------    --------    ----------
Accumulated undistributed net
  investment income ...............      $0             $0              $0           $19,425         $0          $0
Accumulated undistributed net
  realized gain (loss) on
  investments and futures
  contracts .......................       0              0               0                 0          0           0
                                         --             --              --           -------         --          --
                                         $0             $0              $0           $19,425         $0          $0
                                         ==             ==              ==           =======         ==          ==

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
of Mutual of America Institutional Funds, Inc.:

      We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Bond Fund and Money Market Fund, ("the Funds")), including the portfolio of investments in securities for the Money Market Fund and summary portfolios of investments in securities for each of the other Funds, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period in the two-year period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 20, 2002.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Funds as of December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

New York, New York
February 28, 2005

Directors and Officers -- Unaudited

      The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the
Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and officers. A copy of the latest SAI can be obtained, without charge, by calling 1-800-914-8716.

Independent Directors
--------------------------------------------------------------------------------
                       Length of    Principal Occupation(s)  Other Directorships
Name and Age          Time Served     in Past Five Years       Held by Director
================================================================================
Kevin M. Kearney       since 2/96   Partner, Wingate,       Concern Worldwide,
age 52                              Kearney & Cullen        USA
                                    (law firm)
================================================================================
John T. Sharkey        since 2/96   Chairman & CEO,         Michael Smurfit
age 68                              Kane, Saunders &        Graduate School of
                                    Smart (consulting),     Business (Dublin,
                                    March 2000 to           Ireland)
                                    present; Vice
                                    President, MCI
                                    WorldCom, until
                                    December 1999
================================================================================
Stanley Shmishkiss     since 8/98   Owner, Stanley          Trustee, American
age 85                              Shmishkiss Insurance    Cancer Society
                                    Agency; Chairman        Foundation
                                    Emeritus, American
                                    Cancer Society
                                    Foundation
================================================================================
John Silber            since 2/96   Professor &             none
age 78                              President Emeritus
                                    Boston University
================================================================================
Patrick J. Waide, Jr.  since 8/96   Senior Vice             Trustee, School for
age 66                              President,              Ethical Education;
                                    Administration,         Director, American
                                    Sullivan & Company,     Federation for Aging
                                    until March 1998;       Research; Mutual of
                                    Director, Drucker       America Investment
                                    Foundation,             Corporation
                                    1996-1999 and
                                    President, 1999

Interested Directors
--------------------------------------------------------------------------------
                       Length of    Principal Occupation(s)  Other Directorships
Name and Age          Time Served     in Past Five Years       Held by Director
================================================================================
John R. Greed          since 9/03   Executive Vice          none
Chairman of the                     President and
Board, President                    Treasurer, Mutual of
and Chief                           America, Mutual of
Executive Officer                   America Capital
age 44                              Management
                                    Corporation and
                                    Mutual of America
                                    Holding Company,
                                    Inc.; Executive Vice
                                    President, Chief
                                    Financial Officer
                                    and Treasurer,
                                    Mutual of America
                                    Investment
                                    Corporation

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers -- Unaudited
--------------------------------------------------------------------------------
                       Length of    Principal Occupation(s)  Other Directorships
Name and Age          Time Served     in Past Five Years       Held by Director
================================================================================
Manfred Altstadt       since 10/94  Senior Executive        Mutual of America;
Senior Executive                    Vice President and      Mutual of America
Vice President,                     Chief Financial         Investment
Chief Financial                     Officer, Mutual of      Corporation; Mutual
Officer and                         America, Mutual of      of America
Treasurer,                          America Capital         Securities
age 54                              Management              Corporation; Mutual
                                    Corporation and         of America Holding
                                    Mutual of America       Company, Inc.; Fund
                                    Holding Company,        Director and
                                    Inc.; Chairman of       Treasurer, Calvary
                                    the Board,              Hospital; Director
                                    President, Chief        and Treasurer,
                                    Executive Officer,      Orange County
                                    Mutual of America       Community College
                                    Investment              Educational
                                    Corporation             Foundation College
================================================================================
Patrick A. Burns       since 10/94  Senior Executive        Mutual of America;
Senior Executive                    Vice President and      Mutual of America
Vice President and                  General Counsel,        Holding Company,
General Counsel,                    Mutual of America,      Inc.; Irish American
age 58                              Mutual of America       Legal and Education
                                    Capital Management      Research Foundation
                                    Corporation, Mutual
                                    of America
                                    Securities
                                    Corporation, Mutual
                                    of America Holding
                                    Company, Inc. and
                                    Mutual of America
                                    Investment
                                    Corporation
================================================================================
Thomas L. Martin       since 8/03   Senior Vice             none
Senior Vice                         President and
President and                       Associate General
Secretary, age 55                   Counsel, Mutual of
                                    America
================================================================================

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                                OTHER INFORMATION

Quarterly Portfolio Schedule

      Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2004. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

      A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

      Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

      The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1376 or write to:

                       Mr. Paul J. Costagliola
                       Chief Compliance Officer
                       Mutual of America Institutional Funds, Inc.
                       320 Park Avenue New York, NY 10022-6839

Supplemental Dividend Information -- Unaudited

      With the exception of the Bond Fund and Money Market Fund (whose dividend distributions do not qualify for the corporate dividends received deduction), and the Mid-Cap Equity Index Fund (of which 80.71% of the Fund's ordinary income qualified for the corporate dividends received deduction), 100% of each of the remaining Fund's ordinary income dividend qualifies for the corporate dividends received deduction.

      In 2004, the Mid-Cap Equity Index Fund designated $1,160,885 as long-term capital gains dividends for Federal income tax purposes.

                       MUTUAL OF AMERICA
                       INSTITUTIONAL
                       FUNDS, INC.

                       DISTRIBUTED BY:
                       MUTUAL OF AMERICA SECURITIES CORPORATION
                       320 PARK AVENUE
                       NEW YORK, NY 10022-6839
                       800-914-8716

ITEM 2. CODE OF ETHICS.

      Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers. The Code of Ethics is attached as an Exhibit hereto.

      The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a)(1) Mutual of America Institutional Funds, Inc.'s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

      (a)(2) The audit committee financial expert is Patrick J. Waide, Jr. He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999. Mr. Waide is considered an independent director.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Aggregate Audit Fees:
          2004: $82,837
          2003: $52,640

      (b), (c), (d) There were no Audit-Related, Tax or Other Fees.

      (e) All non-audit fees are pre-approved by the Audit Committee in advance.

      (f), (g), (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

      Schedule I - Investments in Securities in Unaffiliated Issuers follows:

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.                              720           41,738
Alcoa, Inc.                                               2,758           86,656
Allegheny Technologies, Inc.                                295            6,393
Ball Corp.                                                  358           15,745
Bemis Co.                                                   336            9,774
Dow Chemical Co.                                          2,982          147,639
Du Pont (E.I.) de Nemours & Co.                           3,140          154,017
Eastman Chemical Co.                                        246           14,202
Ecolab, Inc.                                                815           28,631
Engelhard Corp.                                             387           11,869
Freeport-McMoran Copper Cl B                                564           21,562
Georgia-Pacific (Timber Group)                              816           30,584
Great Lakes Chemical Corp.                                  161            4,587
Hercules, Inc.*                                             351            5,212
International Paper Co.                                   1,539           64,638
Intl. Flavors & Fragrances                                  297           12,723
Louisiana-Pacific Corp.                                     348            9,306
MeadWestvaco Corp.                                          637           21,588
Monsanto Co.                                                841           46,718
Newmont Mining Corp. Holding Co.                          1,404           62,352
Nucor Corp.                                                 496           25,961
PPG Industries, Inc.                                        543           37,011
Pactiv Corp.*                                               469           11,861
Phelps Dodge Corp.                                          293           29,016
Praxair, Inc.                                             1,030           45,475
Rohm & Haas Co.                                             706           31,226
Sealed Air Corp.*                                           269           14,330
Sigma-Aldrich Corp.                                         220           13,301
Temple-Inland, Inc.                                         173           11,833
United States Steel Group                                   359           18,399
Vulcan Materials Co.                                        322           17,584
Weyerhaeuser Co.                                            758           50,953
                                                                       ---------
                                                                       1,102,884
                                                                       ---------

CONSUMER, CYCLICAL (6.8%)
eBay, Inc.*                                               2,097          243,839
AutoZone, Inc.*                                             252           23,010
Autonation, Inc.*                                           837           16,079
Bed Bath & Beyond, Inc.*                                    946           37,679

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

CONSUMER, CYCLICAL (Cont'd.)
Best Buy Co., Inc.                                        1,029           61,143
Big Lots, Inc.*                                             357            4,330
Black & Decker Corp.                                        248           21,906
Brunswick Corp.                                             297           14,702
Carnival Corp.                                            1,996          115,029
Centex Corp.                                                392           23,355
Circuit City Group, Inc.                                    618            9,666
Clear Channel Communications                              1,813           60,717
Coach, Inc.*                                                600           33,840
Comcast Corp. Cl A*                                       7,019          233,592
Cooper Tire & Rubber Co.                                    234            5,043
Dana Corp.                                                  471            8,162
Darden Restaurants, Inc.                                    497           13,787
Delphi Corporation                                        1,776           16,020
Dillard's Inc,. Cl A                                        264            7,094
Disney (Walt) Co.                                         6,461          179,616
Dollar General Corp.                                      1,036           21,518
Dow Jones & Co., Inc.                                       258           11,109
Eastman Kodak Co.                                           908           29,283
Family Dollar Stores, Inc.                                  530           16,552
Federated Department Stores                                 535           30,918
Ford Motor Co.                                            5,785           84,692
Fortune Brands, Inc.                                        462           35,657
Gannett Co., Inc.                                           807           65,932
Gap, Inc.                                                 2,772           58,545
General Motors Corp.                                      1,780           71,307
Genuine Parts Co.                                           551           24,277
Goodyear Tire & Rubber Co.*                                 555            8,136
Harley-Davidson, Inc.                                       929           56,437
Harrah's Entertainment, Inc.                                353           23,612
Hasbro, Inc.                                                553           10,717
Hilton Hotels Corp.                                       1,221           27,766
Home Depot, Inc.                                          6,943          296,744
International Game Technology                             1,098           37,749
Interpublic Group of Cos., Inc.                           1,337           17,916
Johnson Controls, Inc.                                      598           37,937
Jones Apparel Group, Inc.                                   386           14,116
KB Home                                                     148           15,451

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

CONSUMER, CYCLICAL (Cont'd.)
Knight-Ridder, Inc.                                         243           16,266
Kohl's Corp.*                                             1,077           52,956
Leggett & Platt                                             608           17,285
Limited Brands, Inc.                                      1,285           29,581
Liz Claiborne, Inc.                                         346           14,605
Lowe's Companies, Inc.                                    2,443          140,692
Marriott International, Inc.                                707           44,527
Mattel, Inc.                                              1,312           25,571
May Department Stores Co.                                   915           26,901
Maytag Corp.                                                248            5,233
McDonald's Corp.                                          3,975          127,439
McGraw-Hill Cos., Inc.                                      606           55,473
Meredith Corp.                                              159            8,618
NIKE, Inc. Cl B                                             834           75,635
New York Times Co. Cl A                                     459           18,727
Newell Rubbermaid, Inc.                                     869           21,021
News Corp., Inc.                                          8,261          154,150
Nordstrom, Inc.                                             435           20,328
Office Depot, Inc.*                                         984           17,082
OfficeMax, Inc.                                             297            9,320
Omnicom Group, Inc.                                         589           49,664
Penney (J.C.) Co., Inc.                                     903           37,384
Pulte Homes Inc.                                            397           25,329
RadioShack Corp.                                            501           16,473
Reebok International, Ltd.                                  187            8,228
Sears Roebuck & Co.                                         654           33,374
Sherwin-Williams Co.                                        447           19,950
Snap-On, Inc.                                               185            6,357
Stanley Works                                               257           12,590
Staples, Inc.                                             1,582           53,329
Starbucks Corp.*                                          1,265           78,885
Starwood Hotels & Resorts                                   647           37,785
TJX Companies, Inc.                                       1,524           38,298
Target Corp.                                              2,831          147,014
Tiffany & Co.                                               464           14,834
Time Warner Inc.*                                        14,482          281,530
Toys R Us, Inc.*                                            677           13,858
Tribune Co.                                               1,005           42,351

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

CONSUMER, CYCLICAL (Cont'd.)
Univision Communications, Inc.                            1,022           29,914
V F Corp.                                                   342           18,940
Viacom, Inc. Cl B                                         5,391          196,179
Visteon Corp.                                               414            4,045
Wendy's International, Inc.                                 361           14,173
Whirlpool Corp.                                             210           14,534
Yum! Brands Inc.                                            933           44,019
                                                                       ---------
                                                                       4,245,427
                                                                       ---------
CONSUMER, NON-CYCLICAL (6.0%)
Alberto-Culver Co. Cl A                                     285           13,842
Albertson's, Inc.                                         1,162           27,749
Altria Group, Inc.                                        6,485          396,234
Anheuser-Busch Cos., Inc.                                 2,498          126,724
Archer-Daniels-Midland Co.                                2,069           46,159
Avon Products, Inc.                                       1,491           57,702
Brown-Forman Corp. Cl B                                     385           18,742
CVS Corp.                                                 1,256           56,608
Campbell Soup Co.                                         1,303           38,947
Clorox Co.                                                  481           28,345
Coca-Cola Co.                                             7,650          318,470
Coca-Cola Enterprises, Inc.                               1,484           30,941
Colgate-Palmolive Co.                                     1,677           85,795
ConAgra Foods, Inc.                                       1,626           47,886
Coors (Adolph) Co. Cl B                                     115            8,702
Costco Wholesale Corp.                                    1,483           71,792
General Mills, Inc.                                       1,152           57,266
Gillette Co.                                              3,139          140,564
Heinz (H.J.) Co.                                          1,105           43,084
Hershey Food Corp.                                          778           43,210
Kellogg Co.                                               1,307           58,371
Kimberly Clark Corp.                                      1,542          101,479
Kroger Co.*                                               2,337           40,991
McCormick & Co., Inc.                                       435           16,791
Pepsi Bottling Group, Inc.                                  791           21,389
PepsiCo, Inc.                                             5,326          278,017
Proctor & Gamble Co.                                      8,021          441,797
RJ Reynolds Tobacco Holdings                                467           36,706
Safeway, Inc.*                                            1,415           27,932

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

CONSUMER, NON-CYCLICAL (Cont'd.)
Sara Lee Corp.                                            2,481           59,891
Supervalu, Inc.                                             425           14,671
Sysco Corp.                                               2,023           77,218
UST, Inc.                                                   525           25,258
Wal-Mart Stores, Inc.                                    13,390          707,260
Walgreen Co.                                              3,231          123,973
Wrigley (Wm.) Jr. Co.                                       713           49,332
                                                                       ---------
                                                                       3,739,838
                                                                       ---------
ENERGY (4.1%)
Amerada Hess Corp.                                          284           23,396
Anadarko Petroleum Corp.                                    782           50,681
Apache Corp.                                              1,027           51,935
Ashland, Inc.                                               220           12,844
BJ Services Co.                                             505           23,503
Baker Hughes, Inc.                                        1,061           45,273
Burlington Resources, Inc.                                1,238           53,853
ChevronTexaco Corp.                                       6,699          351,764
ConocoPhillips                                            2,182          189,463
Devon Energy Corp.                                        1,537           59,820
EOG Resources, Inc.                                         375           26,760
El Paso Corp.                                             2,031           21,122
Exxon Mobil Corp.                                        20,398        1,045,601
Halliburton Co.                                           1,388           54,465
Kerr-McGee Corp.                                            480           27,739
Kinder Morgan, Inc.                                         391           28,594
Marathon Oil Corp.                                        1,096           41,221
Nabors Industries, Ltd*                                     464           23,799
Noble Corporation*                                          425           21,140
Occidental Petroleum Corp.                                1,248           72,833
Rowan Cos., Inc.*                                           330            8,547
Schlumberger, Ltd.                                        1,865          124,862
Sunoco, Inc.                                                231           18,875
Transocean, Inc.*                                         1,013           42,941
Unocal Corp.                                                832           35,976
Valero Energy Corp.                                         811           36,819
Williams Cos., Inc.                                       1,759           28,654
XTO Energy, Inc.                                            840           29,719
                                                                       ---------
                                                                       2,552,199
                                                                       ---------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

FINANCIAL (11.8%)
Ace, Ltd.*                                                  899           38,432
Aflac, Inc.                                               1,600           63,744
Allstate Corp.                                            2,170          112,232
AmSouth Bancorporation                                    1,123           29,086
Ambac Financial Group, Inc.                                 338           27,760
American Express Co.                                      3,969          223,733
American Int'l. Group, Inc.                               8,235          540,792
Aon Corp.                                                   994           23,717
Apartment Investment & Mgmt.Co                              297           11,446
Archstone-Smith Trust                                       619           23,708
BB & T Corp.                                              1,747           73,461
Bank of America Corp.                                    12,771          600,109
Bank of New York Co., Inc.                                2,452           81,946
Bear Stearns Cos., Inc.                                     329           33,660
CIT Group Hldgs., Inc.                                      660           30,241
Capital One Financial Corp.                                 767           64,589
Charles Schwab Corp.                                      4,259           50,938
Chubb Corp.                                                 606           46,601
Cincinnati Financial Corp.                                  534           23,635
Citigroup, Inc.                                          16,409          790,586
Comerica, Inc.                                              539           32,890
Compass Bancshares, Inc.                                    388           18,884
Countrywide Financial Corp.                               1,835           67,913
E*Trade Financial Corp.*                                  1,176           17,581
Equity Office Properties                                  1,266           36,866
Equity Residential                                          894           32,345
Fannie Mae                                                3,060          217,903
Federated Investors, Inc.                                   344           10,458
Fifth Third Bancorp                                       1,775           83,922
First Tennessee Natl. Corp.                                 398           17,158
Franklin Resources, Inc.                                    790           55,024
Freddie Mac                                               2,182          160,813
Golden West Financial Corp.                                 964           59,209
Goldman Sachs Group, Inc.                                 1,532          159,389
Hartford Financial Svc. Gp., Inc.                           924           64,042
Huntington Bancshares, Inc.                                 727           18,015
J.P. Morgan Chase & Co.                                  11,264          439,409
Janus Capital Group                                         747           12,557

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

FINANCIAL (Cont'd.)
Jefferson-Pilot Corp.                                       432           22,447
KeyCorp                                                   1,286           43,595
Lehman Brothers Holdings, Inc.                              852           74,533
Lincoln National Corp.                                      552           25,767
Loews Corp.                                                 588           41,336
M & T Bank Corp.                                            367           39,577
MBIA, Inc.                                                  445           28,160
MBNA Corp.                                                4,048          114,113
MGIC Investment Corp.                                       312           21,500
Marsh & McLennan Cos., Inc.                               1,666           54,811
Marshall & Ilsley Corp.                                     706           31,205
Mellon Financial Corp.                                    1,339           41,656
Merrill Lynch & Co., Inc.                                 2,945          176,023
MetLife, Inc.                                             2,353           95,320
Moody's Corp.                                               472           40,993
Morgan Stanley                                            3,461          192,155
National City Corp.                                       2,142           80,432
North Fork Bancorp, Inc.                                  1,488           42,929
Northern Trust Corp.                                        698           33,909
PNC Financial Services Group                                894           51,351
Plum Creek Timber Co.                                       580           22,295
Principal Financial Group, Inc.                             971           39,753
Progressive Corp. of Ohio                                   638           54,128
Prologis Trust                                              573           24,828
Providian Financial Corp.*                                  920           15,152
Prudential Financial, Inc.                                1,622           89,145
Regions Financial Corp.                                   1,467           52,211
SLM Corporation                                           1,359           72,557
Safeco Corp.                                                399           20,844
Simon Property Group                                        699           45,204
Sovereign Bancorp, Inc.                                   1,090           24,580
St. Paul Travelers Cos., Inc.                             2,117           78,477
State Street Corp.                                        1,063           52,215
Suntrust Banks, Inc.                                      1,172           86,587
Synovus Financial Corp.                                     979           27,980
T. Rowe Price Group, Inc.                                   398           24,756
Torchmark Corp.                                             342           19,542
UNUM Provident Corp.                                        938           16,828

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

FINANCIAL (Cont'd.)
US Bancorp                                                5,904          184,913
Wachovia Corp.                                            5,070          266,682
Washington Mutual, Inc.                                   2,761          116,735
Wells Fargo & Company                                     5,349          332,440
XL Capital Limited*                                         435           33,778
Zions Bancorporation                                        284           19,321
                                                                       ---------
                                                                       7,367,557
                                                                       ---------
HEALTHCARE (7.2%)
Abbott Laboratories                                       4,924          229,705
Aetna, Inc.                                                 467           58,258
Allergan, Inc.                                              416           33,725
Amerisource Bergen Corp.                                    332           19,482
Amgen, Inc.*                                              4,016          257,626
Applera Corp.-Applied Biosys                                620           12,964
Bard (C.R.), Inc.                                           329           21,049
Bausch & Lomb, Inc.                                         166           10,700
Baxter International, Inc.                                1,949           67,318
Becton Dickinson & Co.                                      801           45,497
Biogen Idec, Inc.*                                        1,055           70,274
Biomet, Inc.                                                800           34,712
Boston Scientific Corp.*                                  2,670           94,919
Bristol-Myers Squibb Co.                                  6,150          157,563
CIGNA Corp.                                                 424           34,586
Cardinal Health, Inc.                                     1,366           79,433
Caremark Rx Inc.*                                         1,437           56,661
Chiron Corp.*                                               594           19,798
Express Scripts, Inc.*                                      246           18,804
Forest Laboratories, Inc.*                                1,165           52,262
Genzyme Corp. (Genl. Div)*                                  786           45,643
Gilead Sciences, Inc.*                                    1,360           47,586
Guidant Corp.                                             1,007           72,605
HCA, Inc.                                                 1,332           53,227
Health Management Associates                                770           17,494
Hospira, Inc.*                                              495           16,583
Humana, Inc.*                                               504           14,964
IMS Health, Inc.                                            733           17,013
Johnson & Johnson                                         9,384          595,133
King Pharmaceuticals, Inc.*                                 764            9,474

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

HEALTHCARE (Cont'd.)
Laboratory Corp. of America*                                440           21,921
Lilly (Eli) & Co.                                         3,578          203,052
Manor Care, Inc.                                            273            9,672
McKesson Corp.                                              922           29,006
Medco Health Solutions*                                     857           35,651
Medimmune, Inc.*                                            784           21,254
Medtronic, Inc.                                           3,822          189,839
Merck & Co., Inc.                                         7,012          225,366
Millipore Corp.*                                            155            7,721
Mylan Laboratories, Inc.                                    851           15,046
PerkinElmer, Inc.                                           402            9,041
Pfizer, Inc.                                             23,812          640,305
Quest Diagnostics, Inc.                                     328           31,340
Schering-Plough Corp.                                     4,662           97,343
St. Jude Medical, Inc.*                                   1,130           47,381
Stryker Corp.                                             1,265           61,036
Tenet Healthcare Corp.*                                   1,473           16,174
Thermo Electron Corp.*                                      506           15,276
UnitedHealth Group, Inc.                                  2,067          181,958
Waters Corp.*                                               385           18,014
Watson Pharmaceuticals, Inc.*                               342           11,221
WellPoint, Inc*                                             929          106,835
Wyeth                                                     4,220          179,730
Zimmer Holdings, Inc.*                                      776           62,173
                                                                       ---------
                                                                       4,501,413
                                                                       ---------
INDUSTRIAL (6.8%)
3M Company                                                2,462          202,056
Allied Waste Industries, Inc.*                            1,015            9,419
American Power Conversion                                   605           12,947
American Standard Cos., Inc.*                               678           28,015
Apollo Group, Inc. Cl A*                                    586           47,296
Avery Dennison Corp.                                        350           20,990
Block (H. & R.), Inc.                                       521           25,529
Boeing Co.                                                2,655          137,449
Burlington Northern Santa Fe                              1,189           56,252
CSX Corp.                                                   678           27,174
Caterpillar, Inc.                                         1,079          105,213
Cendant Corp.                                             3,329           77,832

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

INDUSTRIAL (Cont'd.)
Cintas Corp.                                                542           23,772
Cooper Industries, Ltd.*                                    292           19,824
Cummins Inc.                                                135           11,312
Danaher Corp.                                               975           55,975
Deere & Co.                                                 785           58,404
Delta Air Lines, Inc.*                                      409            3,059
Donnelley (R.R.) & Sons Co.                                 694           24,491
Dover Corp.                                                 644           27,003
Eaton Corp.                                                 482           34,878
Emerson Electric Co.                                      1,327           93,023
Equifax, Inc.                                               427           11,999
FedEx Corp.                                                 946           93,172
Fisher Scientific Intl.*                                    368           22,956
Fluor Corp.                                                 260           14,173
General Dynamics Corp.                                      628           65,689
General Electric Co.                                     33,428        1,220,109
Goodrich Corporation                                        372           12,142
Grainger (W.W.), Inc.                                       289           19,253
Honeywell International, Inc.                             2,721           96,351
ITT Industries, Inc.                                        292           24,659
Illinois Tool Works, Inc.                                   935           86,656
Ingersoll Rand Co.*                                         545           43,764
L-3 Communications Hldgs., Inc.                             364           26,659
Lockheed Martin Corp.                                     1,400           77,770
Masco Corp.                                               1,417           51,763
Monster Worldwide, Inc.*                                    377           12,682
Navistar International Corp.*                               218            9,588
Norfolk Southern Corp.                                    1,252           45,310
Northrop Grumman Corp.                                    1,164           63,275
PACCAR, Inc.                                                554           44,586
Pall Corp.                                                  399           11,551
Parker Hannifin Corp.                                       376           28,478
Pitney Bowes, Inc.                                          729           33,738
Power One, Inc.*                                            264            2,355
Raytheon Co,                                              1,429           55,488
Robert Half Intl., Inc.                                     543           15,980
Rockwell Automation, Inc.                                   582           28,838
Rockwell Collins                                            566           22,323

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

INDUSTRIAL (Cont'd.)
Ryder System, Inc.                                          206            9,841
Southwest Airlines Co.                                    2,465           40,130
Textron, Inc.                                               436           32,177
Tyco International, Ltd.                                  6,360          227,306
Union Pacific Corp.                                         820           55,145
United Parcel Service Cl B                                3,544          302,870
United Technologies Corp.                                 1,616          167,014
Waste Management, Inc.                                    1,809           54,161
                                                                       ---------
                                                                       4,231,864
                                                                       ---------
TECHNOLOGY (9.2%)
ADC Telecommunications, Inc.*                             2,556            6,850
Adobe Systems, Inc.                                         755           47,369
Advanced Micro Devices, Inc.*                             1,220           26,864
Affiliated Computer Svcs.*                                  406           24,437
Agilent Technologies, Inc.*                               1,535           36,994
Altera Corp.*                                             1,177           24,364
Analog Devices, Inc.                                      1,184           43,713
Andrew Corp.*                                               503            6,856
Apple Computer, Inc.*                                     1,271           81,852
Applied Materials, Inc.*                                  5,370           91,827
Applied Micro Circuits, Corp.*                              974            4,101
Autodesk, Inc.                                              716           27,172
Automatic Data Processing, Inc.                           1,842           81,693
Avaya, Inc.*                                              1,447           24,888
BMC Software, Inc.*                                         702           13,057
Broadcom Corp. Cl A*                                      1,041           33,603
Ciena Corp.*                                              1,808            6,039
Cisco Systems, Inc.*                                     20,820          401,826
Citrix Systems, Inc.*                                       536           13,148
Computer Associates Intl., Inc.                           1,844           57,275
Computer Sciences Corp.*                                    595           33,540
Compuware Corp.*                                          1,218            7,880
Comverse Technology, Inc.*                                  625           15,281
Convergys Corp.*                                            454            6,805
Corning, Inc.*                                            4,434           52,188
Dell, Inc.*                                               7,855          331,010
EMC Corp.*                                                7,577          112,670
Electronic Arts, Inc.*                                      965           59,521

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

TECHNOLOGY (Cont'd.)
Electronic Data Systems Corp.                             1,625           37,538
First Data Corp.                                          2,624          111,625
Fiserv, Inc.*                                               617           24,797
Freescale Semiconductor  Cl A*                            1,233           22,638
Gateway, Inc.*                                            1,187            7,134
Hewlett-Packard Co.                                       9,548          200,222
Intel Corp.                                              19,992          467,613
Intl. Business Machines Corp.                             5,264          518,925
Intuit, Inc.*                                               593           26,098
JDS Uniphase Corp.*                                       4,566           14,474
Jabil Circuit, Inc.*                                        633           16,192
KLA Tencor Corp.*                                           622           28,973
LSI Logic Corp.*                                          1,217            6,669
Lexmark Int'l, Inc.*                                        407           34,595
Linear Technology Corp.                                     971           37,636
Lucent Technologies*                                     13,977           52,554
Maxim Integrated Products, Inc.                           1,028           43,577
Mercury Interactive Corp.*                                  267           12,162
Micron Technology, Inc.*                                  1,931           23,848
Microsoft Corp.                                          34,374          918,138
Molex Inc., Cl A                                            604           18,120
Motorola, Inc.                                            7,697          132,388
NCR Corp.*                                                  300           20,769
NVIDIA Corporation*                                         526           12,393
National Semiconductor Corp.                              1,127           20,230
Network Appliance, Inc.*                                  1,134           37,671
Novell, Inc.*                                             1,192            8,046
Novellus Systems, Inc.*                                     442           12,327
Oracle Corp.*                                            16,215          222,470
PMC Sierra, Inc.*                                           563            6,334
Parametric Technology Corp.*                                844            4,971
Paychex, Inc.                                             1,196           40,760
QLogic Corp.*                                               301           11,056
Qualcomm, Inc.                                            5,183          219,759
Sabre Group Holdings, Inc.                                  428            9,484
Sanmina Corp.*                                            1,644           13,925
Scientific-Atlanta, Inc.                                    483           15,944
Siebel Systems, Inc.*                                     1,607           16,874

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

TECHNOLOGY (Cont'd.)
Solectron Corp.*                                          3,070           16,363
Sun Microsystems, Inc.*                                  10,634           57,211
Sungard Data Sys. Inc.*                                     910           25,780
Symantec Corp.*                                           2,005           51,649
Symbol Technologies, Inc.                                   761           13,165
Tektronix, Inc.                                             289            8,731
Tellabs, Inc.*                                            1,456           12,507
Teradyne, Inc.*                                             606           10,344
Texas Instruments, Inc.                                   5,463          134,499
Unisys Corp.*                                             1,062           10,811
Veritas Software Corp.*                                   1,335           38,114
Xerox Corp.*                                              3,022           51,404
Xilinx, Inc.                                              1,093           32,407
Yahoo!, Inc.*                                             4,347          163,795
                                                                       ---------
                                                                       5,728,532
                                                                       ---------
TELECOMMUNICATIONS (1.9%)
AT&T Corp.                                                2,514           47,917
Alltel Corp.                                                960           56,410
BellSouth Corp.                                           5,792          160,960
CenturyTel, Inc.                                            425           15,075
Citizens Communications Co.                               1,061           14,631
Nextel Communications, Inc.*                              3,514          105,420
Qwest Communications Intl.*                               5,742           25,494
SBC Communications, Inc.                                 10,481          270,095
Sprint Corp. (FON Gp.)                                    4,651          115,577
Verizon Communications                                    8,750          354,463
                                                                       ---------
                                                                       1,166,042
                                                                       ---------
UTILITIES (1.7%)
AES Corp.*                                                2,051           28,037
Allegheny Energy, Inc.*                                     442            8,712
Ameren Corp.                                                616           30,886
American Electric Power, Inc.                             1,251           42,959
CINergy Corp.                                               564           23,479
CMS Energy Corp.*                                           616            6,437
Calpine Corp.*                                            1,689            6,655
Centerpoint Energy, Inc.                                    970           10,961
Consolidated Edison, Inc.                                   765           33,469
Constellation Energy Group                                  556           24,303

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                           Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

UTILITIES (Cont'd.)
DTE Energy Co.                                              550           23,722
Dominion Resources, Inc.                                  1,048           70,992
Duke Energy Corp.                                         3,025           76,623
Dynergy, Inc.*                                            1,194            5,516
Edison International                                      1,033           33,087
Entergy Corp.                                               707           47,786
Exelon Corp.                                              2,087           91,974
FPL Group, Inc.                                             584           43,654
FirstEnergy Corp.                                         1,045           41,288
Keyspan Corporation                                         504           19,883
NiSource, Inc.                                              855           19,477
Nicor, Inc.                                                 139            5,135
PG & E Corp.*                                             1,272           42,332
PPL Corporation                                             598           31,861
Peoples Energy Corp.                                        118            5,186
Pinnacle West Capital Corp.                                 289           12,834
Progress Energy, Inc.                                       776           35,106
Public Svc. Enterprise Group                                748           38,724
Sempra Energy                                               738           27,070
Southern Co.                                              2,339           78,403
TXU Corp.                                                   760           49,066
Teco Energy, Inc.                                           627            9,618
Xcel Energy, Inc.                                         1,264           23,005
                                                                      ----------
                                                                       1,048,240
                                                                      ----------

TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $33,628,397) 57.2%                                             35,683,996
                                                                      ----------

----------
*     Non income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

INDEXED ASSETS:                                                      Face
SHORT-TERM DEBT SECURITIES:                 Rate(%)     Maturity     Amount($)     Value($)
                                            -------     --------     ---------     --------
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)                         2.02      03/03/05      200,000      199,290
                                                                                 ----------

U.S. GOVERNMENT AGENCIES (1.2%)
Federal National Mtge. Assoc                   1.06      01/03/05      760,000      759,956
                                                                                 ----------

COMMERCIAL PAPER (0.8%)
7-Eleven, Inc.                                 2.25      01/05/05      500,000      499,875
                                                                                 ----------

TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $1,459,146) 2.3%                                                         1,459,121
                                                                                 ----------

TOTAL INDEXED ASSETS
  (Cost: $35,087,543) 59.5%                                                      37,143,117
                                                                                 ----------

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004:

                                        Expiration   Underlying Face  Unrealized
                                          Date       Amount at Value  Gain(Loss)
                                          ----       ---------------  ----------
Purchased
5 S&P 500 Stock Index Futures
  Contracts                             March 2005     $1,517,125      $9,625
                                                       ==========      ======

Face value of futures purchased and oustanding as a percentage of total investments in securities: 2.4%

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

BASIC MATERIALS (1.9%)
A. Schulman, Inc.                                         2,993           64,080
Allegheny Technologies, Inc.                              1,532           33,198
Cleveland-Cliffs, Inc.                                      280           29,081
Coeur D'Alene Mines Corp.*                                6,526           25,647
Commercial Metals Co.                                       610           30,842
Cytec Industries, Inc.                                    1,633           83,969
Du Pont (E.I.) de Nemours & Co.                           4,050          198,653
FMC Corp.*                                                1,453           70,180
Georgia Gulf Corp.                                        2,832          141,034
Graftech International, Ltd.*                             8,603           81,384
Lone Star Technologies, Inc.*                             1,365           45,673
Longview Fibre Co.                                        3,416           61,966
Lubrizol Corp.                                            1,581           58,276
Matthews Intl. Corp. Cl. A                                  688           25,318
PPG Industries, Inc.                                      1,900          129,504
Pactiv Corp.*                                             2,750           69,548
Steel Dynamics, Inc.                                        700           26,516
The Mosaic Co.*                                           1,197           19,535
                                                                       ---------
                                                                       1,194,404
                                                                       ---------
CONSUMER, CYCLICAL (5.2%)
eBay, Inc.*                                               3,300          383,724
Aaron Rents, Inc.                                         4,063          101,575
American Eagle Outfitters                                   769           36,220
Boyd Gaming Corp.                                         1,556           64,807
Buffalo Wild Wings, Inc.*                                 1,940           67,531
CNET Networks, Inc.*                                      2,170           24,369
CSK Auto Corp*                                            3,900           65,286
Cache, Inc.*                                              1,897           34,184
Carnival Corp.                                            1,015           58,494
Catalina Marketing Corp.                                    772           22,874
Celebrate Express, Inc.*                                  2,622           49,818
Circuit City Group, Inc.                                 12,000          187,680
Collins & Aikman Corp.*                                   6,130           26,727
Crown Holdings, Inc.*                                    15,485          212,764
Deckers Outdoor Corp.*                                      829           38,955
Dick's Sporting Goods, Inc.*                              1,684           59,193
Fossil, Inc.*                                             1,633           41,870
Genuine Parts Co.                                         3,920          172,715

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

CONSUMER, CYCLICAL Cont'd.)
Guitar Center Inc.*                                       1,482           78,087
Harman Intl. Industries, Inc.                             1,000          127,000
Harris Interactive*                                       2,370           18,723
Hibbett Sporting Goods, Inc.*                             2,050           54,551
Jacuzzi Brands, Inc.*                                    10,405           90,524
Lithia Motors, Inc. Cl A                                    910           24,406
Monaco Coach Corp.                                        1,010           20,776
P.F. Changs China Bistro Inc.*                            1,276           71,903
Petco Animal Supplies, Inc.*                              1,712           67,590
Pinnacle Entertainment, Inc.*                             2,135           42,230
Proquest Company*                                           727           21,592
Quiksilver, Inc.*                                         2,175           64,793
Red Robin Gourmet Burgers*                                  830           44,380
Regent Communications Inc.*                               3,330           17,649
Shopko Stores, Inc.*                                      4,290           80,137
Staples, Inc.                                             7,600          256,196
Sunterra Corporation*                                     5,234           73,485
Target Corp.                                              4,718          245,006
The Steak N Shake Company*                                3,197           64,196
The Warnaco Group, Inc.*                                  2,722           58,795
Thor Industries Inc.                                        733           27,158
Wolverine World Wide, Inc.                                1,761           55,331
                                                                       ---------
                                                                       3,253,294
                                                                       ---------
CONSUMER, NON-CYCLICAL (1.3%)
Alkermes Inc.*                                            1,760           24,798
Chiquita Brands Intl., Inc.                               4,460           98,388
ConAgra Foods Inc.                                        5,200          153,140
Conmed Corp.*                                               874           24,839
Longs Drug Stores Corp.                                   2,812           77,527
MGI Pharma Inc.,*                                         3,420           95,794
Medicines Company*                                          865           24,912
Phase Forward, Inc.*                                      3,909           31,937
Serologicals Corp.*                                       2,364           52,292
Walgreen Co.                                              2,180           83,647
Walter Industries, Inc.                                   3,629          122,406
                                                                       ---------
                                                                         789,680
                                                                       ---------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

ENERGY (0.9%)
Anadarko Petroleum Corp.                                  1,120           72,587
Brigham Exploration Company*                                320            2,880
Denbury Resources, Inc.*                                  1,918           52,649
Exxon Mobil Corp.                                           880           45,109
Frontier Oil Crop                                         1,779           47,428
Grey Wolf Inc.*                                           4,176           22,008
Plains Exploration & Prod. Co.                            1,787           46,462
Range Resources Corp                                      6,067          124,131
Southern Union Co.*                                       3,335           79,973
Stone Energy Corp.*                                         580           26,152
Unisource Energy Corp                                     2,600           62,686
                                                                       ---------
                                                                         582,065
                                                                       ---------
FINANCIAL (8.6%)
Accredited Home Lenders*                                  1,380           68,558
Alabama National Bancorp                                  1,138           73,401
American Express Co.                                      3,625          204,341
American Home Mortgage Inves                              2,195           75,179
Amli Residential Properties                               1,940           62,080
Argonaut Group, Inc.*                                     1,106           23,370
Assured Guaranty Com*                                     3,917           77,047
Bank Mutual Corp.                                         2,207           26,859
Bank of America Corp.                                     5,440          255,626
BankAtlantic Bancorp, Inc.- A                             4,925           98,008
Banner Corporation                                        1,465           45,693
Brookline Bankcorp                                        5,113           83,444
Capital Automotive REIT                                   1,962           69,700
Capital One Financial Corp.                               2,440          205,472
Carramerica Realty Corp                                   1,176           38,808
Charles Schwab Corp.                                     28,000          334,880
Choice Hotels Intl., Inc.                                   646           37,468
Citigroup, Inc.                                          10,460          503,963
Columbia Banking System                                   1,400           34,986
Comerica, Inc.                                            2,540          154,991
Conseco, Inc.*                                            2,296           45,805
Direct General Corp.                                      2,466           79,159
Equity Inns Inc                                           6,911           81,135
Equity One, Inc.                                          1,290           30,612
FNB Corp.                                                 1,272           25,898

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

FINANCIAL (Cont'd.)
First Financial Holdings, Inc.                              510           16,697
First Niagara Financial Grp                               5,257           73,335
First State Banck Corporation                             1,329           48,854
Gladstone Capital Corp.                                     510           12,087
Glimcher Realty Trust                                       390           10,807
Golden West Financial Corp.                               3,752          230,448
Highwoods Properties, Inc.                                2,408           66,702
Huntington Bancshares, Inc.                               4,610          114,236
J.P. Morgan Chase & Co.                                   3,220          125,612
KNBT Bancorp Inc                                          3,084           52,120
LandAmerica Financial Group                               1,875          101,119
Luminent Mortgage Capital, Inc                            2,231           26,549
MAF Bancorp                                               1,792           80,317
MBNA Corp.                                               10,000          281,900
Medical Properties of America*                            3,940           40,385
Mid-America Apt Communities                               1,668           68,755
National Financial Partners                                 778           30,186
New Century Financial Corp.                                 364           23,263
Pennsylvania REIT                                         1,493           63,900
PrivateBancorp, Inc.                                      2,636           84,958
Provident Financial Services                              4,438           85,964
Providian Financial Corp.*                               13,262          218,425
Santander Bancorp                                         1,705           51,423
Sterling Financial Corp.*                                 2,248           88,256
Stewart Information Services                              1,658           69,056
Sws Group, Inc.                                           2,031           44,520
Texas Capital Bancshares*                                 3,507           75,821
Texas Regional Bancshares                                 2,320           75,818
TrustCo Bank Corp. (N.Y.)                                   940           12,963
W Holdind Co., Inc.                                       3,315           76,046
Wells Fargo & Company                                     4,079          253,510
                                                                       ---------
                                                                       5,340,515
                                                                       ---------
HEALTHCARE (3.6%)
Abbott Laboratories                                       3,900          181,935
Able Laboratories, Inc*                                   1,664           37,856
Adolor Corporation*                                       1,528           15,158
Advanced Medical Optics Inc.*                             2,192           90,179
Align Technology Inc*                                     2,841           30,541

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

HEALTHCARE (Cont'd.)
Amgen, Inc.*                                              4,000          256,600
Amsurg Corp*                                                860           25,404
Amylin Pharmaceuticals, Inc.*                             1,270           29,667
Apria Healthcare Group, Inc.*                               745           24,548
Auxilium Pharmaceuticals, Inc.                            3,940           34,869
Bioenvision, Inc.*                                        3,135           28,090
CV Therapeutics Inc.*                                     1,701           39,123
Caliper Life Sciences, Inc.*                              6,690           50,376
Centene Corporation*                                      2,806           79,550
Cubist Pharmaceuticals, Inc.*                             2,324           27,493
Dendreon Corp.*                                           2,943           31,726
First Health Group Corp.*                                 1,566           29,300
GTC Biotherapeutics*                                      9,430           14,334
Immunicon Corp.*                                          4,332           30,237
Inspire Pharmaceuticals, Inc.*                            1,254           21,030
Kensey Nash Corp.*                                          982           33,908
Medtronic, Inc.                                           5,600          278,152
Par Pharmaceutical Cos Inc*                                 577           23,876
Pfizer, Inc.                                             10,200          274,278
Rigel Pharmaceuticals Inc.*                               1,055           25,763
Select Medical Corp.                                      1,643           28,917
Telik, Inc.*                                              2,894           55,391
Transkarayotic Therapies, Inc.                            1,548           39,304
United Surgical Partners, Inc.                              720           30,024
Valeant Pharmaceuticals                                   1,009           26,587
Ventana Medical Systems Inc.*                             1,032           66,038
VistaCare, Inc. Cl A*                                     1,205           20,039
Wright Medical Group, Inc.*                               2,111           60,164
Wyeth                                                     5,170          220,190
                                                                       ---------
                                                                       2,260,647
                                                                       ---------
INDUSTRIAL (5.9%)
Affymetrix, Inc.*                                         3,900          142,545
American Italian Pasta Co.                                2,179           50,662
Apogee Enterprises, Inc.                                  6,206           83,222
Applied Industrial Tech Inc                               1,538           42,141
Audiovox Corp. Cl-A*                                      4,770           75,271
Aviall, Inc.*                                               899           20,650
Benchmark Electronics*                                    3,266          111,371

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

INDUSTRIAL (Cont'd.)
Cal Dive International, Inc.*                             1,179           48,044
Champion Enterprises Inc*                                 9,979          117,952
Ciber Inc.*                                               8,455           81,506
Digital River, Inc.*                                      1,139           47,394
Dycom Industries, Inc.*                                   2,811           85,792
Engineered Support Systems                                1,783          105,589
Esterline Technologies*                                   2,213           72,254
Gardner Denver Machinery*                                   805           29,213
General Cable Corp*                                      11,263          155,993
General Electric Co.                                      6,130          223,745
Grainger (W.W.), Inc.                                     3,450          229,839
Hydril Company*                                             978           44,509
Kerzner International, Ltd.*                                887           53,264
Kirby Corp.*                                              2,417          107,266
Landstar System, Inc.*                                    1,336           98,383
Laureate Education, Inc.*                                 1,742           76,805
MKS Instruments, Inc.*                                    1,254           23,262
Mine Safety Appliances Co.                                1,407           71,335
Molecular Devices Corp*                                   1,280           25,728
Mykrolis Corp*                                            4,108           58,210
Northwest Airlines Corp*                                  6,320           69,078
Noven Pharmaceuticals*                                    1,324           22,587
Optical Communication Product                               143              358
Penn National Gaming, Inc.*                                 898           54,374
RailAmerica Inc.*                                         8,994          117,372
Rockwell Automation Inc.                                  2,500          123,875
Siligan Holdings, Inc.                                    1,921          117,104
Spherion Corp.*                                           7,396           62,126
TTM Technologies*                                         3,960           46,728
Trinity Industries                                        2,548           86,836
Triumph Group, Inc.*                                      1,156           45,662
Tyco International Ltd.                                   4,175          149,215
UTI Worldwide, Inc.*                                      1,254           85,297
United Parcel Service Cl B                                3,607          308,254
Universal Forest Products                                 1,883           81,722
Us Home Systems, Inc.*                                    2,200           13,530
Veeco Instruments, Inc.*                                  1,441           30,362

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

INDUSTRIAL (Cont'd.)
Woodhead Industries, Inc.                                    70            1,122
                                                                       ---------
                                                                       3,697,547
                                                                       ---------
TECHNOLOGY (9.8%)
ASE Test Limited*                                         6,014           40,655
Aeroflex, Inc.*                                           2,611           31,645
Affiliated Computer Svcs.*                                3,389          203,984
Angiotech Pharmaceuticals*                                1,291           23,767
Anixter International, Inc.                               1,636           58,880
Applied Materials, Inc.*                                 15,000          256,500
Ask Jeeves, Inc.*                                           909           24,316
Avid Technology, Inc.*                                    3,635          224,461
Brocade Communication Sys.*                               3,996           30,529
CACI International*                                         398           27,116
CMG Information Services, Inc.                           11,304           28,825
Callwave, Inc.*                                           1,577           24,349
Cisco Systems, Inc.*                                     15,000          289,500
Cognex Corp                                                 700           19,530
Cognizant Tech Solutions*                                 3,900          165,087
Concord Communications, Inc.*                             2,350           26,038
Credence Systems Corp.*                                   2,451           22,427
Cypress Semiconductor Corp.*                              9,669          113,417
DRS Technologies Inc*                                     1,818           77,647
DSP Group, Inc.*                                          1,026           22,911
Dell, Inc.*                                               7,000          294,980
EMC Corp.*                                               35,629          529,803
Electronic Arts, Inc.*                                    4,700          289,896
Electronics For Imaging, Inc.*                            1,227           21,362
Embarcardero Technologies, Inc                            5,860           55,143
Exelixis, Inc*                                            1,970           18,715
F5 Networks, Inc.*                                          458           22,314
First Data Corp.                                          2,403          102,224
Gartner, Inc.*                                            1,864           23,225
Hyperion Solutions, Corp.*                                1,608           74,965
Informatica Corp.*                                        2,547           20,682
Infospace.Com, Inc.*                                        471           22,396
Integrated Device Tech., Inc.*                            4,667           53,951
Integrated Silicon Solution*                              3,867           31,709
Interdigital Comm. Corp.*                                 1,080           23,868

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

TECHNOLOGY (Cont'd.)
Juniper Networks Inc.*                                   10,500          285,495
Kronos, Inc.*                                               488           24,951
Lecroy Corp.*                                             2,545           59,400
Linear Technology Corp.                                   7,000          271,320
Lionbridge Technologies, Inc.*                            5,224           35,105
Macrovision Corp.*                                          951           24,460
Maxim Integrated Products, Inc                            6,300          267,057
Mentor Graphics Corp.*                                    1,975           30,198
Micrel, Inc.*                                             5,455           60,114
Micros Systems, Inc.*                                       312           24,355
Microsoft Corp.                                           9,200          245,724
On Semiconductor*                                         8,434           38,290
PalmSource, Inc.*                                         2,155           27,455
Parametric Technology Corp.*                             11,453           67,458
Perot Systems Corp. CL A*                                 1,040           16,671
Powerwave Technologies Inc.*                              2,982           25,287
Qualcomm, Inc.                                            6,000          254,400
RF Micro Devices*                                         4,093           27,996
RSA Security, Inc.*                                       1,030           20,662
RealNetworks, Inc.*                                       3,137           20,767
Sabre Group Holdings, Inc.                                4,032           89,349
Silicon Image, Inc.*                                      2,748           45,232
Skyworks Solutions Inc.*                                  8,127           76,638
Symantec Corp.*                                           9,500          244,720
Symbol Technologies, Inc.                                 8,500          147,050
Synaptics, Inc.*                                          1,185           36,237
Texas Instruments, Inc.                                   2,436           59,974
Titan Corp.*                                              1,523           24,673
Trimble Navigation Ltd*                                     841           27,787
Viasat Inc.*                                              2,492           60,481
Websense, Inc.*                                           1,012           51,329
Western Digital Corp.*                                    5,906           64,021
Wireless Facilities, Inc.*                                2,497           23,572
Xenogen Corporation*                                      3,850           26,950
aQuantive Inc*                                            4,923           44,012
                                                                       ---------
                                                                       6,146,007
                                                                       ---------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

ACTIVE ASSETS:                                            Shares        Value($)
                                                          ------        --------
COMMON STOCKS:

TELECOMMUNICATIONS (0.8%)
CT Communications, Inc.                                   1,570           19,311
Citizens Communications Co.                               4,300           59,297
IVillage Inc*                                             4,225           26,111
SBC Communications, Inc.                                  5,306          136,736
SpectraLink Corporation                                   3,900           55,302
Sprint Corp. (FON Gp.)                                    7,200          178,920
Surewest Communications                                     591           16,755
                                                                      ----------
                                                                         492,432
                                                                      ----------
UTILITIES (0.9%)
Avista Corp                                               1,540           27,212
CINergy Corp.                                             4,340          180,674
Energen Corp                                              1,569           92,493
PNM Resources, Inc.                                       3,715           93,952
Southwestern Energy Co.*                                  1,566           79,381
Westar Energy Inc.                                        3,219           73,619
                                                                      ----------
                                                                         547,331
                                                                      ----------

TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $21,072,458) 38.9%                                             24,303,922
                                                                      ----------

----------
*     Non income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

                                                                        Face
SHORT-TERM DEBT SECURITIES:            Rate(%)  Maturity  Amount($)   Value($)
                                       -------  --------  ---------   --------
U.S. GOVERNMENT AGENCIES (0.5%)
Federal Home Loan Bank                  1.01    01/03/05  306,000       305,983
                                                                    -----------
COMMERCIAL PAPER (0.4%)
Archer Daniels Midland                  2.15    01/03/05  260,000       259,969
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $565,952) 0.9%                                                   565,952
                                                                    -----------
TOTAL ACTIVE ASSETS
(Cost: $21,638,410) 39.8%                                            24,869,874
                                                                    -----------
TEMPORARY CASH INVESTMENTS **
(Cost:$414,400) 0.7%                                                    414,400
                                                                    -----------
TOTAL INVESTMENTS
(Cost: $57,140,353) 100.0%                                          $62,427,391
                                                                    ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2004 was 1.74%.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
BASIC MATERIALS (3.1%)
Air Products & Chemicals, Inc.                            1,081           62,666
Alcoa, Inc.                                               4,132          129,827
Allegheny Technologies, Inc.                                453            9,817
Ball Corp.                                                  536           23,573
Bemis Co.                                                   505           14,690
Dow Chemical Co.                                          4,476          221,607
Du Pont (E.I.) de Nemours & Co.                           4,714          231,222
Eastman Chemical Co.                                        369           21,302
Ecolab, Inc.                                              1,225           43,034
Engelhard Corp.                                             581           17,819
Freeport-McMoran Copper Cl B                                848           32,419
Georgia-Pacific (Timber Group)                            1,225           45,913
Great Lakes Chemical Corp.                                  241            6,866
Hercules, Inc.*                                             528            7,841
International Paper Co.                                   2,309           96,978
Intl. Flavors & Fragrances                                  446           19,107
Louisiana-Pacific Corp.                                     522           13,958
MeadWestvaco Corp.                                          958           32,467
Monsanto Co.                                              1,263           70,160
Newmont Mining Corp. Holding Co.                          2,112           93,794
Nucor Corp.                                                 746           39,046
PPG Industries, Inc.                                        815           55,550
Pactiv Corp.*                                               705           17,829
Phelps Dodge Corp.                                          453           44,811
Praxair, Inc.                                             1,547           68,300
Rohm & Haas Co.                                           1,060           46,884
Sealed Air Corp.*                                           404           21,521
Sigma-Aldrich Corp.                                         330           19,952
Temple-Inland, Inc.                                         261           17,852
United States Steel Group                                   539           27,624
Vulcan Materials Co.                                        484           26,431
Weyerhaeuser Co.                                          1,139           76,564
                                                                       ---------
                                                                       1,657,424
                                                                       ---------
CONSUMER, CYCLICAL (11.8%)
eBay, Inc.*                                               3,146          365,817
AutoZone, Inc.*                                             378           34,515
Autonation, Inc*                                          1,255           24,109
Bed Bath & Beyond, Inc.*                                  1,421           56,598
Best Buy Co., Inc.                                        1,545           91,804

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
CONSUMER, CYCLICAL (Cont'd.)
Big Lots, Inc.*                                             536            6,502
Black & Decker Corp.                                        383           33,830
Brunswick Corp.                                             457           22,622
Carnival Corp.                                            3,000          172,890
Centex Corp.                                                589           35,093
Circuit City Group, Inc.                                    927           14,498
Clear Channel Communications                              2,722           91,160
Coach, Inc.*                                                890           50,196
Comcast Corp. Cl A*                                      10,536          350,638
Cooper Tire & Rubber Co.                                    352            7,586
Dana Corp.                                                  708           12,270
Darden Restaurants, Inc.                                    746           20,694
Delphi Corporation                                        2,666           24,047
Dillard's Inc. Cl A                                         396           10,641
Disney (Walt) Co.                                         9,698          269,604
Dollar General Corp.                                      1,555           32,297
Dow Jones & Co., Inc.                                       388           16,707
Eastman Kodak Co.                                         1,364           43,989
Family Dollar Stores, Inc.                                  796           24,859
Federated Department Stores                                 803           46,405
Ford Motor Co.                                            8,684          127,134
Fortune Brands, Inc.                                        693           53,486
Gannett Co., Inc.                                         1,212           99,020
Gap, Inc.                                                 4,161           87,880
General Motors Corp.                                      2,675          107,161
Genuine Parts Co.                                           828           36,482
Goodyear Tire & Rubber Co.*                                 835           12,241
Harley-Davidson, Inc.                                     1,394           84,686
Harrah's Entertainment, Inc.                                530           35,452
Hasbro, Inc.                                                831           16,105
Hilton Hotels Corp.                                       1,832           41,660
Home Depot, Inc.                                         10,422          445,436
International Game Technology                             1,636           56,246
Interpublic Group of Cos.,Inc                             2,008           26,907
Johnson Controls, Inc.                                      898           56,969
Jones Apparel Group, Inc.                                   581           21,247
KB Home                                                     222           23,177
Knight-Ridder, Inc.                                         365           24,433
Kohl's Corp.*                                             1,619           79,606

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
CONSUMER, CYCLICAL (Cont'd.)
Leggett & Platt                                             913           25,957
Limited Brands, Inc.                                      1,929           44,406
Liz Claiborne, Inc.                                         519           21,907
Lowe's Companies, Inc.                                    3,668          211,240
Marriott International, Inc.                              1,062           66,885
Mattel, Inc.                                              1,972           38,434
May Department Stores Co.                                 1,386           40,748
Maytag Corp.                                                374            7,891
McDonald's Corp.                                          5,967          191,302
McGraw-Hill Cos., Inc.                                      911           83,393
Meredith Corp.                                              238           12,900
NIKE, Inc. Cl B                                           1,252          113,544
New York Times Co. Cl A                                     689           28,111
Newell Rubbermaid, Inc.                                   1,306           31,592
News Corp., Inc.                                         12,400          231,384
Nordstrom, Inc.                                             665           31,075
Office Depot, Inc.*                                       1,478           25,658
OfficeMax, Inc.                                             437           13,713
Omnicom Group, Inc.                                         885           74,623
Penney (J.C.) Co., Inc.                                   1,356           56,138
Pulte Homes, Inc.                                           598           38,152
RadioShack Corp.                                            752           24,726
Reebok International, Ltd.                                  280           12,320
Sears Roebuck & Co.                                         982           50,111
Sherwin-Williams Co.                                        671           29,947
Snap-On, Inc.                                               277            9,518
Stanley Works                                               386           18,910
Staples, Inc.                                             2,364           79,690
Starbucks Corp.*                                          1,898          118,359
Starwood Hotels & Resorts                                   984           57,466
TJX Companies, Inc.                                       2,287           57,472
Target Corp.                                              4,250          220,703
Tiffany & Co.                                               698           22,315
Time Warner, Inc.*                                       21,739          422,606
Toys R Us, Inc.*                                          1,016           20,798
Tribune Co.                                               1,516           63,884
Univision Communications, Inc.                            1,535           44,929
V F Corp.                                                   528           29,241
Viacom, Inc. Cl B                                         8,093          294,504

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
CONSUMER, CYCLICAL (Cont'd.)
Visteon Corp.                                               621            6,067
Wendy's International, Inc.                                 542           21,279
Whirlpool Corp.                                             316           21,870
Yum! Brands, Inc.                                         1,390           65,580
                                                                       ---------
                                                                       6,376,047
                                                                       ---------
CONSUMER, NON-CYCLICAL (10.4%)
Alberto-Culver Co. Cl A                                     429           20,837
Albertson's, Inc.                                         1,747           41,718
Altria Group, Inc.                                        9,742          595,236
Anheuser-Busch Cos., Inc.                                 3,750          190,238
Archer-Daniels-Midland Co.                                3,106           69,295
Avon Products, Inc.                                       2,242           86,765
Brown-Forman Corp. Cl B                                     577           28,088
CVS Corp.                                                 1,898           85,543
Campbell Soup Co.                                         1,957           58,495
Clorox Co.                                                  721           42,489
Coca-Cola Co.                                            11,483          478,037
Coca-Cola Enterprises, Inc.                               2,227           46,433
Colgate-Palmolive Co.                                     2,517          128,770
ConAgra Foods, Inc.                                       2,441           71,887
Coors (Adolph) Co. Cl B                                     174           13,167
Costco Wholesale Corp.                                    2,226          107,761
General Mills, Inc.                                       1,729           85,949
Gillette Co.                                              4,712          211,003
Heinz (H.J.) Co.                                          1,658           64,645
Hershey Food Corp.                                        1,173           65,148
Kellogg Co.                                               1,963           87,668
Kimberly Clark Corp.                                      2,315          152,350
Kroger Co.*                                               3,508           61,530
McCormick & Co., Inc.                                       653           25,206
Pepsi Bottling Group, Inc.                                1,187           32,096
PepsiCo, Inc.                                             7,995          417,339
Proctor & Gamble Co.                                     12,039          663,108
RJ Reynolds Tobacco Holdings                                709           55,727
Safeway, Inc.*                                            2,124           41,928
Sara Lee Corp.                                            3,725           89,922
Supervalu, Inc.                                             640           22,093
Sysco Corp.                                               3,036          115,884
UST, Inc.                                                   789           37,959

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Wal-Mart Stores, Inc.                                    20,099        1,061,629
Walgreen Co.                                              4,851          186,133
Wrigley (Wm.) Jr. Co.                                     1,070           74,033
                                                                       ---------
                                                                       5,616,109
                                                                       ---------
ENERGY (7.1%)
Amerada Hess Corp.                                          428           35,259
Anadarko Petroleum Corp.                                  1,174           76,087
Apache Corp.                                              1,543           78,030
Ashland, Inc.                                               331           19,324
BJ Services Co.                                             758           35,277
Baker Hughes, Inc.                                        1,593           67,973
Burlington Resources, Inc.                                1,858           80,823
ChevronTexaco Corp.                                      10,056          528,041
ConocoPhillips                                            3,276          284,455
Devon Energy Corp.                                        2,306           89,750
EOG Resources, Inc.                                         563           40,176
El Paso Corp.                                             3,051           31,730
Exxon Mobil Corp.                                        30,619        1,569,530
Halliburton Co.                                           2,098           82,326
Kerr-McGee Corp.                                            713           41,204
Kinder Morgan, Inc.                                         587           42,927
Marathon Oil Corp.                                        1,645           61,868
Nabors Industries, Ltd*                                     710           36,416
Noble Corporation*                                          639           31,784
Occidental Petroleum Corp.                                1,873          109,308
Rowan Cos., Inc.*                                           509           13,183
Schlumberger, Ltd.                                        2,802          187,594
Sunoco, Inc.                                                347           28,353
Transocean, Inc.*                                         1,523           64,560
Unocal Corp.                                              1,249           54,007
Valero Energy Corp.                                       1,210           54,934
Williams Cos., Inc.                                       2,641           43,022
XTO Energy, Inc.                                          1,260           44,579
                                                                       ---------
                                                                       3,832,520
                                                                       ---------
FINANCIAL (20.4%)
Ace, Ltd.*                                                1,349           57,670
Aflac, Inc.                                               2,402           95,696
Allstate Corp.                                            3,257          168,452
AmSouth Bancorporation                                    1,686           43,667

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
FINANCIAL (Cont'd.)
Ambac Financial Group, Inc.                                 509           41,804
American Express Co.                                      5,957          335,796
American Int'l. Group, Inc.                              12,362          811,813
Aon Corp.                                                 1,493           35,623
Apartment Investment & Mgmt.Co                              445           17,150
Archstone-Smith Trust                                       929           35,581
BB & T Corp.                                              2,622          110,255
Bank of America Corp.                                    19,171          900,845
Bank of New York Co., Inc.                                3,684          123,119
Bear Stearns Cos., Inc.                                     493           50,439
CIT Group Hldgs., Inc.                                      996           45,637
Capital One Financial Corp.                               1,152           97,010
Charles Schwab Corp.                                      6,393           76,460
Chubb Corp.                                                 909           69,902
Cincinnati Financial Corp.                                  802           35,497
Citigroup, Inc.                                          24,631        1,186,722
Comerica, Inc.                                              809           49,365
Compass Bancshares, Inc.                                    582           28,326
Countrywide Financial Corp.                               2,754          101,926
E*Trade Financial Corp.*                                  1,765           26,387
Equity Office Properties                                  1,914           55,736
Equity Residential                                        1,342           48,554
Fannie Mae                                                4,594          327,139
Federated Investors, Inc.                                   517           15,717
Fifth Third Bancorp                                       2,664          125,954
First Tennessee Natl. Corp.                                 585           25,219
Franklin Resources, Inc.                                  1,187           82,675
Freddie Mac                                               3,277          241,515
Golden West Financial Corp.                               1,447           88,875
Goldman Sachs Group, Inc.                                 2,301          239,396
Hartford Financial Svc. Gp., Inc.                         1,387           96,133
Huntington Bancshares, Inc.                               1,093           27,085
J.P. Morgan Chase & Co.                                  16,908          659,581
Janus Capital Group                                       1,122           18,861
Jefferson-Pilot Corp.                                       648           33,670
KeyCorp                                                   1,938           65,698
Lehman Brothers Holdings, Inc.                            1,279          111,887
Lincoln National Corp.                                      828           38,651
Loews Corp.                                                 882           62,005

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
FINANCIAL (Cont'd.)
M & T Bank Corp.                                            551           59,420
MBIA, Inc.                                                  667           42,208
MBNA Corp.                                                6,064          170,944
MGIC Investment Corp.                                       468           32,250
Marsh & McLennan Cos., Inc.                               2,501           82,283
Marshall & Ilsley Corp.                                   1,060           46,852
Mellon Financial Corp.                                    2,011           62,562
Merrill Lynch & Co., Inc.                                 4,421          264,243
MetLife, Inc.                                             3,533          143,122
Moody's Corp.                                               708           61,490
Morgan Stanley                                            5,195          288,426
National City Corp.                                       3,215          120,723
North Fork Bancorp, Inc.                                  2,234           64,451
Northern Trust Corp.                                      1,048           50,912
PNC Financial Services Group                              1,341           77,027
Plum Creek Timber Co.                                       872           33,520
Principal Financial Group Inc.                            1,457           59,650
Progressive Corp. of Ohio                                   953           80,853
Prologis Trust                                              873           37,827
Providian Financial Corp.*                                1,382           22,762
Prudential Financial, Inc.                                2,435          133,828
Regions Financial Corp                                    2,203           78,405
SLM Corporation                                           2,040          108,916
Safeco Corp.                                                597           31,187
Simon Property Group                                      1,050           67,904
Sovereign Bancorp, Inc.                                   1,632           36,802
St. Paul Travelers Cos., Inc.                             3,177          117,771
State Street Corp.                                        1,583           77,757
Suntrust Banks, Inc.                                      1,760          130,029
Synovus Financial Corp.                                   1,469           41,984
T. Rowe Price Group, Inc.                                   599           37,258
Torchmark Corp.                                             513           29,313
UNUM Provident Corp.                                      1,409           25,277
US Bancorp                                                8,862          277,558
Wachovia Corp.                                            7,611          400,339
Washington Mutual, Inc.                                   4,143          175,166
Wells Fargo & Company                                     8,030          499,065
XL Capital Limited*                                         654           50,783

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
FINANCIAL (Cont'd.)
Zions Bancorporation                                        428           29,117
                                                                      ----------
                                                                      11,059,477
                                                                      ----------
HEALTHCARE (12.4%)
Abbott Laboratories                                       7,391          344,790
Aetna, Inc.                                                 700           87,325
Allergan, Inc.                                              625           50,669
Amerisource Bergen Corp.                                    499           29,281
Amgen, Inc.*                                              6,028          386,696
Applera Corp.-Applied Biosys                                930           19,446
Bard (C.R.), Inc.                                           494           31,606
Bausch & Lomb, Inc.                                         250           16,115
Baxter International, Inc.                                2,926          101,064
Becton Dickinson & Co.                                    1,202           68,274
Biogen Idec., Inc.*                                       1,583          105,444
Biomet, Inc.                                              1,201           52,111
Boston Scientific Corp.*                                  4,008          142,484
Bristol-Myers Squibb Co.                                  9,239          236,703
CIGNA Corp.                                                 637           51,960
Cardinal Health, Inc.                                     2,051          119,266
Caremark Rx, Inc.*                                        2,158           85,090
Chiron Corp.*                                               893           29,764
Express Scripts, Inc.*                                      368           28,130
Forest Laboratories, Inc.*                                1,750           78,505
Genzyme Corp. (Genl. Div)*                                1,174           68,174
Gilead Sciences, Inc.*                                    2,054           71,869
Guidant Corp.                                             1,512          109,015
HCA, Inc.                                                 2,003           80,040
Health Management Associates                              1,156           26,264
Hospira, Inc.*                                              744           24,924
Humana, Inc.*                                               756           22,446
IMS Health, Inc.                                          1,101           25,554
Johnson & Johnson                                        14,086          893,334
King Pharmaceuticals, Inc.*                               1,147           14,223
Laboratory Corp. of America*                                657           32,732
Lilly (Eli) & Co.                                         5,371          304,804
Manor Care, Inc.                                            410           14,526
McKesson Corp.                                            1,386           43,604
Medco Health Solutions*                                   1,287           53,539
Medimmune, Inc.*                                          1,178           31,936

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
HEALTHCARE (Cont'd.)
Medtronic, Inc.                                           5,737          284,957
Merck & Co., Inc.                                        10,525          338,274
Millipore Corp.*                                            232           11,556
Mylan Laboratories, Inc.                                  1,272           22,489
PerkinElmer, Inc.                                           604           13,584
Pfizer, Inc.                                             35,743          961,129
Quest Diagnostics, Inc.                                     480           45,864
Schering-Plough Corp.                                     6,990          145,951
St. Jude Medical, Inc.*                                   1,697           71,155
Stryker Corp.                                             1,899           91,627
Tenet Healthcare Corp.*                                   2,212           24,288
Thermo Electron Corp.*                                      760           22,944
UnitedHealth Group, Inc.                                  3,102          273,069
Waters Corp.*                                               578           27,045
Watson Pharmaceuticals, Inc.*                               514           16,864
WellPoint, Inc.*                                          1,397          160,655
Wyeth                                                     6,339          269,978
Zimmer Holdings, Inc.*                                    1,164           93,260
                                                                       ---------
                                                                       6,756,396
                                                                       ---------
INDUSTRIAL (11.7%)
3M Company                                                3,695          303,249
Allied Waste Industries, Inc.*                            1,511           14,022
American Power Conversion                                   908           19,431
American Standard Cos., Inc.*                             1,018           42,064
Apollo Group, Inc. Cl A*                                    879           70,944
Avery Dennison Corp.                                        525           31,484
Block (H. & R.), Inc.                                       786           38,514
Boeing Co.                                                3,984          206,252
Burlington Northern Santa Fe                              1,784           84,401
CSX Corp.                                                 1,019           40,842
Caterpillar, Inc.                                         1,620          157,966
Cendant Corp.                                             4,997          116,830
Cintas Corp.                                                815           35,746
Cooper Industries, Ltd.*                                    438           29,736
Cummins, Inc.                                               216           18,099
Danaher Corp.                                             1,464           84,048
Deere & Co.                                               1,178           87,643
Delta Air Lines, Inc.*                                      614            4,593
Donnelley (R.R.) & Sons Co.                               1,042           36,772

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
INDUSTRIAL (Cont'd)
Dover Corp.                                                 967           40,546
Eaton Corp.                                                 723           52,316
Emerson Electric Co.                                      1,992          139,639
Equifax, Inc.                                               641           18,012
FedEx Corp.                                               1,421          139,954
Fisher Scientific Intl.*                                    553           34,496
Fluor Corp.                                                 391           21,313
General Dynamics Corp.                                      944           98,742
General Electric Co.                                     50,178        1,831,489
Goodrich Corporation                                        560           18,278
Grainger (W.W.), Inc.                                       434           28,913
Honeywell International, Inc.                             4,088          144,756
ITT Industries, Inc.                                        440           37,158
Illinois Tool Works, Inc.                                 1,404          130,123
Ingersoll Rand Co.*                                         818           65,685
L-3 Communications Hldgs., Inc.                             547           40,062
Lockheed Martin Corp.                                     2,101          116,711
Masco Corp.                                               2,126           77,663
Monster Worldwide, Inc.*                                    566           19,040
Navistar International Corp.*                               329           14,469
Norfolk Southern Corp.                                    1,879           68,001
Northrop Grumman Corp.                                    1,748           95,021
PACCAR, Inc.                                                832           66,959
Pall Corp.                                                  598           17,312
Parker Hannifin Corp.                                       565           42,793
Pitney Bowes, Inc.                                        1,094           50,630
Power One, Inc.*                                            396            3,532
Raytheon Co,                                              2,145           83,290
Robert Half Intl., Inc.                                     815           23,985
Rockwell Automation, Inc.                                   874           43,307
Rockwell Collins                                            838           33,051
Ryder System, Inc.                                          309           14,761
Southwest Airlines Co.                                    3,700           60,236
Textron, Inc.                                               656           48,413
Tyco International, Ltd.                                  9,547          341,210
Union Pacific Corp.                                       1,232           82,852
United Parcel Service Cl B                                5,319          454,562
United Technologies Corp.                                 2,426          250,727

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
INDUSTRIAL (Cont'd)
Waste Management, Inc.                                    2,715           81,287
                                                                       ---------
                                                                       6,353,930
                                                                       ---------
TECHNOLOGY (15.8%)
ADC Telecommunications, Inc.*                             3,839           10,289
Adobe Systems, Inc.                                       1,135           71,210
Advanced Micro Devices, Inc.*                             1,832           40,341
Affiliated Computer Svcs.*                                  610           36,716
Agilent Technologies, Inc.*                               2,305           55,550
Altera Corp.*                                             1,767           36,577
Analog Devices, Inc.                                      1,779           65,681
Andrew Corp.*                                               757           10,318
Apple Computer, Inc.*                                     1,908          122,875
Applied Materials, Inc.*                                  8,060          137,826
Applied Micro Circuits Corp.*                             1,462            6,155
Autodesk, Inc.                                            1,075           40,796
Automatic Data Processing, Inc.                           2,765          122,628
Avaya, Inc.*                                              2,173           37,376
BMC Software, Inc.*                                       1,053           19,586
Broadcom Corp. Cl A*                                      1,562           50,421
Ciena Corp.*                                              2,714            9,065
Cisco Systems, Inc.*                                     31,252          603,164
Citrix Systems, Inc.*                                       804           19,722
Computer Associates Intl., Inc.                           2,771           86,067
Computer Sciences Corp.*                                    893           50,338
Compuware Corp.*                                          1,830           11,840
Comverse Technology, Inc..*                                 938           22,934
Convergys Corp.*                                            672           10,073
Corning, Inc.*                                            6,655           78,329
Dell, Inc.*                                              11,791          496,873
EMC Corp.*                                               11,373          169,117
Electronic Arts, Inc.*                                    1,449           89,374
Electronic Data Systems Corp.                             2,439           56,341
First Data Corp.                                          3,939          167,565
Fiserv, Inc.*                                               926           37,216
Freescale Semiconductor Cl A*                             1,850           33,966
Gateway, Inc.*                                            1,781           10,704
Hewlett-Packard Co.                                      14,333          300,563
Intel Corp.                                              30,010          701,934
Intl. Business Machines Corp.                             7,901          778,881

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
TECHNOLOGY (Cont'd.)
Intuit, Inc.*                                               890           39,169
JDS Uniphase Corp.*                                       6,853           21,724
Jabil Circuit, Inc.*                                        953           24,378
KLA Tencor Corp.*                                           934           43,506
LSI Logic Corp.*                                          1,827           10,012
Lexmark Int'l, Inc.*                                        611           51,935
Linear Technology Corp.                                   1,458           56,512
Lucent Technologies*                                     20,981           78,889
Maxim Integrated Products, Inc.                           1,544           65,450
Mercury Interactive Corp.*                                  400           18,220
Micron Technology, Inc.*                                  2,901           35,827
Microsoft Corp.                                          51,598        1,378,183
Molex, Inc. Cl A                                            894           26,820
Motorola, Inc.                                           11,554          198,729
NCR Corp.*                                                  450           31,154
NVIDIA Corporation*                                         789           18,589
National Semiconductor Corp.                              1,695           30,425
Network Appliance, Inc.*                                  1,704           56,607
Novell, Inc.*                                             1,791           12,089
Novellus Systems, Inc.*                                     663           18,491
Oracle Corp.*                                            24,341          333,959
PMC Sierra, Inc.*                                           845            9,506
Parametric Technology Corp.*                              1,269            7,474
Paychex, Inc.                                             1,797           61,242
QLogic Corp.*                                               440           16,161
Qualcomm, Inc.                                            7,779          329,830
Sabre Group Holdings, Inc.                                  643           14,249
Sanmina Corp.*                                            2,470           20,921
Scientific-Atlanta, Inc.                                    726           23,965
Siebel Systems, Inc.*                                     2,412           25,326
Solectron Corp.*                                          4,608           24,561
Sun Microsystems, Inc.*                                  15,962           85,876
Sungard Data Sys., Inc.*                                  1,368           38,755
Symantec Corp.*                                           3,010           77,538
Symbol Technologies, Inc.                                 1,142           19,757
Tektronix, Inc.                                             435           13,141
Tellabs, Inc.*                                            2,189           18,804
Teradyne, Inc.*                                             922           15,739
Texas Instruments, Inc.                                   8,201          201,909

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
TECHNOLOGY (Cont'd.)
Unisys Corp.*                                             1,594           16,227
Veritas Software Corp.*                                   2,003           57,186
Xerox Corp.*                                              4,526           76,987
Xilinx, Inc.                                              1,653           49,011
Yahoo!, Inc.*                                             6,525          245,862
                                                                       ---------
                                                                       8,599,106
                                                                       ---------
TELECOMMUNICATIONS (3.2%)
AT&T Corp.                                                3,777           71,990
Alltel Corp.                                              1,442           84,732
BellSouth Corp.                                           8,693          241,578
CenturyTel, Inc.                                            639           22,665
Citizens Communications Co.                               1,592           21,954
Nextel Communications, Inc.*                              5,275          158,250
Qwest Communications Intl.*                               8,618           38,264
SBC Communications, Inc.                                 15,743          405,697
Sprint Corp. (FON Gp.)                                    6,981          173,465
Verizon Communications                                   13,145          532,504
                                                                       ---------
                                                                       1,751,099
                                                                       ---------
UTILITIES (2.9%)
AES Corp.*                                                3,080           42,104
Allegheny Energy, Inc.*                                     657           12,949
Ameren Corp.                                                925           46,380
American Electric Power, Inc.                             1,880           64,559
CINergy Corp.                                               860           35,802
CMS Energy Corp.*                                           924            9,656
Calpine Corp.*                                            2,536            9,992
Centerpoint Energy, Inc.                                  1,457           16,464
Consolidated Edison, Inc.                                 1,139           49,831
Constellation Energy Group                                  835           36,498
DTE Energy Co.                                              825           35,582
Dominion Resources, Inc.                                  1,573          106,555
Duke Energy Corp.                                         4,541          115,024
Dynergy, Inc.*                                            1,804            8,334
Edison International                                      1,551           49,679
Entergy Corp.                                             1,060           71,645
Exelon Corp.                                              3,144          138,556
FPL Group, Inc.                                             877           65,556
FirstEnergy Corp.                                         1,570           62,031
Keyspan Corporation                                         758           29,903

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                            Shares        Value($)
                                                          ------        --------
UTILITIES (Cont'd.)
NiSource, Inc.                                            1,283           29,227
Nicor, Inc.                                                 210            7,757
PG & E Corp.*                                             1,910           63,565
PPL Corporation                                             897           47,792
Peoples Energy Corp.                                        177            7,779
Pinnacle West Capital Corp.                                 434           19,274
Progress Energy, Inc.                                     1,167           52,795
Public Svc. Enterprise Group                              1,124           58,189
Sempra Energy                                             1,108           40,641
Southern Co.                                              3,511          117,689
TXU Corp.                                                 1,140           73,598
Teco Energy, Inc.                                           942           14,450
Xcel Energy, Inc.                                         1,899           34,562
                                                                      ----------
                                                                       1,574,418
                                                                      ----------

TOTAL COMMON STOCKS (Cost: $53,440,041) 98.8%                         53,576,526
                                                                      ----------

----------
*     Non income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

                                                                                                 Face
SHORT-TERM DEBT SECURITIES:                                     Rate(%)         Maturity        Amount($)          Value($)
                                                                -------         --------        ---------          --------
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (a)                                            2.02          03/03/05          400,000          398,580
                                                                                                               -----------

U.S. GOVERNMENT AGENCY (0.5%)
Federal Home Loan Bank                                            1.01          01/03/05          236,000          235,987
                                                                                                               -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $634,617) 1.2%                                                             634,567
                                                                                                               -----------

TOTAL INVESTMENTS (Cost: $54,074,658) 100.0%                                                                   $54,211,093
                                                                                                               ===========


----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004:
------------------------------------------------------

                                                                                 Expiration   Underlying Face    Unrealized
                                                                                    Date      Amount at Value    Gain(Loss)
                                                                                    ----      ---------------    ----------
Purchased
2 S&P 500 Stock Index Futures Contracts                                          March 2005      $606,850          $3,850
                                                                                                 ========          ======


Face value of futures purchased and oustanding as a percentage of total investments in securities: 1.1%

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
BASIC MATERIALS (5.0%)
Airgas, Inc.                                              2,517          66,726
Albemarle Corp.                                           1,395          54,000
Arch Coal, Inc.                                           2,092          74,350
Bowater, Inc.                                             1,867          82,092
Cabot Corp.                                               2,079          80,416
Crompton Corp.                                            3,858          45,524
Cytec Industries, Inc.                                    1,330          68,389
FMC Corp.*                                                1,238          59,795
Ferro Corp.                                               1,411          32,721
Glatfelter                                                1,474          22,523
Longview Fibre Co.                                        1,720          31,201
Lubrizol Corp.                                            2,239          82,530
Lyondell Chemical Co.                                     8,102         234,310
Martin Marietta Materials, Inc.                           1,612          86,500
Minerals Technologies, Inc.                                 687          45,823
Olin Corp.                                                2,356          51,879
Packaging Corp of America                                 3,589          84,521
Peabody Energy Corp.                                      2,168         175,413
Potlatch Corp.                                              993          50,226
RPM International, Inc.                                   3,900          76,674
Scotts Co. Cl A*                                          1,104          81,166
Sensient Technologies Corp.                               1,572          37,712
Sonoco Products Co.                                       3,298          97,786
Steel Dynamics, Inc.                                      1,515          57,388
Valspar Corp.                                             1,724          86,217
Worthington Industries, Inc.                              2,666          52,200
                                                                      ---------
                                                                      1,918,082
                                                                      ---------
CONSUMER, CYCLICAL (18.3%)
99 Cent Only Stores*                                      2,333          37,701
Abercrombie & Fitch Co. Cl A                              2,923         137,235
Advance Auto Parts*                                       2,480         108,326
Aeropostale, Inc.*                                        1,868          54,975
American Eagle Outfitters                                 2,474         116,525
American Greetings Corp. Cl A                             2,296          58,204
Ann Taylor Stores Corp.*                                  2,368          50,983
Applebees Intl., Inc.                                     2,721          71,970
ArvinMeritor, Inc.                                        2,334          52,212

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, CYCLICAL (Cont'd.)
Bandag, Inc.                                                650          32,377
Barnes & Noble, Inc.*                                     2,353          75,931
Belo Corporation                                          3,857         101,208
Blyth, Inc.                                               1,364          40,320
Bob Evans Farms, Inc.                                     1,185          30,976
Borders Group, Inc.                                       2,520          64,008
Borg-Warner, Inc.                                         1,876         101,623
Boyd Gaming Corp.                                         2,925         121,826
Brinker International, Inc.*                              2,901         101,738
CBRL Group, Inc.                                          1,616          67,630
Caesars Entertainment, Inc.*                             10,506         211,591
Callaway Golf Co.                                         2,560          34,560
CarMax, Inc.*                                             3,495         108,520
Catalina Marketing Corp.                                  1,756          52,030
Cheesecake Factory, Inc.*                                 2,611          84,779
Chico's FAS, Inc.*                                        3,002         136,681
Claire's Stores, Inc.                                     3,320          70,550
D.R. Horton, Inc.                                         7,827         315,506
Dollar Tree Stores*                                       3,793         108,783
Emmis Communications Cl A*                                1,886          36,192
Entercom Communications*                                  1,673          60,044
Foot Locker, Inc.                                         5,224         140,682
Furniture Brands Intl., Inc.                              1,781          44,614
GTECH Holdings Corp.                                      3,888         100,894
Gentex Corp.                                              2,606          96,474
Harman Intl. Industries, Inc.                             2,248         285,496
Harte-Hanks, Inc.                                         2,863          74,381
Hovanian Enterprises, Inc.*                               2,047         101,367
International Speedway Corp.                              1,792          94,618
Krispy Kreme Doughnuts, Inc*                              2,073          26,120
Lear Corp.                                                2,260         137,883
Lee Enterprises                                           1,514          69,765
Lennar Corp.                                              5,239         296,947
Mandalay Resort Group*                                    2,272         160,017
Media General Inc. Cl A                                     792          51,330
Michaels Stores, Inc.                                     4,552         136,423
Modine Manufacturing Co.                                  1,156          39,038

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, CYCLICAL (Cont'd.)
Mohawk Industries, Inc.*                                  2,245         204,856
Neiman-Marcus Group, Inc.                                 1,638         117,183
O'Reilly Automotive, Inc.*                                1,850          83,343
Outback Steakhouse, Inc.                                  2,473         113,214
Pacific Sunwear of California*                            2,488          55,383
Payless Shoesource, Inc.*                                 2,293          28,204
PetSmart, Inc.                                            4,867         172,925
Pier 1 Imports, Inc.                                      2,883          56,795
Reader's Digest Assn.                                     3,337          46,418
Regis Corporation                                         1,492          68,856
Rent-A-Center, Inc.*                                      2,544          67,416
Ross Stores, Inc.                                         4,950         142,907
Ruby Tuesday, Inc.                                        2,180          56,854
Ryland Group, Inc.                                        1,596          91,834
Saks Incorporated                                         4,679          67,892
Scholastic Corp.*                                         1,327          49,046
Thor Industries, Inc.                                     1,907          70,654
Timberland Company Cl A*                                  1,155          72,384
Toll Brothers, Inc.*                                      2,503         171,731
Tupperware Corp.                                          1,965          40,715
Urban Outfitters, Inc.*                                   2,717         120,635
Valassis Communication, Inc.*                             1,721          60,252
Washington Post Co. Cl B                                    321         315,549
Westwood One, Inc.*                                       3,222          86,768
Williams-Sonoma, Inc.*                                    3,915         137,182
                                                                      ---------
                                                                      7,000,049
                                                                      ---------
CONSUMER, NON-CYCLICAL (4.3%)
BJ's Wholesale Club, Inc.*                                2,332          67,931
Church & Dwight                                           2,094          70,400
Constellation Brands, Inc. Cl A                           3,622         168,459
Dean Foods Co.*                                           4,999         164,717
Energizer Holdings, Inc.*                                 2,427         120,598
Hormel Foods Corp.                                        4,657         145,997
J.M. Smucker Co.                                          1,959          92,210
Lancaster Colony Corp.                                    1,178          50,501
PepsiAmericas, Inc.                                       4,647          98,702
Ruddick Corp.                                             1,562          33,880

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Smithfield Foods, Inc.*                                   3,728         110,312
Tootsie Roll Inds., Inc.                                  1,755          60,776
Tyson Foods, Inc.                                        11,846         217,966
Universal Corp.                                             857          40,999
Whole Foods Market, Inc.                                  2,082         198,519
                                                                      ---------
                                                                      1,641,967
                                                                      ---------
ENERGY (6.4%)
Cooper Cameron Corp.*                                     1,844          99,226
ENSCO International, Inc.                                 5,070         160,922
FMC Technologies, Inc.*                                   2,295          73,899
Forest Oil Corp.*                                         1,990          63,123
Grant Prideco, Inc.*                                      4,147          83,147
Hanover Compressor Co.*                                   2,617          36,978
Helmerich & Payne, Inc.                                   1,691          57,562
Murphy Oil Corp.                                          3,094         248,912
National-Oilwell, Inc.*                                   2,889         101,953
NewField Exploration Company*                             2,091         123,474
Noble Energy, Inc.                                        1,974         121,717
Overseas Shipholding Group                                1,322          72,974
Patterson UTI Energy, Inc.                                5,617         109,251
Pioneer Natural Resources Co.                             4,892         171,709
Plains Exploration & Prod. Co.                            2,594          67,444
Pogo Producing Co.                                        2,162         104,835
Pride International, Inc.*                                4,569          93,847
Smith International, Inc.*                                3,516         191,306
Tidewater, Inc.                                           2,041          72,680
Varco International, Inc.*                                3,284          95,729
Weatherford International, Ltd.                           4,560         233,928
Western Gas Resources                                     2,473          72,335
                                                                      ---------
                                                                      2,456,951
                                                                      ---------
FINANCIAL (17.5%)
AMB Property Corp.                                        2,782         112,365
Allmerica Financial Corp.*                                1,786          58,634
AmerUs Group Co.                                          1,320          59,796
American Financial Group                                  2,477          77,555
Americredit Corp.*                                        5,212         127,433
Associated Banc-Corp.                                     4,350         144,464

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (Cont'd.)
Astoria Financial Corp.                                   2,498          99,845
Bank of Hawaii Corp                                       1,778          90,216
Banknorth Group, Inc.                                     5,902         216,013
Berkley (W.R.) Corp.                                      2,824         133,208
Brown & Brown Inc.                                        2,313         100,731
City National Corp.                                       1,649         116,502
Colonial BancGroup, Inc.                                  4,493          95,386
Commerce Bancorp, Inc. (N.J.)                             2,663         171,497
Cullen Frost Bankers, Inc.                                1,744          84,758
Developers Diversified Realty                             3,615         160,398
Eaton Vance Corp.                                         2,252         117,442
Edwards (A.G.), Inc.                                      2,564         110,790
Everest RE Group*                                         1,883         168,641
Fidelity Natl. Finl., Inc.                                5,855         267,398
First American Corp.                                      3,008         105,701
Firstmerit Corp.                                          2,829          80,598
GATX Corp.                                                1,656          48,951
Gallagher (Arthur J.) & Co.                               3,101         100,783
Greater Bay Bancorp                                       1,711          47,703
HCC Insurance Holdings, Inc.                              2,275          75,348
Hibernia Corp. Cl A                                       5,204         153,570
Highwoods Properties, Inc.                                1,800          49,860
Horace Mann Educators Corp.                               1,439          27,456
Hospitality Properties Trust                              2,255         103,730
Independence Community Bank Corp.                         2,841         120,970
Indymac Bancorp, Inc.                                     2,080          71,656
Investors Financial Services                              2,231         111,505
Jefferies Group                                           1,919          77,297
Labranche & Co.*                                          2,014          18,045
Legg Mason, Inc.                                          3,382         247,765
Leucadia National                                         2,407         167,238
Liberty Property Trust                                    2,874         124,157
Mack-Cali Realty Corp.                                    2,042          93,993
Mercantile Bankshares Corp.                               2,661         138,904
MoneyGram International, Inc.                             2,972          62,828
New Plan Excel Realty Trust                               3,445          93,291
New York Community Bancorp, Inc.                          8,903         183,135

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (Cont'd.)
Ohio Casualty Corp.*                                      2,077          48,207
Old Republic Intl. Corp.                                  6,119         154,811
PMI Group, Inc.                                           3,197         133,475
Protective Life Corp.                                     2,322          99,126
Radian Group, Inc.                                        3,084         164,192
Raymond James Financial, Inc.                             2,469          76,490
Rayonier, Inc.                                            1,668          81,582
SEI Investments                                           3,440         144,239
Silicon Valley Bancshares*                                1,208          54,143
StanCorp Financial Group, Inc.                              953          78,623
TCF Financial                                             4,657         149,676
United Dominion Realty Tr., Inc.                          4,448         110,310
Unitrin, Inc.                                             2,301         104,580
Waddell & Reed Financial, Inc.                            2,774          66,271
Washington Federal, Inc.                                  2,642          70,119
Webster Financial Corp.                                   1,788          90,544
Weingarten Realty Investors                               2,985         119,699
Westamerica Bancorp                                       1,069          62,333
Wilmington Trust Corp.                                    2,261          81,735
                                                                      ---------
                                                                      6,707,711
                                                                      ---------
HEALTHCARE (10.1%)
Apria Healthcare Group, Inc.*                             1,627          53,610
Barr Pharmaceuticals, Inc.*                               3,440         156,658
Beckman Coulter, Inc.                                     2,040         136,660
Cephalon, Inc.*                                           1,936          98,504
Charles River Laboratories, Inc.                          2,175         100,072
Community Health Systems, Inc.*                           2,928          81,633
Covance, Inc.*                                            2,096          81,220
Coventry Health Care*                                     3,012         159,877
Cytyc Corp.*                                              3,750         103,388
Dentsply International, Inc.                              2,713         152,471
Edwards Lifesciences Corp.*                               1,996          82,355
First Health Group Corp.*                                 3,084          57,702
Health Net, Inc.*                                         3,726         107,570
Hillenbrand Industries, Inc.                              2,077         115,357
Inamed Corp.*                                             1,202          76,027
Invitrogen Corp.*                                         1,719         115,396

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
HEALTHCARE (Cont'd.)
Ivax Corp.*                                               8,415         133,125
Lifepoint Hospitals, Inc.*                                1,299          45,231
Lincare Holdings, Inc.*                                   3,368         143,645
Millennium Pharmaceuticals, Inc.                         10,268         124,448
Omnicare, Inc.                                            3,498         121,101
Pacificare Health Systems,Inc.                            2,828         159,839
Par Pharmaceutical Cos., Inc.*                            1,146          47,421
Patterson Cos., Inc.*                                     4,596         199,420
Perrigo Co.                                               2,424          41,862
Protein Design*                                           3,205          66,215
Renal Care Group, Inc.*                                   2,261          81,373
Schein (Henry), Inc.*                                     1,452         101,117
Sepracor, Inc.*                                           3,525         209,279
Steris Corp.*                                             2,319          55,007
Techne Corp.*                                             1,390          54,071
Triad Hospitals, Inc.*                                    2,583          96,113
Universal Health Services Cl B                            1,953          86,909
VCA Antech, Inc.*                                         2,759          53,911
VISX, Inc.*                                               1,661          42,970
Valeant Pharmaceuticals                                   2,822          74,360
Varian Medical Systems, Inc.*                             4,559         197,131
Varian, Inc.*                                             1,172          48,064
Vertex Pharmaceutical*                                    2,695          28,486
                                                                      ---------
                                                                      3,889,598
                                                                      ---------
INDUSTRIAL (12.0%)
ADESA, Inc.                                               3,076          65,273
AGCO Corp.*                                               3,037          66,480
AirTran Holdings, Inc.*                                   2,871          30,720
Alaska Air Group, Inc.*                                     900          30,141
Alexander & Baldwin, Inc.                                 1,432          60,745
Alliant TechSystems, Inc.*                                1,265          82,706
Ametek, Inc.                                              2,300          82,041
Banta Corp.                                                 838          37,509
C.H. Robinson Worldwide, Inc.                             2,863         158,954
CNF, Inc.                                                 1,734          86,873
Career Education Corp.*                                   3,435         137,400
Carlisle Companies, Inc.                                  1,040          67,517

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
INDUSTRIAL (Cont'd.)
ChoicePoint, Inc.*                                        2,977         136,912
Copart, Inc.*                                             3,020          79,486
Corinthian Colleges, Inc.*                                3,035          57,195
Crane Co.                                                 1,841          53,094
DeVry, Inc.*                                              2,361          40,987
Deluxe Corp.                                              1,679          62,677
Donaldson Company, Inc.                                   2,792          90,963
Dun & Bradstreet*                                         2,332         139,104
Dycom Industries, Inc.*                                   1,625          49,595
Education Management Corp.*                               2,467          81,436
Expeditors Int'l Wash., Inc.                              3,576         199,827
Fastenal Co.                                              2,546         156,732
Federal Signal Corp.                                      1,617          28,556
Flowserve Corporation*                                    1,855          51,087
Graco, Inc.                                               2,320          86,652
Granite Construction                                      1,399          37,213
HNI Corporation                                           1,885          81,149
Harsco Corp.                                              1,377          76,754
Hubbell, Inc. Cl B                                        2,040         106,692
Hunt (JB) Transport Svcs., Inc.                           2,726         122,261
ITT Educational Services, Inc.                            1,538          73,132
Jacobs Engineering Group, Inc.                            1,885          90,084
JetBlue Airways Corp.*                                    3,469          80,550
Kelly Services, Inc.                                      1,182          35,673
Kennametal, Inc.                                          1,276          63,507
Korn/Ferry International*                                 1,300          26,975
Laureate Education, Inc.*                                 1,621          71,470
Manpower, Inc.                                            3,026         146,156
Miller (Herman), Inc.                                     2,371          65,511
Nordson Corp.                                             1,217          48,765
Pentair, Inc.                                             3,377         147,102
Precision Castparts Corp.                                 2,207         144,956
Quanta Services, Inc.*                                    3,928          31,424
Republic Services, Inc.                                   5,060         169,712
Rollins, Inc.                                             1,533          40,349
SPX, Inc.                                                 2,522         101,031
Sequa Corp. Cl A*                                           351          21,464

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
INDUSTRIAL (Cont'd.)
Sotheby's Holdings*                                       2,131          38,699
Stericycle, Inc.*                                         1,516          69,660
Swift Transportation Co., Inc.                            2,463          52,905
Tecumseh Products Co. Cl A                                  623          29,779
Teleflex, Inc.                                            1,352          70,223
The Brink's Company                                       1,911          75,523
Thomas & Betts Corp.*                                     1,979          60,854
Trinity Industries                                        1,596          54,392
United Rentals*                                           2,612          49,367
Werner Enterprises, Inc.                                  2,647          59,928
York International Corp.                                  1,392          48,080
                                                                      ---------
                                                                      4,612,002
                                                                      ---------
TECHNOLOGY (13.8%)
3Com Corp.*                                              12,734          53,101
Activision, Inc.*                                         4,670          94,241
Acxiom Corp.                                              2,896          76,165
Adtran, Inc.                                              2,563          49,056
Advent Software, Inc.*                                    1,094          22,405
Alliance Data Systems*                                    2,741         130,143
Amphenol Corp. CL A*                                      2,970         109,118
Arrow Electronics, Inc.*                                  3,881          94,308
Ascential Software Corp.*                                 1,969          32,114
Atmel Corp.*                                             16,020          62,798
Avnet, Inc.*                                              4,047          73,817
Avocent Corp.*                                            1,672          67,749
BISYS Group, Inc.*                                        4,035          66,376
CDW Corp.                                                 2,789         185,050
CSG Systems Intl., Inc.*                                  1,714          32,052
Cabot MicroElectronics Corp.*                               835          33,442
Cadence Design Systems, Inc.*                             9,073         125,298
Ceridian Corp.*                                           4,987          91,162
Certegy, Inc.                                             2,098          74,542
CheckFree Corp.*                                          2,911         110,851
Cognizant Tech Solutions*                                 4,462         188,876
CommScope, Inc.*                                          1,823          34,455
Credence Systems Corp.*                                   3,199          29,271
Cree, Inc.*                                               2,479          99,358

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
TECHNOLOGY (Cont'd.)
Cypress Semiconductor Corp.*                              4,220          49,501
DST Systems, Inc.*                                        2,820         146,978
Diebold, Inc.                                             2,406         134,086
Fair Isaac Corporation                                    2,360          86,565
Fairchild Semiconductor Intl.*                            4,015          65,284
Gartner, Inc.*                                            3,718          46,326
Harris Corp.                                              2,245         138,719
Henry (Jack) & Associates                                 3,036          60,447
Imation Corp.                                             1,142          36,350
Integrated Circuit Systems, Inc.                          2,359          49,350
Integrated Device Tech., Inc.*                            3,583          41,419
International Rectifier*                                  2,241          99,881
Intersil Corp. Cl A                                       5,055          84,621
Keane, Inc.*                                              2,073          30,473
Kemet Corp.*                                              2,911          26,053
LTX Corp.*                                                2,054          15,795
Lam Research Corp.*                                       4,574         132,234
Lattice Semiconductor Corp.*                              3,799          21,654
MPS Group, Inc.*                                          3,442          42,199
Macromedia, Inc.*                                         2,383          74,159
Macrovision Corp.*                                        1,669          42,927
McAfee, Inc.*                                             5,376         155,528
McData Corporation Cl A*                                  3,963          23,619
Mentor Graphics Corp.*                                    2,564          39,204
Micrel, Inc.*                                             3,023          33,313
Microchip Technology, Inc.                                6,925         184,621
National Instruments Corp.                                2,656          72,376
Newport Corp.*                                            1,440          20,304
Plantronics, Inc.                                         1,623          67,306
Plexus Corp.*                                             1,448          18,838
Polycom, Inc.*                                            3,289          76,699
Powerwave Technologies, Inc.*                             3,505          29,722
RF Micro Devices*                                         6,280          42,955
RSA Security, Inc.*                                       2,335          46,840
Retek, Inc.*                                              1,879          11,556
Reynolds & Reynolds Co.                                   2,169          57,500
Sandisk Corp.*                                            5,467         136,511

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
TECHNOLOGY (Cont'd.)
Semtech Corp.*                                            2,483          54,303
Silicon Laboratories, Inc.*                               1,743          61,545
Storage Technology Corp.*                                 3,576         113,037
Sybase, Inc.*                                             3,190          63,641
Synopsys, Inc.*                                           5,105         100,160
Tech Data Corp.*                                          1,952          88,621
Titan Corp.*                                              2,843          46,057
Transaction Systems Architects                            1,252          24,852
Triquint Semiconductor, Inc.*                             4,608          20,505
Utstarcom, Inc*                                           3,832          84,878
Vishay Intertechnology, Inc.*                             5,574          83,720
Wind River Systems*                                       2,754          37,316
Zebra Technologies Cl A*                                  2,400         135,072
                                                                      ---------
                                                                      5,291,368
                                                                      ---------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                    8,230          34,155
Telephone & Data Systems, Inc.                            1,934         148,821
                                                                      ---------
                                                                        182,976
                                                                      ---------
UTILITIES (6.4%)
AGL Resources, Inc.                                       2,515          83,599
Alliant Energy Corp.                                      3,877         110,882
Aqua America Inc.                                         3,130          76,967
Aquila, Inc.*                                             8,112          29,933
Black Hills Corp.                                         1,084          33,257
DPL, Inc.                                                 4,245         106,592
Duquesne Light Holdings, Inc.                             2,580          48,633
Energy East Corporation                                   4,930         131,532
Equitable Resources, Inc.                                 2,062         125,081
Great Plains Energy, Inc.                                 2,500          75,700
Hawaiian Electric Inds.                                   2,707          78,909
IdaCorp, Inc.                                             1,401          42,829
MDU Resources Group                                       3,963         105,733
NSTAR                                                     1,786          96,944
National Fuel Gas Co.                                     2,771          78,530
Northeast Utilities                                       4,311          81,262
OGE Energy Corp.                                          2,986          79,159
Oneok, Inc.                                               3,471          98,646

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
UTILITIES (Cont'd.)
PNM Resources, Inc.                                       2,033          51,402
Pepco Holdings, Inc.                                      6,307         134,465
Puget Energy, Inc.                                        3,341          82,523
Questar Corp.                                             2,822         143,809
SCANA Corp.                                               3,770         148,538
Sierra Pacific Resources*                                 3,947          41,444
Vectren Corporation                                       2,553          68,420
WGL Holdings, Inc.                                        1,638          50,516
WPS Resources                                             1,250          62,450
Westar Energy, Inc.                                       2,880          65,866
Wisconsin Energy Corp.                                    3,928         132,414
                                                                     ----------
                                                                      2,466,035
                                                                     ----------
TOTAL COMMON STOCKS (Cost: $30,975,238) 94.3%                        36,166,739
                                                                     ==========
----------
*     Non income producing security.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2004

                                                                                                Face
SHORT-TERM DEBT SECURITIES:                                  Rate(%)        Maturity          Amount($)      Value($)
                                                             -------        --------          ---------      --------
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (a)                                        2.02          03/03/05           300,000         298,935
                                                                                                           -----------
U.S. GOVERNMENT AGENCIES (4.9%)
Federal National Mtge. Assoc.                                 1.06          01/03/05         1,900,000       1,899,889
                                                                                                           -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,198,862) 5.7%                                                     2,198,824
                                                                                                           -----------
TOTAL INVESTMENTS (Cost:$33,174,100) 100.0%                                                                $38,365,563
                                                                                                           ===========


----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004:
------------------------------------------------------

                                                                             Expiration     Underlying Face   Unrealized
                                                                                Date        Amount at Value    Gain(Loss)
                                                                                ----        ---------------    ----------
Purchased
6 S&P MidCap 400 Stock Index Futures Contracts                               March 2005       $1,996,050       $26,550
                                                                                              ==========       =======


Face value of futures purchased and oustanding as a percentage of total investments in securities: 5.2%

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
BASIC MATERIALS (6.3%)
A. Schulman, Inc.                                        4,230           90,564
Allegheny Technologies, Inc.                             2,027           43,925
Cleveland-Cliffs, Inc.                                     360           37,390
Coeur D'Alene Mines Corp.*                               8,638           33,947
Commercial Metals Co.                                      790           39,942
Cytec Industries, Inc.                                   2,310          118,780
FMC Corp.*                                               1,923           92,881
Georgia Gulf Corp.                                       3,815          189,987
Graftech International, Ltd.*                           12,170          115,128
Lone Star Technologies, Inc.*                            1,807           60,462
Longview Fibre Co.                                       4,830           87,616
Lubrizol Corp.                                           2,230           82,198
Matthews Intl. Corp. Cl. A                                 911           33,525
Steel Dynamics, Inc.                                       910           34,471
The Mosaic Co.*                                          1,584           25,851
                                                                      ---------
                                                                      1,086,667
                                                                      ---------
CONSUMER, CYCLICAL (14.1%)
Aaron Rents, Inc.                                        5,378          134,450
American Eagle Outfitters                                1,018           47,948
Boyd Gaming Corp.                                        2,060           85,799
Buffalo Wild Wings, Inc.*                                2,568           89,392
CNET Networks, Inc.*                                     2,872           32,253
CSK Auto Corp.*                                          5,510           92,237
Cache, Inc.*                                             2,511           45,248
Catalina Marketing Corp.                                 1,022           30,282
Celebrate Express, Inc.*                                 3,470           65,930
Collins & Aikman Corp.*                                  8,660           37,758
Crown Holdings, Inc.*                                   21,708          298,268
Deckers Outdoor Corp.*                                   1,098           51,595
Dick's Sporting Goods, Inc.*                             2,229           78,349
Fossil, Inc.*                                            2,161           55,408
Guitar Center, Inc.*                                     1,961          103,325
Harris Interactive*                                      3,210           25,359
Hibbett Sporting Goods, Inc.*                            2,571           68,414
Jacuzzi Brands, Inc.*                                   14,710          127,977
Lithia Motors, Inc. Cl A                                 1,240           33,257
Monaco Coach Corp.                                       1,340           27,564
P.F. Changs China Bistro, Inc.*                          1,689           95,175

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

COMMON STOCKS:                                           Share          Value($)
                                                         ------         --------
CONSUMER, CYCLICAL (Cont'd.)
Petco Animal Supplies, Inc.*                              2,266           89,462
Pinnacle Entertainment, Inc.*                             2,826           55,898
Proquest Company*                                           963           28,601
Quiksilver, Inc.*                                         2,878           85,736
Red Robin Gourmet Burgers*                                1,099           58,764
Regent Communications, Inc.*                              4,710           24,963
Shopko Stores, Inc.*                                      6,060          113,201
Sunterra Corporation*                                     7,400          103,896
The Steak N Shake Company*                                4,231           84,958
The Warnaco Group, Inc.*                                  3,603           77,825
Thor Industries, Inc.                                       971           35,976
Wolverine World Wide, Inc.                                2,331           73,240
                                                                       ---------
                                                                       2,458,508
                                                                       ---------
CONSUMER, NON-CYCLICAL (4.4%)
Alkermes, Inc.*                                           2,329           32,816
Chiquita Brands Intl., Inc.                               6,260          138,096
Conmed Corp.*                                             1,200           34,104
Longs Drug Stores Corp.                                   3,970          109,453
MGI Pharma, Inc.,*                                        4,706          131,815
Medicines Company*                                        1,145           32,976
Phase Forward, Inc.*                                      5,174           42,272
Serologicals Corp.*                                       3,129           69,213
Walter Industries, Inc.                                   5,130          173,035
                                                                       ---------
                                                                         763,780
                                                                       ---------
ENERGY (3.7%)
Brigham Exploration Company*                                460            4,140
Denbury Resources, Inc.*                                  2,538           69,668
Frontier Oil Crop                                         2,355           62,784
Grey Wolf, Inc.*                                          5,527           29,127
Plains Exploration & Prod. Co.                            2,530           65,780
Range Resources Corp.                                     8,385          171,557
Southern Union Co.*                                       4,717          113,114
Stone Energy Corp.*                                         750           33,818
Unisource Energy Corp.                                    3,670           88,484
                                                                       ---------
                                                                         638,472
                                                                       ---------

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

COMMON STOCKS:                                           Shares         Value($)
                                                         ------         --------
FINANCIAL (19.7%)
Accredited Home Lenders*                                  1,950           96,876
Alabama National Bancorp                                  1,506           97,137
American Home Mortgage Inv.                               3,100          106,175
Amli Residential Properties                               2,740           87,680
Argonaut Group, Inc.*                                     1,520           32,118
Assured Guaranty Co.*                                     5,530          108,775
Bank Mutual Corp.                                         3,120           37,970
BankAtlantic Bancorp, Inc Cl  A                           6,960          138,504
Banner Corporation                                        2,070           64,563
Brookline Bankcorp                                        7,230          117,994
Capital Automotive REIT                                   2,770           98,404
Carramerica Realty Corp.                                  1,660           54,780
Choice Hotels Intl., Inc.                                   856           49,648
Columbia Banking System                                   1,915           47,856
Conseco, Inc.*                                            3,240           64,638
Direct General Corp.                                      3,480          111,708
Equity Inns, Inc.                                         9,760          114,582
Equity One, Inc.                                          1,730           41,053
FNB Corp.                                                 1,684           34,286
First Financial Holdings, Inc.                              681           22,296
First Niagara Financial Grp.                              7,430          103,649
First State Banck Corporation                             1,880           69,109
Gladstone Capital Corp.                                     680           16,116
Glimcher Realty Trust                                       510           14,132
Highwoods Properties, Inc.                                3,400           94,180
KNBT Bancorp, Inc.                                        4,360           73,684
LandAmerica Financial Group                               2,650          142,915
Luminent Mortgage Capital, Inc.                           3,060           36,414
MAF Bancorp                                               2,530          113,395
Medical Properties of America*                            5,740           58,835
Mid-America Apt. Communities                              2,360           97,279
National Financial Partners                               1,030           39,964
New Century Financial Corp.                                 481           30,741
Pennsylvania REIT                                         2,110           90,308
PrivateBancorp, Inc.                                      3,489          112,450
Provident Financial Services                              6,270          121,450
Santander Bancorp                                         2,413           72,776
Sterling Financial Corp.*                                 3,075          120,725

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
Stewart Information Services                              2,340           97,461
Sws Group, Inc.                                           2,870           62,910
Texas Capital Bancshares*                                 4,642          100,360
Texas Regional Bancshares                                 3,070          100,328
TrustCo Bank Corp. (N.Y.)                                 1,260           17,375
W Holdind Co., Inc.                                       4,680          107,359
                                                                       ---------
                                                                       3,420,958
                                                                       ---------
HEALTHCARE (8.0%)
Able Laboratories, Inc.*                                  2,350           53,463
Adolor Corporation*                                       2,023           20,068
Advanced Medical Optics, Inc.*                            2,938          120,869
Align Technology, Inc.*                                   4,010           43,108
Amsurg Corp.*                                             1,139           33,646
Amylin Pharmaceuticals, Inc.*                             1,681           39,268
Apria Healthcare Group, Inc.*                               986           32,489
Auxilium Pharmaceuticals, Inc.                            5,020           44,427
Bioenvision, Inc.*                                        4,150           37,184
CV Therapeutics Inc.*                                     2,252           51,796
Caliper Life Sciences, Inc.*                              8,610           64,833
Centene Corporation*                                      3,712          105,235
Cubist Pharmaceuticals, Inc.*                             3,075           36,377
Dendreon Corp.*                                           3,895           41,988
First Health Group Corp.*                                 2,072           38,767
GTC Biotherapeutics*                                     11,973           18,199
Immunicon Corp.*                                          5,734           40,023
Inspire Pharmaceuticals, Inc.*                            1,770           29,683
Kensey Nash Corp.*                                        1,300           44,889
Par Pharmaceutical Cos, Inc.*                               764           31,614
Rigel Pharmaceuticals, Inc.*                              1,397           34,115
Select Medical Corp.                                      2,175           38,280
Telik, Inc.*                                              3,976           76,101
Transkarayotic Therapies, Inc.                            2,049           52,024
United Surgical Partners, Inc.                              953           39,740
Valeant Pharmaceuticals                                   1,336           35,204
Ventana Medical Systems, Inc.*                            1,366           87,410
VistaCare, Inc. Cl A*                                     1,600           26,608
Wright Medical Group, Inc.*                               2,794           79,629
                                                                       ---------
                                                                       1,397,037
                                                                       ---------

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (20.0%)
American Italian Pasta Co.                               3,080           71,610
Apogee Enterprises, Inc.                                 8,770          117,606
Applied Industrial Tech. Inc.                            2,170           59,458
Audiovox Corp. Cl A*                                     7,020          110,776
Aviall, Inc.*                                            1,230           28,253
Benchmark Electronics*                                   4,448          151,677
Cal Dive International, Inc.*                            1,561           63,611
Champion Enterprises, Inc.*                             14,100          166,662
Ciber, Inc.*                                            11,326          109,183
Digital River, Inc.*                                     1,507           62,706
Dycom Industries, Inc.*                                  3,970          121,164
Engineered Support Systems                               2,360          139,759
Esterline Technologies*                                  3,030           98,930
Gardner Denver Machinery*                                1,100           39,919
General Cable Corp.*                                    15,920          220,492
Hydril Company*                                          1,294           58,890
Kerzner International, Ltd.*                             1,175           70,559
Kirby Corp.*                                             3,413          151,469
Landstar System, Inc.*                                   1,769          130,269
Laureate Education, Inc.*                                2,305          101,627
MKS Instruments, Inc.*                                   1,660           30,793
Mine Safety Appliances Co.                               1,862           94,403
Molecular Devices Corp.*                                 1,695           34,070
Mykrolis Corp.*                                          5,437           77,042
Northwest Airlines Corp.*                                8,930           97,605
Noven Pharmaceuticals*                                   1,752           29,889
Optical Communication Product                              200              500
Penn National Gaming, Inc.*                              1,189           71,994
RailAmerica, Inc.*                                      12,710          165,866
Siligan Holdings, Inc.                                   2,710          165,202
Spherion Corp.*                                         10,450           87,780
TTM Technologies*                                        5,241           61,844
Trinity Industries                                       3,600          122,688
Triumph Group, Inc.*                                     1,590           62,805
UTI Worldwide, Inc.*                                     1,660          112,913
Universal Forest Products                                2,660          115,444
Us Home Systems, Inc.*                                   3,000           18,450
Veeco Instruments, Inc.*                                 2,040           42,983

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (Cont'd.)
Woodhead Industries, Inc.                                  100            1,603
                                                                      ---------
                                                                      3,468,494
                                                                      ---------
TECHNOLOGY (15.4%)
ASE Test Limited*                                        7,959           53,803
Aeroflex, Inc.*                                          3,690           44,723
Angiotech Pharmaceuticals*                               1,709           31,463
Anixter International, Inc.                              2,310           83,137
Ask Jeeves, Inc.*                                        1,203           32,180
Avid Technology, Inc.*                                   1,503           92,810
Brocade Communication Sys.*                              5,289           40,408
CACI International*                                        527           35,905
CMG Information Services, Inc.                          14,961           38,151
Callwave, Inc.*                                          2,088           32,239
Cognex Corp.                                               936           26,114
Concord Communications, Inc.*                            3,170           35,124
Credence Systems Corp.*                                  3,244           29,683
Cypress Semiconductor Corp.*                            13,337          156,443
DRS Technologies, Inc.*                                  2,570          109,765
DSP Group, Inc.*                                         1,358           30,324
Electronics For Imaging, Inc.*                           1,624           28,274
Embarcardero Technologies, Inc.                          7,296           68,655
Exelixis, Inc.*                                          2,620           24,890
F5 Networks, Inc.*                                         606           29,524
Gartner, Inc.*                                           2,467           30,739
Hyperion Solutions, Corp.*                               2,128           99,207
Informatica Corp.*                                       3,600           29,232
Infospace.Com, Inc.*                                       624           29,671
Integrated Device Tech., Inc.*                           6,177           71,406
Integrated Silicon Solution*                             5,117           41,959
Interdigital Comm. Corp.*                                1,430           31,603
Kronos, Inc.*                                              646           33,030
Lecroy Corp.*                                            3,369           78,632
Lionbridge Technologies, Inc.*                           6,914           46,462
Macrovision Corp.*                                       1,259           32,381
Mentor Graphics Corp.*                                   2,614           39,968
Micrel, Inc.*                                            7,223           79,597
Micros Systems, Inc.*                                      412           32,161
On Semiconductor*                                       11,171           50,716

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (Cont'd.)
PalmSource, Inc.*                                        2,852           36,334
Parametric Technology Corp.*                            15,158           89,281
Perot Systems Corp.Cl  A*                                1,470           23,564
Powerwave Technologies, Inc.*                            4,210           35,701
RF Micro Devices*                                        5,418           37,059
RSA Security, Inc.*                                      1,364           27,362
RealNetworks, Inc.*                                      4,152           27,486
Silicon Image, Inc.*                                     3,637           59,865
Skyworks Solutions, Inc.*                               11,023          103,947
Synaptics, Inc.*                                         1,568           47,949
Titan Corp.*                                             2,016           32,659
Trimble Navigation, Ltd*                                 1,113           36,774
Viasat, Inc.*                                            3,299           80,066
Websense, Inc.*                                          1,339           67,913
Western Digital Corp.*                                   8,350           90,513
Wireless Facilities, Inc.*                               3,305           31,198
Xenogen Corporation*                                     4,930           34,510
aQuantive, Inc.*                                         6,530           58,378
                                                                     ----------
                                                                      2,670,938
                                                                     ----------
TELECOMMUNICATIONS (1.0%)
CT Communications, Inc.                                  2,220           27,306
Ivillage, Inc.*                                          6,594           40,751
SpectraLink Corporation                                  5,303           75,197
Surewest Communications                                    790           22,397
                                                                     ----------
                                                                        165,651
                                                                     ----------
UTILITIES (2.9%)
Avista Corp.                                             2,180           38,521
Energen Corp.                                            2,220          130,869
PNM Resources, Inc.                                      5,255          132,899
Southwestern Energy Co.*                                 2,046          103,712
Westar Energy, Inc.                                      4,550          104,059
                                                                     ----------
                                                                        510,060
                                                                     ----------

TOTAL COMMON STOCKS (Cost: $14,532,627) 95.5%                        16,580,565
                                                                     ----------

----------

*     Non income producing security.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                 Face
SHORT-TERM DEBT SECURITIES:                                     Rate(%)        Maturity         Amount($)        Value($)
                                                                -------        --------         ---------        --------
U.S. GOVERNMENT AGENCIES (1.2%)
Federal Home Loan Bank                                            1.01         01/03/05          217,000          216,988
                                                                                                              -----------
COMMERCIAL PAPER (2.0%)
Archer Daniels Midland                                            2.15         01/03/05          350,000          349,958
                                                                                                              -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $566,946) 3.2%                                                            566,946
                                                                                                              -----------
TEMPORARY CASH INVESTMENTS ** (Cost: $221,800) 1.3%                                                              221,800
                                                                                                              -----------
TOTAL INVESTMENTS (Cost: $15,321,373) 100.0%                                                                  $17,369,311
                                                                                                              ===========


----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2004 was 1.74%.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                  Face
LONG-TERM DEBT SECURITIES:                         Rating*          Rate(%)      Maturity        Amount($)        Value($)
                                                   -------          -------      --------        ---------        --------
U.S. GOVERNMENT (4.8%)
U.S. Treasury Note                                  AAA              3.00        11/15/07         700,000          695,680
U.S. Treasury Note                                  AAA              4.63        05/15/06         500,000          511,524
U.S. Treasury Strip                                 AAA              0.00        02/15/17       2,500,000        1,415,493
                                                                                                                 ---------
                                                                                                                 2,622,697
                                                                                                                 ---------
U.S. GOVERNMENT AGENCIES (60.4%)
MORTGAGE-BACKEDOBLIGATIONS (41.2%)

FHLMC                                               AAA              8.00        07/15/06          13,293           13,280
FHLMC                                               AAA              5.00        06/15/17         500,000          512,405
FHLMC                                               AAA              4.00        10/15/26         750,000          739,674
FNMA                                                AAA              8.00        03/01/31          27,129           29,417
FNMA                                                AAA              7.50        06/01/31          23,758           25,456
FNMA                                                AAA              7.00        09/01/31          27,950           29,630
FNMA                                                AAA              7.00        11/01/31          76,256           80,839
FNMA                                                AAA              7.50        02/01/32          82,208           88,082
FNMA                                                AAA              7.00        04/01/32         125,868          133,429
FNMA                                                AAA              6.00        04/01/32         109,415          113,289
FNMA                                                AAA              6.00        04/01/32          66,405           68,756
FNMA                                                AAA              7.50        04/01/32          39,267           42,040
FNMA                                                AAA              8.00        04/01/32          30,610           33,143
FNMA                                                AAA              8.00        04/01/32          13,783           14,875
FNMA                                                AAA              6.50        05/01/32         108,935          114,340
FNMA                                                AAA              6.00        05/01/32          95,433           98,812
FNMA                                                AAA              6.50        05/01/32          90,384           94,869
FNMA                                                AAA              7.50        06/01/32          29,170           31,230
FNMA                                                AAA              7.00        06/01/32          27,759           29,427
FNMA                                                AAA              6.50        07/01/32         207,243          217,527
FNMA                                                AAA              6.00        05/01/33         538,891          557,476
FNMA                                                AAA              5.00        06/01/33         657,477          653,620
FNMA                                                AAA              5.50        07/01/33         463,612          471,067
FNMA                                                AAA              5.50        09/01/33         254,476          258,568
FNMA                                                AAA              5.50        10/01/33         614,566          624,449
FNMA                                                AAA              5.00        11/01/33         767,687          763,184
FNMA                                                AAA              5.50        03/01/34         234,795          238,571
FNMA                                                AAA              5.00        03/01/34         233,395          232,025
FNMA                                                AAA              5.50        03/01/34         139,566          141,810
FNMA                                                AAA              5.00        04/01/34         193,710          192,292
FNMA                                                AAA              4.50        05/01/34         209,324          202,449
FNMA                                                AAA              4.50        06/01/34         351,929          340,371
FNMA                                                AAA              6.50        07/01/34         386,570          405,529


             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                  Face
LONG-TERM DEBT SECURITIES:                          Rating*        Rate(%)       Maturity       Amount($)          Value($)
                                                    -------        -------       --------       ---------          --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)

FNMA                                                AAA              5.50        07/01/34         396,466          402,733
FNMA                                                AAA              5.50        09/01/34       1,394,065        1,416,100
FNMA                                                AAA              6.00        09/01/34         688,833          712,637
FNMA                                                AAA              6.50        09/01/34         289,208          303,391
FNMA                                                AAA              5.50        09/01/34       1,233,615        1,253,113
FNMA                                                AAA              5.50        09/01/34         344,779          350,229
FNMA                                                AAA              6.00        10/01/34         737,165          762,638
FNMA                                                AAA              5.50        10/01/34         223,076          226,602
FNMA                                                AAA              7.00        10/25/07         110,202          111,430
FNMA                                                AAA              4.20        12/26/13       2,000,000        2,005,692
FNMA                                                AAA              5.00        10/25/15         375,000          382,617
FNMA                                                AAA              6.50        09/01/16          29,294           31,069
FNMA                                                AAA              6.50        03/01/17          45,593           48,356
FNMA                                                AAA              5.50        04/01/17          31,121           32,198
FNMA                                                AAA              5.50        05/01/17          40,170           41,560
FNMA                                                AAA              6.50        05/01/17          31,282           33,178
FNMA                                                AAA              6.50        06/01/17         127,722          135,462
FNMA                                                AAA              5.50        06/01/17          60,309           62,396
FNMA                                                AAA              5.00        04/01/18         572,725          582,440
FNMA                                                AAA              4.50        05/01/18         317,292          316,996
FNMA                                                AAA              5.00        09/01/18         246,702          250,886
FNMA                                                AAA              4.50        12/01/18         252,728          252,493
FNMA                                                AAA              4.50        02/01/19         138,999          138,644
FNMA                                                AAA              4.00        05/01/19         416,676          407,018
FNMA                                                AAA              4.50        05/01/19         378,554          377,587
FNMA                                                AAA              4.50        06/01/19         766,978          765,019
FNMA                                                AAA              5.50        09/01/19         190,455          196,959
FNMA                                                AAA              4.00        11/25/26         600,000          590,561
GNMA  (2)                                           AAA              6.50        04/15/31          13,860           14,603
GNMA  (2)                                           AAA              7.00        05/15/31          41,359           43,959
GNMA  (2)                                           AAA              7.00        09/15/31          19,551           20,780
GNMA  (2)                                           AAA              7.00        09/15/31           2,353            2,501
GNMA  (2)                                           AAA              6.50        10/15/31          60,212           63,438
GNMA  (2)                                           AAA              6.50        12/15/31          20,150           21,230
GNMA  (2)                                           AAA              6.00        03/01/32         128,192          132,733
GNMA  (2)                                           AAA              6.50        04/01/32          99,673          104,619
GNMA  (2)                                           AAA              6.50        05/15/32          23,216           24,461


             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                          Rating*        Rate(%)       Maturity       Amount($)          Value($)
                                                    -------        -------       --------       ---------          --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)

GNMA  (2)                                           AAA              7.00        05/15/32          18,041           19,174
GNMA  (2)                                           AAA              5.50        05/01/17          31,230           32,310
GNMA  (2)                                           AAA              6.27        10/16/27       2,000,000        2,198,090
                                                                                                                ----------
                                                                                                                22,459,833
                                                                                                                ----------
NON-MORTGAGE-BACKED OBLIGATION (19.2%)
FFCB                                                AAA              2.88        06/29/06         500,000          498,140
FHLB                                                AAA              2.88        09/15/06       1,550,000        1,544,507
FHLMC                                               AAA              5.20        03/05/19       3,000,000        2,966,091
FNMA                                                AAA              4.25        07/15/07       1,000,000        1,020,959
FNMA                                                AAA              3.25        01/15/08       3,000,000        2,976,928
FNMA                                                AAA              3.25        02/15/09       1,500,000        1,470,833
                                                                                                                ----------
                                                                                                                10,477,458
                                                                                                                ----------
BASIC MATERIALS (3.3%)
Cytec Industries, Inc.                              BBB              6.85        05/11/05         500,000          504,824
International Paper Co.                             BBB              4.25        01/15/09         250,000          250,916
Monsanto Co.                                        A-               4.00        05/15/08         250,000          250,802
PolyOne Corp.                                       B+               7.50        12/15/15         250,000          240,000
Praxair, Inc.                                       A-               6.90        11/01/06         500,000          532,836
                                                                                                                ----------
                                                                                                                 1,779,378
                                                                                                                ----------
CONSUMER, CYCLICAL (4.9%)
Caterpillar Fin. Svc.                               A                2.63        01/30/07         250,000          245,625
Coors Brewing Co.                                   BBB+             6.38        05/15/12         250,000          274,866
Cox Communications, Inc. Cl A                       BBB-             3.88        10/01/08         250,000          247,414
Daimlerchrysler                                     BBB              4.05        06/04/08         100,000           99,794
Fruit of the Loom, Inc. (1)                         NR               7.00        03/15/11         135,260           12,662
Fruit of the Loom, Inc. (1)                         NR               7.38        11/15/23          73,277                7
Kellwood, Co.                                       BBB-             7.88        07/15/09         250,000          276,200
May Department Stores Co.                           BBB              4.80        07/15/09         250,000          254,203
Newell Rubbermaid                                   BBB+             4.63        12/15/09         500,000          504,714
Quebecor World Cap Corp.                            BBB-             4.88        11/15/08         250,000          252,332
Stanley Works                                       A                3.50        11/01/07         250,000          249,238
Target Corp.                                        A+               5.38        06/15/09         250,000          264,633
                                                                                                                ----------
                                                                                                                 2,681,688
                                                                                                                ----------
CONSUMER, NON-CYCLICAL (2.3%)
Coca-Cola Enterprises, Inc.                         A                2.50        09/15/06         250,000          246,416
General Mills, Inc.                                 BBB+             2.63        10/24/06         250,000          245,749
Kellogg Co.                                         BBB+             2.88        06/01/08         250,000          242,820


             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                          Rating*        Rate(%)       Maturity       Amount($)          Value($)
                                                    -------        -------       --------       ---------          --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Safeway, Inc.                                       BBB              2.50        11/01/05         250,000          248,587
Wal-Mart Stores, Inc.                               AA               6.88        08/10/09         250,000          280,723
                                                                                                                 ---------
                                                                                                                 1,264,295
                                                                                                                 ---------
ENERGY (0.9%)
Anadarko Petroleum Corp.                            BBB+             3.25        05/01/08         250,000          245,702
Ocean Energy, Inc.                                  BBB              4.38        10/01/07         250,000          253,654
                                                                                                                 ---------
                                                                                                                   499,356
                                                                                                                 ---------
FINANCIAL (15.4%)
American Honda Finance                              A+               3.85        11/06/08         250,000          249,303
American Express Credit Corp.                       A+               3.00        05/16/08         250,000          244,150
Berkshire Hathaway Financial                        AAA              4.20        12/15/10         250,000          248,395
Brandywine Realty Trust                             BBB-             4.50        11/01/09         250,000          248,395
CIT Group Hldgs., Inc.                              A                2.88        09/29/06         250,000          247,396
CenterPoint PPTS                                    BBB              5.25        07/15/11         250,000          254,312
Deere Capital Corp.                                 A-               3.90        01/15/08         500,000          503,553
First Horizon Mtge. Trust                           AAA              5.00        06/25/33         970,285          975,246
First Tennessee Natl. Corp.                         BBB+             4.50        05/15/13         500,000          480,592
FleetBoston Financial Group                         A+               3.85        02/15/08         250,000          251,160
Ford Motor Credit Co.                               BBB-             7.38        10/28/09         250,000          269,667
GE Capital Corp.                                    AAA              5.45        01/15/13         500,000          527,732
General Motors Accep. Corp.                         BBB-             0.00        12/01/12         500,000          286,337
Goldman Sachs Group, Inc.                           A+               3.88        01/15/09         250,000          249,434
Lehman Brothers Holdings, Inc.                      A                4.00        01/22/08         250,000          251,725
Markel Corporation                                  BBB-             6.80        02/15/13         150,000          161,929
Markel Corporation                                  BBB-             7.00        05/15/08         100,000          106,246
Nationwide Health Properties                        BBB-             7.90        11/20/06         500,000          530,395
Natl Rural Utils. Coop. Fin. Corp.                  A+               3.88        02/15/08         250,000          250,997
Northern Trust Co.                                  AA-              2.88        12/15/06         250,000          247,967
Roslyn Bancorp, Inc.                                BBB-             7.50        12/01/08         250,000          277,193
SLM Corp.                                           A                4.00        01/15/09         250,000          249,879
Shurgard Storage Centers, Inc.                      BBB              7.75        02/22/11         250,000          284,767
Textron Finance Corp.                               A-               2.69        10/03/06         250,000          246,455
US Bank NA                                          AA-              2.85        11/15/06         250,000          247,895
Union Planters Bank                                 A+               5.13        06/15/07         250,000          260,349
Wells Fargo & Company                               AA-              3.50        04/04/08         250,000          248,431
                                                                                                                 ---------
                                                                                                                 8,399,900
                                                                                                                 ---------

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                 Face
LONG-TERM DEBT SECURITIES:                          Rating*        Rate(%)       Maturity       Amount($)          Value($)
                                                    -------        -------       --------       ---------          --------
HEALTHCARE (1.0%)
Baxter International, Inc.                          A-               5.25        05/01/07         250,000          258,134
Wyeth                                               A                5.50        03/15/13         250,000          259,831
                                                                                                                ----------
                                                                                                                   517,965
                                                                                                                ----------
INDUSTRIAL (1.8%)
Deluxe Corp.                                        BBB+             3.50        10/01/07         250,000          246,780
Seariver Maritime                                   AAA              0.00        09/01/12       1,000,000          703,777
                                                                                                                ----------
                                                                                                                   950,557
                                                                                                                ----------
TELECOMMUNICATIONS (0.5%)
Verizon Global                                      A+               4.00        01/15/08         250,000          252,077
                                                                                                                ----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $52,089,833) 95.3%                                                       51,905,204
                                                                                                                ----------


             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                  Face
SHORT-TERM DEBT SECURITIES:                                        Rate(%)       Maturity       Amount($)        Value($)
---------------------------                                        -------       --------       ---------        --------
COMMERCIAL PAPER (4.7%)
7-Eleven Inc.                                                        2.25        01/05/05       1,300,000        1,299,675
Anheuser-Busch Cos., Inc.                                            2.05        01/03/05       1,250,000        1,249,858
                                                                                                               -----------
                                                                                                                 2,549,533
                                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,549,533) 4.7%                                                         2,549,533
                                                                                                               -----------
TOTAL INVESTMENTS (Cost: $54,639,366) 100.0%                                                                   $54,454,737
                                                                                                               ===========


----------

Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association
               NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)   U. S. Government guaranteed security.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of December 31, 2004 is 0.5%.

*     Ratings as per Standard & Poor's Corporation.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                  Face
SHORT-TERM DEBT SECURITIES:                       Rating*          Rate(%)     Maturity         Amount($)       Value($)
                                                  -------          -------     --------         ---------       --------
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (52.5%)
FHLB                                               AAA              2.26       01/05/05           200,000        199,950
FHLB                                               AAA              2.30       01/05/05           200,000        199,949
FHLB                                               AAA              2.28       01/12/05           152,000        151,894
FHLB                                               AAA              2.30       01/20/05           150,000        149,818
FHLMC                                              AAA              2.31       01/06/05           504,000        503,838
FHLMC                                              AAA              2.26       01/06/05           184,000        183,942
FHLMC                                              AAA              2.27       01/10/05         1,645,000      1,644,066
FHLMC                                              AAA              2.26       01/11/05         5,673,000      5,669,435
FHLMC                                              AAA              2.30       01/11/05           144,000        143,908
FHLMC                                              AAA              2.30       01/14/05           200,000        199,834
FHLMC                                              AAA              2.27       01/18/05           225,000        224,759
FHLMC                                              AAA              2.28       01/28/05           575,000        574,016
FHLMC                                              AAA              2.27       02/01/05        12,722,000     12,697,104
FHLMC                                              AAA              2.26       02/08/05           400,000        399,044
FNMA                                               AAA              2.27       01/05/05         1,250,000      1,249,684
FNMA                                               AAA              2.30       01/10/05           300,000        299,827
FNMA                                               AAA              2.28       01/10/05           150,000        149,914
FNMA                                               AAA              2.26       01/11/05           272,000        271,829
FNMA                                               AAA              2.27       01/12/05         1,300,000      1,299,097
FNMA                                               AAA              2.28       01/14/05           200,000        199,835
FNMA                                               AAA              2.28       01/24/05           446,000        445,347
FNMA                                               AAA              2.27       01/25/05           299,000        298,547
FNMA                                               AAA              2.27       01/26/05         1,157,000      1,155,174
FNMA                                               AAA              2.25       01/26/05           100,000         99,844
FNMA                                               AAA              2.25       02/04/05           378,000        377,196
                                                                                                              ----------
                                                                                                              28,787,851
                                                                                                              ----------

COMMERCIAL PAPER (47.1%)
7-Eleven, Inc.                                     A1+/P1           2.30       01/03/05           849,000        848,891
7-Eleven, Inc.                                     A1+/P1           2.25       01/25/05           660,000        659,008
Archer Daniels Midland                             A1/P1            2.15       01/03/05         1,500,000      1,499,821
Anheuser-Busch Cos., Inc.                          A1/P1            2.05       01/03/05         1,340,000      1,339,847
Coca Cola Enterprise                               A1/P1            2.28       01/31/05         1,500,000      1,497,147
Coca Cola                                          A1/P1            2.25       02/01/05         1,500,000      1,497,089
Eli Lilly & Co.                                    A-1+             2.31       02/01/05         1,500,000      1,497,013
Gannett Co., Inc.                                  A1/P1            2.28       01/28/05         1,500,000      1,497,432
General Electric Capital Corp.                     A1+/P1           2.28       01/19/05         1,191,000      1,189,642
General Electric Capital Corp.                     A1+/P1           2.28       01/10/05           200,000        199,886


         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2004

                                                                                                  Face
SHORT-TERM DEBT SECURITIES:                        Rating*        Rate(%)      Maturity         Amount($)       Value($)
                                                   -------        -------      --------         ---------       --------
COMMERCIAL PAPER (Cont'd.)
General Electric Capital Corp.                     A1+/P1           2.28       01/18/05           150,000        149,838
Kimberly-Clark Worldwide                           A1+/P1           2.13       01/03/05           800,000        799,905
Kimberly-Clark Worldwide                           A1+/P1           2.26       01/19/05           688,000        687,222
Merck & Co., Inc.                                  A1+/P1           2.27       01/21/05         1,500,000      1,498,106
National Rural Utilities                           A1/P1            2.32       01/21/05         1,000,000        998,710
National Rural Utilities                           A1/P1            2.28       01/14/05           500,000        499,588
Nestle Capital Corp.                               A1+/P1           2.28       01/18/05           872,000        871,060
Nestle Capital Corp.                               A1+/P1           2.28       01/31/05           630,000        628,802
New Jersey Natural Gas                             A1/P1            2.31       01/07/05           950,000        949,634
New Jersey Natural Gas                             A1/P1            2.30       01/07/05           583,000        582,776
New York Times Co.                                 A1/P1            2.34       01/03/05           280,000        279,964
PepsiCo, Inc.                                      A1/P1            2.25       01/10/05           335,000        334,812
Sherwin-Williams                                   A1/P1            2.26       01/04/05         1,500,000      1,499,717
Siemens Capital Corp.                              A1+/P1           2.26       02/03/05           514,000        512,934
Washington Gas Light Company                       A1+/P1           2.28       01/06/05         1,510,000      1,509,521
Washington Post                                    A1/P1            2.15       01/03/05           797,000        796,905
XTRA, Inc.                                         A1+/P1           2.32       01/04/05         1,500,000      1,499,710
                                                                                                             -----------
                                                                                                              25,824,980
                                                                                                             -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $54,612,831) 99.6%                                                    54,612,831
                                                                                                             -----------
TEMPORARY CASH INVESTMENTS ** (Cost: $204,900) 0.4%                                                             204,900
                                                                                                             -----------
TOTAL INVESTMENTS (Cost: $54,817,731) 100.0%                                                                 $54,817,731
                                                                                                             ===========


----------

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

*     Ratings as per Standard & Poor's Corporation.

* The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2004 was 1.74%.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

      (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      Attached hereto:

      (a)(1) Exhibit 99          Codes of Ethics
         (2) Exhibit 99.CERT     Certifications by the registrant's principal
                                 executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule
                                 30a-2(a) under the Investment Company Act of
                                 1940.
         (3) Not applicable.
      (b)    Exhibit 99.906CERT  Certifications pursuant to Section 906 of the
                                 Sarbanes-Oxley Act of 2002 and required by Rule
                                 30a-2(b) under the Investment Company Act of
                                 1940.

             Exhibit 99.REPT Report of Independent Registered Public Accounting Firm

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Institutional Funds, Inc.

By:   /s/ JOHN R. GREED
      -------------------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ JOHN R. GREED
      -------------------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: February 28, 2004

By:   /s/ MANFRED ALTSTADT
      -------------------------------------------
      Manfred Altstadt
      Senior Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Institutional Funds, Inc.

Date: February 28, 2004